JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.7%
U.S. Treasury Bonds
3.50%, 2/15/2039	44,436	42,784
4.25%, 5/15/2039	55,245	58,232
3.88%, 8/15/2040	54,475	54,326
1.88%, 2/15/2041	282,192	203,928
2.25%, 5/15/2041	207,900	159,750
1.75%, 8/15/2041	183,595	128,086
2.00%, 11/15/2041	14,825	10,797
2.38%, 2/15/2042	200,455	155,940
2.75%, 11/15/2042	154,890	127,197
3.13%, 2/15/2043	18,180	15,873
3.63%, 8/15/2043	113,140	106,639
3.75%, 11/15/2043	256,218	245,869
3.63%, 2/15/2044	154,280	145,102
3.00%, 11/15/2044	50,821	42,952
2.88%, 8/15/2045	4,490	3,697
2.50%, 2/15/2046	70,000	53,632
2.25%, 8/15/2046	179,932	130,668
3.00%, 2/15/2047	5,431	4,562
3.00%, 2/15/2048	78,220	65,897
3.13%, 5/15/2048	43,243	37,350
2.88%, 5/15/2049	12,946	10,729
2.25%, 8/15/2049	180,150	130,883
2.38%, 11/15/2049	98,830	73,868
2.00%, 2/15/2050	76,853	52,497
1.25%, 5/15/2050	4,667	2,603
1.38%, 8/15/2050	25,855	14,911
1.63%, 11/15/2050	76,730	47,393
1.88%, 2/15/2051	204,145	134,608
2.38%, 5/15/2051	166,815	124,056
2.00%, 8/15/2051	144,750	98,373
1.88%, 11/15/2051	200,075	131,573
2.25%, 2/15/2052	165,840	119,761
2.88%, 5/15/2052	90,125	74,916
3.00%, 8/15/2052	120,000	102,750
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	2,100	3,017
3.63%, 4/15/2028	9,066	18,428
2.50%, 1/15/2029	3,587	5,250
U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,000
2.25%, 11/15/2024	3,021	2,901
2.00%, 2/15/2025	155,000	147,535
2.88%, 4/30/2025	4,925	4,772
2.13%, 5/15/2025	105,395	100,282
2.88%, 5/31/2025	40,158	38,895
2.00%, 8/15/2025	141,304	133,576
2.25%, 11/15/2025	110,049	104,452

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
0.38%, 1/31/2026	45,675	40,727
0.50%, 2/28/2026	403,160	359,962
2.50%, 2/28/2026	12,550	11,960
0.75%, 4/30/2026	15,670	14,045
0.88%, 6/30/2026	248,957	223,176
0.88%, 9/30/2026	237,283	211,377
2.00%, 11/15/2026	10,000	9,288
1.75%, 12/31/2026	64,262	59,056
1.50%, 1/31/2027	5,196	4,715
2.63%, 5/31/2027	200,000	189,820
2.75%, 7/31/2027	113,240	107,897
3.13%, 8/31/2027	111,315	107,915
0.38%, 9/30/2027	31,575	26,785
1.25%, 3/31/2028	160,035	140,306
1.25%, 4/30/2028	85,520	74,840
2.88%, 5/15/2028	7,030	6,696
1.25%, 6/30/2028	782,088	681,699
1.00%, 7/31/2028	225,000	192,929
1.75%, 1/31/2029	48,420	42,995
1.88%, 2/28/2029	218,300	195,336
2.88%, 4/30/2029	569,000	539,216
3.25%, 6/30/2029	270,000	261,584
3.13%, 8/31/2029	109,865	105,681
3.88%, 9/30/2029	175,000	176,203
1.63%, 5/15/2031	23,990	20,506
1.25%, 8/15/2031	115,000	94,668
1.38%, 11/15/2031	78,783	65,159
1.88%, 2/15/2032	412,700	355,373
2.88%, 5/15/2032	116,650	109,341
2.75%, 8/15/2032	85,000	78,731
U.S. Treasury STRIPS Bonds
3.26%, 8/15/2023 (a)	22,910	22,209
2.34%, 2/15/2024 (a)	92,209	87,453
3.11%, 5/15/2024 (a)	67,278	63,111
3.27%, 8/15/2024 (a)	51,591	47,901
8.47%, 11/15/2024 (a)	3,200	2,945
7.04%, 2/15/2025 (a)	6,601	6,020
5.53%, 2/15/2026 (a)	6,700	5,897
5.80%, 5/15/2026 (a)	24,999	21,779
0.69%, 11/15/2026 (a)	10,990	9,405
1.39%, 11/15/2027 (a)	50,000	41,282
1.66%, 8/15/2029 (a)	100,000	77,325
1.85%, 11/15/2030 (a)	100,000	73,889
4.80%, 5/15/2032 (a)	113,297	78,947
3.58%, 8/15/2032 (a)	149,800	103,235
4.02%, 11/15/2032 (a)	122,788	83,819
4.11%, 2/15/2033 (a)	36,300	24,522
4.36%, 5/15/2033 (a)	108,105	72,322

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
6.05%, 8/15/2033 (a)	24,963	16,506
6.96%, 11/15/2033 (a)	33,709	22,060
Total U.S. Treasury Obligations (Cost $10,212,123)		8,863,923
Corporate Bonds — 22.8%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	851
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	4,874
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	11,553
5.80%, 10/11/2041 (b)	2,500	2,563
3.00%, 9/15/2050 (b)	5,645	3,783
Boeing Co. (The)
1.17%, 2/4/2023	11,110	11,026
4.88%, 5/1/2025	9,325	9,239
2.75%, 2/1/2026	10,982	10,166
2.20%, 2/4/2026	22,360	20,326
3.10%, 5/1/2026	9,560	8,913
5.04%, 5/1/2027	9,155	9,066
5.15%, 5/1/2030	14,590	14,234
3.60%, 5/1/2034	5,076	4,089
5.71%, 5/1/2040	12,565	11,973
5.81%, 5/1/2050	14,000	13,208
L3Harris Technologies, Inc.
1.80%, 1/15/2031	14,120	10,985
4.85%, 4/27/2035	1,918	1,818
Leidos, Inc. 2.30%, 2/15/2031	8,020	6,210
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,850
Raytheon Technologies Corp.
3.20%, 3/15/2024	2,992	2,938
4.50%, 6/1/2042	13,927	12,870
4.15%, 5/15/2045	7,861	6,721
3.75%, 11/1/2046	7,060	5,609
4.35%, 4/15/2047	4,020	3,517
2.82%, 9/1/2051	10,000	6,856
3.03%, 3/15/2052	3,840	2,692
		208,930
Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	15,506	14,762
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,557
Automobiles — 0.4%
Hyundai Capital America
1.80%, 10/15/2025 (b)	8,870	7,922
1.30%, 1/8/2026 (b)	7,365	6,404
1.50%, 6/15/2026 (b)	17,530	15,127
2.38%, 10/15/2027 (b)	9,020	7,648

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
1.80%, 1/10/2028 (b)	12,950	10,582
Mercedes-Benz Finance North America LLC (Germany)
3.35%, 2/22/2023 (b)	5,000	4,981
3.30%, 5/19/2025 (b)	1,200	1,151
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	39,109	35,236
4.81%, 9/17/2030 (b)	13,000	11,287
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	9,991
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	6,615	5,604
		115,933
Banks — 4.2%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	12,808
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,837
2.55%, 2/13/2030 (b)	3,050	2,538
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b)	1,834	1,749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (b) (c)	4,560	4,077
Banco Santander SA (Spain)
5.15%, 8/18/2025	14,200	14,110
1.85%, 3/25/2026	20,400	17,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	8,600	7,368
4.38%, 4/12/2028	6,600	6,127
2.75%, 12/3/2030	7,600	5,686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.22%, 11/22/2032 (c)	13,400	9,984
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (c)	5,215	4,987
4.25%, 10/22/2026	6,055	5,929
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	5,538
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	8,425
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	10,025	9,338
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	26,190	25,146
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028 (c)	29,628	27,470
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (c)	49,969	45,564
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (c)	7,135	6,628
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	19,095	16,118
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	18,564
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	15,821
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	37,752
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	9,769	9,572
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	28,517
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c)	5,021	4,447
Banque Federative du Credit Mutuel SA (France) 1.60%, 10/4/2026 (b)	23,810	20,743
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (c)	21,420	21,064

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	7,965
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	12,126	11,136
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	4,819	4,186
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	5,062	4,106
(SOFR + 1.51%), 3.05%, 1/13/2031 (b) (c)	12,958	10,744
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	26,002	18,919
Canadian Imperial Bank of Commerce (Canada) 3.60%, 4/7/2032	8,000	7,119
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,189
4.30%, 11/20/2026	6,200	6,048
4.45%, 9/29/2027	1,491	1,436
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (c)	12,240	11,546
6.63%, 1/15/2028	3,363	3,619
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (c)	41,323	38,263
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11,100	10,156
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (c)	6,399	5,978
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	17,190	13,508
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	3,330	2,785
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,334
5.30%, 5/6/2044	698	648
Comerica, Inc. 4.00%, 2/1/2029	8,910	8,360
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	4,795	3,263
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	6,901
3.75%, 7/21/2026	8,564	8,039
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	11,799
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	4,405	4,225
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	15,810	14,327
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	8,688	7,571
2.81%, 1/11/2041 (b)	9,880	6,118
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (b) (c)	35,450	35,426
Discover Bank 4.25%, 3/13/2026	8,109	7,724
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	22,075	18,769
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	12,403	12,258
(SOFR + 1.54%), 1.64%, 4/18/2026 (c)	2,400	2,157
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	4,932	4,699
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	5,100	4,370
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	17,888	16,393
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	21,465
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	10,882
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	15,620
7.63%, 5/17/2032	4,950	4,870
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	9,968
6.10%, 1/14/2042	3,835	3,952

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,434
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	7,803
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,582
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,467
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	15,180	14,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	10,470
4.38%, 3/22/2028	6,745	6,338
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	17,663	17,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	12,610
2.05%, 7/17/2030	23,420	18,519
3.75%, 7/18/2039	10,875	8,887
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b)	5,440	5,345
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	13,350	12,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	14,480
3.17%, 9/11/2027	4,000	3,613
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	20,000	20,015
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	9,470
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b)	10,430	7,929
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c)	16,395	13,765
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (c)	11,990	11,760
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	2,780	2,751
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	5,845	5,687
4.80%, 4/5/2026	11,867	11,566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	8,000	8,336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	4,475	3,962
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	5,794	5,455
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	6,946	6,253
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	31,620	27,379
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	13,130	13,181
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	5,960	6,021
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	12,578
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	7,200	7,098
4.25%, 4/14/2025 (b)	20,735	19,810
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	8,995	7,779
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	6,509
3.00%, 1/22/2030 (b)	6,844	5,484
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	23,930
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	5,900	4,002

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (b) (c)	3,200	3,177
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (b) (c)	9,320	9,613
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	9,000	8,324
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	30,497	26,039
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	2,000	1,769
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b)	1,246	1,223
2.63%, 7/14/2026	6,102	5,615
3.01%, 10/19/2026	2,517	2,332
3.04%, 7/16/2029	25,422	22,124
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	14,000	12,319
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	9,223
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	15,000	13,061
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	5,000	4,503
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,825
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	8,254
5.38%, 11/2/2043	2,755	2,623
4.65%, 11/4/2044	11,097	9,617
4.40%, 6/14/2046	4,816	3,921
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,488
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	1,756
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c)	5,855	5,346
3.13%, 11/18/2041	11,364	7,399
		1,354,711
Beverages — 0.4%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	21,807	20,924
4.90%, 2/1/2046	19,194	17,956
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,332
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,286
4.44%, 10/6/2048	28,858	25,342
4.75%, 4/15/2058	9,838	8,991
5.80%, 1/23/2059	605	641
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,154
1.85%, 9/1/2032	11,205	8,546
Constellation Brands, Inc. 5.25%, 11/15/2048	3,091	2,933
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	15,000	10,650
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	13,500	11,890

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Beverages — continued
4.42%, 12/15/2046	3,746	3,137
Molson Coors Beverage Co. 4.20%, 7/15/2046	5,000	4,020
		133,802
Biotechnology — 0.4%
AbbVie, Inc.
3.85%, 6/15/2024	3,041	2,998
3.20%, 11/21/2029	27,601	25,199
4.55%, 3/15/2035	3,881	3,692
4.50%, 5/14/2035	15,614	14,791
4.05%, 11/21/2039	16,908	14,772
4.63%, 10/1/2042	9,850	8,934
4.40%, 11/6/2042	12,902	11,524
4.75%, 3/15/2045	7,000	6,502
4.45%, 5/14/2046	2,145	1,892
4.25%, 11/21/2049	10,194	8,766
Amgen, Inc. 3.15%, 2/21/2040	5,870	4,513
Baxalta, Inc. 5.25%, 6/23/2045	327	311
Biogen, Inc. 2.25%, 5/1/2030	10,880	8,976
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,363
2.60%, 10/1/2040	11,110	7,940
		128,173
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,565
6.50%, 8/15/2032	10,095	10,440
4.50%, 5/15/2047	3,130	2,500
		17,505
Capital Markets — 1.9%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,593
Blackstone Secured Lending Fund 3.65%, 7/14/2023	13,980	13,817
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,407
4.85%, 3/29/2029	5,160	4,949
4.70%, 9/20/2047	1,075	869
Charles Schwab Corp. (The)
3.20%, 3/2/2027	5,710	5,396
3.20%, 1/25/2028	1,270	1,186
Credit Suisse AG (Switzerland)
Series FXD, 0.52%, 8/9/2023	13,686	13,041
3.63%, 9/9/2024	4,326	3,980
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	8,085	7,741
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	14,408	12,764
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	9,320	7,851
4.28%, 1/9/2028 (b)	12,016	9,791

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,389
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	14,885	10,141
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	26,205	25,141
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	11,890
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	15,977	12,033
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,345
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (c)	13,398	12,898
4.25%, 10/21/2025	10,573	10,367
3.50%, 11/16/2026	18,000	17,121
3.85%, 1/26/2027	18,677	17,947
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	28,137
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	13,034
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	14,309
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	47,377	44,309
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	9,451
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	10,154
6.75%, 10/1/2037	1,435	1,538
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	4,600	3,879
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039 (c)	16,126	14,129
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	741
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,143
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,825
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c)	8,095	5,826
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	22,160	22,288
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	6,735	5,823
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	22,700	21,418
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	17,658	16,425
4.35%, 9/8/2026	1,640	1,597
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,158
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	13,333	12,307
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (c)	7,397	6,811
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	17,528	16,577
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	8,524
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	10,600	9,428
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	7,041
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,249
2.68%, 7/16/2030	12,180	9,739
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,511
S&P Global, Inc. 2.90%, 3/1/2032 (b)	13,602	11,721
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (b)	2,500	2,425

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (b) (c)	15,100	13,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	8,135	7,869
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (b) (c)	17,350	14,909
4.25%, 3/23/2028 (b)	9,000	8,397
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	6,470	5,506
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	10,750	8,139
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	10,550	8,231
		600,352
Chemicals — 0.3%
Albemarle Corp. 5.45%, 12/1/2044	3,800	3,520
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,405
4.95%, 6/1/2043	16,825	14,618
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	247
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	11,966
International Flavors & Fragrances, Inc.
3.27%, 11/15/2040 (b)	7,650	5,562
5.00%, 9/26/2048	4,346	3,743
3.47%, 12/1/2050 (b)	12,621	8,676
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,709
LYB International Finance III LLC
2.25%, 10/1/2030	4,336	3,456
4.20%, 10/15/2049	4,468	3,351
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,720
5.25%, 1/15/2045	4,729	4,345
5.00%, 4/1/2049	4,150	3,805
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,077
		78,200
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,362
Construction & Engineering — 0.1%
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	770
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,273
3.05%, 10/1/2041	3,330	2,239
		16,282
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	2,811	2,719
5.13%, 5/18/2045 (b)	6,052	5,487
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	5,376
3.20%, 7/15/2051	4,840	3,348
		16,930

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	31,000	30,616
1.15%, 10/29/2023	15,795	15,094
4.88%, 1/16/2024	4,135	4,077
3.50%, 1/15/2025	844	805
6.50%, 7/15/2025	13,141	13,276
4.45%, 10/1/2025	4,342	4,167
1.75%, 1/30/2026	8,311	7,332
4.45%, 4/3/2026	5,633	5,404
3.00%, 10/29/2028	12,605	10,650
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (b)	9,770	9,639
5.25%, 5/15/2024 (b)	7,708	7,519
3.95%, 7/1/2024 (b)	16,176	15,405
2.88%, 2/15/2025 (b)	33,120	30,405
5.50%, 1/15/2026 (b)	33,000	31,258
2.13%, 2/21/2026 (b)	28,294	24,218
4.25%, 4/15/2026 (b)	12,901	11,705
4.38%, 5/1/2026 (b)	5,010	4,554
2.53%, 11/18/2027 (b)	110,463	89,347
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,909
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,428
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	13,674	13,118
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	12,588
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	11,440
1.25%, 1/8/2026	24,223	21,229
4.35%, 1/17/2027	2,036	1,941
2.35%, 1/8/2031	10,244	7,912
2.70%, 6/10/2031	20,010	15,710
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	9,457
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	18,247	18,156
5.50%, 2/15/2024 (b)	23,761	23,412
		455,771
Containers & Packaging — 0.0% ^
WRKCo, Inc.
3.00%, 9/15/2024	920	880
3.75%, 3/15/2025	7,570	7,298
3.90%, 6/1/2028	2,870	2,643
		10,821
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	7,096
Clark University 3.32%, 7/1/2052	7,000	4,850
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,252

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,460
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,403
		29,061
Diversified Financial Services — 0.3%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,020
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	13,295	12,445
3.85%, 4/5/2029 (b)	9,710	8,839
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	11,667	11,007
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	25,803
Mitsubishi HC Capital, Inc. (Japan) 3.56%, 2/28/2024 (b)	8,350	8,128
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	12,505	12,340
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	8,455
Siemens Financieringsmaatschappij NV (Germany)
2.35%, 10/15/2026 (b)	6,000	5,488
4.40%, 5/27/2045 (b)	3,421	3,101
3.30%, 9/15/2046 (b)	3,050	2,317
		103,943
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,035
2.25%, 2/1/2032	26,520	21,014
3.50%, 6/1/2041	35,836	27,382
3.65%, 6/1/2051	16,997	12,448
3.55%, 9/15/2055	25,312	17,754
3.80%, 12/1/2057	4,454	3,234
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,392
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,887
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	7,434
Verizon Communications, Inc.
4.13%, 3/16/2027	1,711	1,678
2.10%, 3/22/2028	12,209	10,682
4.33%, 9/21/2028	11,983	11,650
1.68%, 10/30/2030	2,840	2,230
2.36%, 3/15/2032	9,530	7,650
2.65%, 11/20/2040	27,316	18,909
3.40%, 3/22/2041	7,000	5,373
3.70%, 3/22/2061	6,890	4,948
		160,700
Electric Utilities — 1.5%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,829
3.15%, 9/15/2049	2,680	1,869
Alabama Power Co.
6.13%, 5/15/2038	1,904	1,984
6.00%, 3/1/2039	769	808

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.10%, 1/15/2042	923	743
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	3,985
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,680
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,399
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,834
3.20%, 9/15/2049	8,020	5,722
2.90%, 6/15/2050	7,770	5,227
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	883
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (b)	10,625	10,127
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,564
5.95%, 12/15/2036	840	847
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,799
Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,228	1,071
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,285
3.75%, 9/1/2046	16,415	12,249
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	7,974
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,537
Series YYY, 3.25%, 10/1/2049	6,895	4,791
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,463
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,596
4.10%, 3/15/2043	1,569	1,326
4.15%, 12/1/2044	2,258	1,906
3.70%, 10/15/2046	1,616	1,248
2.90%, 8/15/2051	9,495	6,306
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	4,037
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,218
2.78%, 1/7/2032 (b)	6,275	4,921
Edison International
5.75%, 6/15/2027	2,000	2,021
4.13%, 3/15/2028	6,730	6,219
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	7,555
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	3,963
6.00%, 10/7/2039 (b)	897	820
Entergy Arkansas LLC
3.50%, 4/1/2026	2,631	2,541
2.65%, 6/15/2051	8,425	5,243
Entergy Corp. 2.95%, 9/1/2026	2,469	2,305
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,532
3.25%, 4/1/2028	1,551	1,420

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
3.05%, 6/1/2031	4,606	3,971
4.00%, 3/15/2033	3,430	3,119
Evergy Metro, Inc.
3.15%, 3/15/2023	3,255	3,240
5.30%, 10/1/2041	8,968	8,624
Evergy, Inc. 2.90%, 9/15/2029	14,800	12,776
Exelon Corp. 3.40%, 4/15/2026	1,177	1,125
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	40,720	37,070
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	830	676
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,532
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	2,642	2,775
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	6,820	5,793
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	5,949
6.15%, 6/1/2037	1,740	1,738
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	3,524	3,373
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,704
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	11,818
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	771
5.38%, 9/15/2040	1,287	1,225
5.45%, 5/15/2041	3,354	3,176
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,277
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	2,239	2,123
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	3,051	2,930
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	7,543
2.45%, 12/2/2027 (b)	13,055	11,172
Ohio Edison Co. 6.88%, 7/15/2036	780	852
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	2,085	2,040
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	1,076	1,124
Pacific Gas and Electric Co.
1.70%, 11/15/2023	4,825	4,627
3.25%, 2/16/2024	26,475	25,673
3.45%, 7/1/2025	8,635	8,172
2.95%, 3/1/2026	5,955	5,450
4.45%, 4/15/2042	3,200	2,410
3.75%, 8/15/2042 (d)	2,882	1,970
4.30%, 3/15/2045	4,900	3,570
4.00%, 12/1/2046	5,000	3,419
PacifiCorp 4.15%, 2/15/2050	2,300	1,912
PECO Energy Co. 2.80%, 6/15/2050	6,430	4,277
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,422
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,767
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	8,670	8,749
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,864

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Series A-4, 5.21%, 12/1/2047	7,600	7,453
Series A-5, 5.10%, 6/1/2052	15,355	14,799
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,305
PPL Electric Utilities Corp. 3.00%, 10/1/2049	10,000	6,832
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,847
Public Service Co. of Colorado 3.55%, 6/15/2046	1,175	879
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/2037	3,901	4,204
Series K, 3.15%, 8/15/2051	12,330	8,294
Public Service Electric and Gas Co.
3.00%, 5/15/2025	6,334	6,078
5.38%, 11/1/2039	1,021	994
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	6,630
Series A-3, 2.51%, 11/15/2043	7,950	5,088
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	2,854	2,814
Series B, 3.65%, 3/1/2028	4,300	4,017
6.00%, 1/15/2034	895	933
6.05%, 3/15/2039	2,197	2,235
3.90%, 12/1/2041	3,408	2,587
Series C, 4.13%, 3/1/2048	1,800	1,438
Series 20A, 2.95%, 2/1/2051	3,000	1,971
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,393
State Grid Overseas Investment BVI Ltd. (China) 3.75%, 5/2/2023 (b)	2,000	1,991
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	6,083
Union Electric Co.
2.95%, 6/15/2027	2,862	2,671
4.00%, 4/1/2048	1,600	1,304
3.90%, 4/1/2052	6,367	5,195
Virginia Electric and Power Co.
3.45%, 2/15/2024	1,280	1,259
Series A, 6.00%, 5/15/2037	2,100	2,202
Xcel Energy, Inc. 4.80%, 9/15/2041	829	737
		489,878
Electrical Equipment — 0.0% ^
Eaton Corp.
7.63%, 4/1/2024	1,794	1,860
4.00%, 11/2/2032	1,247	1,156
		3,016
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
4.50%, 3/1/2023	1,595	1,589
3.25%, 9/8/2024	3,162	3,037

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
3.88%, 1/12/2028	3,541	3,255
Corning, Inc. 5.35%, 11/15/2048	6,270	5,853
		13,734
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC
4.49%, 5/1/2030	10,000	9,621
5.13%, 9/15/2040	3,910	3,662
Halliburton Co.
4.85%, 11/15/2035	3,583	3,358
4.75%, 8/1/2043	2,375	2,075
7.60%, 8/15/2096 (b)	2,242	2,127
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (b)	48	47
3.90%, 5/17/2028 (b)	7,052	6,657
		27,547
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	4,473	4,354
3.55%, 4/14/2025	3,599	3,470
Walt Disney Co. (The)
8.88%, 4/26/2023	942	956
9.50%, 7/15/2024	1,525	1,629
7.63%, 11/30/2028	2,690	3,051
		13,460
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,125
1.88%, 2/1/2033	12,120	9,013
4.00%, 2/1/2050	9,430	7,251
American Tower Corp.
5.00%, 2/15/2024	4,305	4,299
3.38%, 10/15/2026	4,378	4,081
1.50%, 1/31/2028	10,510	8,681
2.10%, 6/15/2030	8,940	7,181
1.88%, 10/15/2030	19,410	15,121
Boston Properties LP
3.13%, 9/1/2023	3,155	3,090
3.20%, 1/15/2025	4,331	4,154
3.65%, 2/1/2026	3,157	3,003
Brixmor Operating Partnership LP
3.65%, 6/15/2024	2,740	2,654
3.85%, 2/1/2025	6,613	6,344
2.50%, 8/16/2031	6,530	4,949
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	2,662
Crown Castle, Inc. 4.00%, 3/1/2027	2,066	1,973
Digital Realty Trust LP 3.70%, 8/15/2027	2,507	2,339

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Equinix, Inc. 2.90%, 11/18/2026	20,442	18,685
Essex Portfolio LP 1.65%, 1/15/2031	8,950	6,707
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,228
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,691
Healthcare Realty Holdings LP
3.10%, 2/15/2030	9,814	8,236
2.00%, 3/15/2031	8,000	6,077
Healthpeak Properties, Inc. 3.40%, 2/1/2025	162	156
Life Storage LP 2.40%, 10/15/2031	15,650	12,079
LifeStorage LP 3.50%, 7/1/2026	8,937	8,437
Mid-America Apartments LP
4.00%, 11/15/2025	8,830	8,550
1.70%, 2/15/2031	5,500	4,299
National Retail Properties, Inc.
4.00%, 11/15/2025	5,043	4,847
3.60%, 12/15/2026	5,527	5,171
Office Properties Income Trust
4.25%, 5/15/2024	11,000	10,055
2.40%, 2/1/2027	15,955	11,529
3.45%, 10/15/2031	9,000	5,763
Physicians Realty LP
4.30%, 3/15/2027	4,500	4,264
3.95%, 1/15/2028	2,100	1,929
2.63%, 11/1/2031	6,195	4,870
Prologis LP
3.25%, 6/30/2026	1,814	1,725
2.25%, 4/15/2030	3,830	3,202
Public Storage 2.25%, 11/9/2031	9,333	7,548
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,251
3.00%, 1/15/2027	2,243	2,080
1.80%, 3/15/2033	2,865	2,086
Regency Centers LP
4.13%, 3/15/2028	1,755	1,635
2.95%, 9/15/2029	10,600	8,917
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,206
Safehold Operating Partnership LP
2.80%, 6/15/2031	12,000	9,312
2.85%, 1/15/2032	2,972	2,283
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	9,472
3.25%, 10/28/2025 (b)	5,595	5,240
Scentre Group Trust 2 (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	17,060	15,020
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.69%), 5.12%, 9/24/2080 (b) (c)	10,425	8,424
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,563
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,372

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
UDR, Inc.
2.95%, 9/1/2026	3,831	3,517
3.50%, 1/15/2028	1,354	1,231
3.00%, 8/15/2031	4,750	3,927
2.10%, 8/1/2032	5,520	4,099
3.10%, 11/1/2034	6,440	5,037
Ventas Realty LP
3.75%, 5/1/2024	4,032	3,930
3.50%, 2/1/2025	1,929	1,851
4.13%, 1/15/2026	770	744
3.25%, 10/15/2026	7,254	6,717
3.85%, 4/1/2027	4,308	4,057
Vornado Realty LP 3.50%, 1/15/2025	4,810	4,482
Welltower, Inc.
3.10%, 1/15/2030	2,920	2,482
6.50%, 3/15/2041	460	465
4.95%, 9/1/2048	5,000	4,239
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,155
4.25%, 10/1/2026	4,970	4,782
2.45%, 2/1/2032	10,980	8,505
2.25%, 4/1/2033	12,000	8,869
		397,918
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	9,074	7,595
2.50%, 2/10/2041 (b)	9,243	6,183
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (b)	7,435	6,858
3.44%, 5/13/2041 (b)	10,460	7,551
3.63%, 5/13/2051 (b)	10,500	7,197
CVS Pass-Through Trust
7.51%, 1/10/2032 (b)	4,401	4,603
5.93%, 1/10/2034 (b)	4,300	4,246
Series 2013, 4.70%, 1/10/2036 (b)	8,497	7,600
Series 2014, 4.16%, 8/11/2036 (b)	1,115	996
Kroger Co. (The)
5.40%, 7/15/2040	829	802
5.00%, 4/15/2042	9,000	8,289
3.88%, 10/15/2046	11,000	8,505
		70,425
Food Products — 0.2%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,174
2.75%, 5/14/2031	22,130	18,374
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,316

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Cargill, Inc. 4.38%, 4/22/2052 (b)	5,890	5,207
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,255
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	7,222
Mead Johnson Nutrition Co. (United Kingdom)
4.13%, 11/15/2025	993	979
4.60%, 6/1/2044	955	863
Tyson Foods, Inc.
4.88%, 8/15/2034	5,000	4,875
5.15%, 8/15/2044	3,000	2,840
		54,105
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	6,118
4.13%, 10/15/2044	1,750	1,458
4.13%, 3/15/2049	6,000	4,985
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,833
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,067
4.27%, 3/15/2048 (b)	6,500	4,887
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,809
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,700	1,569
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,134
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,317
4.80%, 3/15/2047 (b)	2,649	2,192
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,494
		42,863
Health Care Equipment & Supplies — 0.0% ^
Becton Dickinson and Co. 3.79%, 5/20/2050	2,098	1,632
Boston Scientific Corp. 4.55%, 3/1/2039	5,011	4,522
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,684
		11,838
Health Care Providers & Services — 1.0%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	8,021
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,197
4.50%, 5/15/2042	1,777	1,531
Banner Health 1.90%, 1/1/2031	13,950	11,137
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,618
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,673
Children's Hospital Series 2020, 2.93%, 7/15/2050	11,530	7,296
Cigna Corp. 4.80%, 7/15/2046	1,904	1,729
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,581
2.78%, 10/1/2030	6,205	5,006
4.19%, 10/1/2049	5,540	4,291

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
3.91%, 10/1/2050	6,600	4,825
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,538
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,063
4.88%, 7/20/2035	3,500	3,350
5.05%, 3/25/2048	23,852	22,150
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,292
4.63%, 5/15/2042	3,477	3,170
4.65%, 1/15/2043	3,394	3,135
4.65%, 8/15/2044	4,149	3,731
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	7,311
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	16,478
HCA, Inc.
5.25%, 6/15/2026	27,070	26,855
5.13%, 6/15/2039	4,805	4,283
5.50%, 6/15/2047	17,500	15,957
3.50%, 7/15/2051	6,831	4,617
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,534
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,312
Memorial Health Services 3.45%, 11/1/2049	25,595	19,066
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,757
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	2,747	2,174
MultiCare Health System 2.80%, 8/15/2050	7,935	4,795
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,772
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,753
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	9,170	6,356
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,767
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	17,642
Quest Diagnostics, Inc. 3.45%, 6/1/2026	1,684	1,609
Texas Health Resources
2.33%, 11/15/2050	6,717	3,892
4.33%, 11/15/2055	4,275	3,616
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,161
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,634
UnitedHealth Group, Inc.
4.63%, 7/15/2035	6,229	6,115
3.50%, 8/15/2039	8,210	6,797
2.75%, 5/15/2040	4,800	3,563
3.25%, 5/15/2051	9,695	7,114
5.88%, 2/15/2053	9,740	10,779
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	1,622	1,297
		325,340
Hotels, Restaurants & Leisure — 0.0% ^
Booking Holdings, Inc. 2.75%, 3/15/2023	1,923	1,914

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,337
4.45%, 3/1/2047	3,210	2,855
		11,106
Household Durables — 0.1%
Lennar Corp. 4.50%, 4/30/2024	6,800	6,702
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	8,067
2.50%, 1/15/2031	5,105	3,625
3.97%, 8/6/2061	7,995	4,414
		22,808
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	27,653	26,074
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,594
6.25%, 10/1/2039	11,985	12,488
5.75%, 10/1/2041	1,665	1,624
Southern Power Co. 5.15%, 9/15/2041	7,079	6,428
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	3,222	2,474
		59,682
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	28,574	26,970
Insurance — 0.8%
AIA Group Ltd. (Hong Kong)
3.90%, 4/6/2028 (b)	7,190	6,729
3.60%, 4/9/2029 (b)	5,835	5,339
3.20%, 9/16/2040 (b)	7,535	5,389
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	8,921
Alleghany Corp. 3.63%, 5/15/2030	6,381	5,928
Athene Global Funding
2.75%, 6/25/2024 (b)	19,000	18,072
2.50%, 1/14/2025 (b)	3,477	3,262
1.45%, 1/8/2026 (b)	13,850	12,199
2.95%, 11/12/2026 (b)	42,215	37,962
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,312
4.30%, 5/15/2043	2,795	2,543
3.85%, 3/15/2052	24,230	19,784
CNA Financial Corp. 3.95%, 5/15/2024	2,633	2,584
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	9,903
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	11,369
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	4,313
4.85%, 1/24/2077 (b)	1,663	1,367
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	6,050

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,021
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	2,834
3.95%, 10/15/2050 (b)	6,000	4,228
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,452
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,728
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	4,510
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	7,365
4.45%, 5/15/2069 (b)	11,250	9,259
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	10,605
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,954
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,396
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	11,000
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	7,600	6,747
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,408
4.27%, 5/15/2047 (b)	5,480	4,617
		253,150
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,504
3.95%, 4/13/2052	27,400	23,411
3.25%, 5/12/2061	7,000	5,022
		36,937
IT Services — 0.2%
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	12,424
2.30%, 9/14/2031	10,000	7,689
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,681
4.40%, 7/1/2049	5,835	4,809
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,068
2.90%, 11/15/2031	9,690	7,688
5.95%, 8/15/2052	3,625	3,311
		47,670
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	5,076
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,245
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,264
Xylem, Inc. 2.25%, 1/30/2031	7,315	6,013
		15,522

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.6%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,304
5.38%, 4/1/2038	4,923	4,212
3.50%, 6/1/2041	12,020	8,125
3.50%, 3/1/2042	7,800	5,285
4.80%, 3/1/2050	13,160	9,874
3.70%, 4/1/2051	19,270	12,309
3.90%, 6/1/2052	9,380	6,230
Comcast Corp.
3.38%, 8/15/2025	2,773	2,688
3.55%, 5/1/2028	6,115	5,796
4.25%, 1/15/2033	16,564	15,735
4.20%, 8/15/2034	3,361	3,158
3.25%, 11/1/2039	19,265	15,222
3.75%, 4/1/2040	8,535	7,132
4.00%, 11/1/2049	5,553	4,531
2.89%, 11/1/2051	14,886	9,930
4.05%, 11/1/2052	1,350	1,098
2.94%, 11/1/2056	15,473	10,029
2.99%, 11/1/2063	962	609
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,855
2.95%, 10/1/2050 (b)	8,375	5,131
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,643
5.20%, 9/20/2047	11,160	8,631
4.00%, 9/15/2055	6,989	4,480
Grupo Televisa SAB (Mexico)
4.63%, 1/30/2026	1,494	1,450
6.13%, 1/31/2046	1,332	1,313
Paramount Global
4.00%, 1/15/2026	4,293	4,111
4.38%, 3/15/2043	6,243	4,405
4.90%, 8/15/2044	2,004	1,485
Sky Ltd. (United Kingdom) 3.75%, 9/16/2024 (b)	1,654	1,615
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,320
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,412
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,230
7.30%, 7/1/2038	2,197	2,247
6.75%, 6/15/2039	1,794	1,744
5.88%, 11/15/2040	7,325	6,492
5.50%, 9/1/2041	6,940	5,908
		186,739
Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,172
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,870

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (b)	4,240	4,210
4.63%, 4/29/2024 (b)	1,967	1,944
2.50%, 9/1/2030 (b)	16,105	13,069
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	4,937
Nucor Corp. 2.98%, 12/15/2055	4,465	2,784
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,423
3.25%, 10/15/2050	3,519	2,286
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	23,996
		62,691
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	7,263	5,832
Multi-Utilities — 0.3%
CMS Energy Corp.
3.88%, 3/1/2024	4,360	4,281
3.00%, 5/15/2026	3,458	3,221
2.95%, 2/15/2027	2,426	2,212
3.45%, 8/15/2027	1,250	1,159
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,773
Series 2017, 3.88%, 6/15/2047	3,355	2,616
4.50%, 5/15/2058	1,724	1,446
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,565
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,183
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,788
Series F, 5.25%, 8/1/2033	5,067	4,950
7.00%, 6/15/2038	1,076	1,170
Series C, 4.90%, 8/1/2041	1,840	1,656
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,187
NiSource, Inc.
2.95%, 9/1/2029	7,940	6,961
5.80%, 2/1/2042	6,726	6,383
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,400
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	12,113
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,582
San Diego Gas & Electric Co.
6.00%, 6/1/2026	1,852	1,929
Series FFF, 6.13%, 9/15/2037	973	995
3.95%, 11/15/2041	2,690	2,139
2.95%, 8/15/2051	17,150	11,930
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	1,889	1,851
3.25%, 6/15/2026	1,690	1,583
5.88%, 3/15/2041	10,518	10,463

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
4.40%, 6/1/2043	1,392	1,156
3.95%, 10/1/2046	2,136	1,625
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,572
		105,889
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	18,019	15,864
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,931
4.25%, 7/15/2027 (b)	7,325	6,868
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	5,447
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,275
BP Capital Markets America, Inc.
3.41%, 2/11/2026	8,485	8,203
3.02%, 1/16/2027	10,588	9,954
2.94%, 6/4/2051	25,080	17,131
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	6,422	6,073
Buckeye Partners LP
5.85%, 11/15/2043	11,805	8,925
5.60%, 10/15/2044	6,000	4,500
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	3,650	3,667
Chevron USA, Inc. 8.00%, 4/1/2027	1,300	1,478
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	15,595
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,111
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	2,575	2,543
4.13%, 1/16/2025	3,333	3,128
5.38%, 6/26/2026	5,409	5,042
Energy Transfer LP
4.75%, 1/15/2026	4,911	4,819
3.90%, 7/15/2026	9,761	9,213
4.40%, 3/15/2027	2,695	2,577
5.50%, 6/1/2027	2,916	2,911
4.95%, 5/15/2028	7,315	7,046
4.15%, 9/15/2029	14,071	12,767
7.50%, 7/1/2038	2,695	2,898
6.05%, 6/1/2041	4,475	4,231
6.10%, 2/15/2042	7,220	6,739
5.95%, 10/1/2043	3,950	3,649
5.30%, 4/1/2044	1,840	1,575
5.00%, 5/15/2044 (d)	8,600	7,129
6.25%, 4/15/2049	5,655	5,348
Eni SpA (Italy)
Series X-R, 4.00%, 9/12/2023 (b)	3,145	3,097
5.70%, 10/1/2040 (b)	4,843	4,507
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,324
Enterprise Products Operating LLC
3.70%, 2/15/2026	3,040	2,940

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.95%, 2/15/2027	2,705	2,608
Series J, 5.75%, 3/1/2035	2,509	2,455
7.55%, 4/15/2038	455	515
5.95%, 2/1/2041	1,259	1,271
4.45%, 2/15/2043	455	386
5.10%, 2/15/2045	1,758	1,605
4.95%, 10/15/2054	1,189	1,019
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	6,949
EQT Corp. 3.90%, 10/1/2027	4,517	4,181
Equinor ASA (Norway) 2.88%, 4/6/2025	5,765	5,544
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	11,160
4.11%, 3/1/2046	2,726	2,374
3.10%, 8/16/2049	17,965	13,234
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	13,075	10,434
4.32%, 12/30/2039 (b)	9,235	6,651
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	16,093	12,832
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	9,310	9,048
2.60%, 10/15/2025 (b)	34,443	31,248
3.45%, 10/15/2027 (b)	12,470	11,079
HF Sinclair Corp.
2.63%, 10/1/2023	21,813	21,366
5.88%, 4/1/2026	22,175	22,315
Kinder Morgan, Inc. 5.05%, 2/15/2046	6,000	5,189
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,232
Marathon Petroleum Corp.
4.70%, 5/1/2025	13,546	13,430
6.50%, 3/1/2041	8,270	8,662
MPLX LP
4.50%, 7/15/2023	8,800	8,747
4.80%, 2/15/2029	6,825	6,569
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,075
3.25%, 7/15/2031 (b)	8,283	6,778
NOVA Gas Transmission Ltd. (Canada) 7.88%, 4/1/2023	5,000	5,025
ONEOK Partners LP
5.00%, 9/15/2023	2,576	2,576
6.65%, 10/1/2036	1,825	1,817
Phillips 66 4.88%, 11/15/2044	665	620
Phillips 66 Co.
3.55%, 10/1/2026 (b)	1,453	1,371
3.15%, 12/15/2029 (b)	8,545	7,562
4.90%, 10/1/2046 (b)	3,078	2,790
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	14,423

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Plains All American Pipeline LP
5.15%, 6/1/2042	18,910	15,535
4.70%, 6/15/2044	9,300	7,220
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	3,765	3,774
5.00%, 3/15/2027	9,360	9,239
4.50%, 5/15/2030	19,530	18,453
Saudi Arabian Oil Co. (Saudi Arabia)
1.25%, 11/24/2023 (b)	1,320	1,267
1.63%, 11/24/2025 (b)	4,660	4,252
Spectra Energy Partners LP 4.50%, 3/15/2045	1,975	1,652
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,643
6.80%, 5/15/2038	3,677	3,922
Targa Resources Corp. 4.20%, 2/1/2033	5,030	4,399
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	908	825
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	12,190
3.46%, 7/12/2049	12,800	9,874
3.13%, 5/29/2050	20,230	14,615
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,570
4.75%, 5/15/2038	7,750	6,986
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,017
7.50%, 4/15/2032	1,081	1,225
Williams Cos., Inc. (The) 2.60%, 3/15/2031	9,675	7,962
		632,265
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029	9,210	8,344
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,842
4.00%, 9/18/2042	4,270	3,768
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,443
4.55%, 2/20/2048	5,046	4,672
Merck & Co., Inc. 2.75%, 12/10/2051	7,065	4,889
Mylan, Inc.
3.13%, 1/15/2023 (b)	3,886	3,873
5.40%, 11/29/2043	5,800	4,655
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,228
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	26,941	25,384
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	8,567
2.05%, 3/31/2030	1,200	988

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
3.03%, 7/9/2040	25,815	19,305
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	3,892
Viatris, Inc.
3.85%, 6/22/2040	8,499	5,854
4.00%, 6/22/2050	1,732	1,127
Zoetis, Inc. 2.00%, 5/15/2030	12,880	10,612
		112,099
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,071
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,366
5.75%, 5/1/2040	3,244	3,460
5.40%, 6/1/2041	9,266	9,503
4.40%, 3/15/2042	2,010	1,836
4.38%, 9/1/2042	4,018	3,667
5.15%, 9/1/2043	3,380	3,391
4.70%, 9/1/2045	3,150	2,959
3.55%, 2/15/2050	5,584	4,414
CSX Corp.
5.50%, 4/15/2041	3,498	3,570
4.10%, 3/15/2044	1,515	1,298
4.75%, 11/15/2048	8,165	7,471
3.35%, 9/15/2049	2,710	1,998
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	425	462
5.63%, 3/15/2042 (b)	3,104	2,944
Kansas City Southern 4.70%, 5/1/2048	2,500	2,209
Norfolk Southern Corp.
5.59%, 5/17/2025	51	52
3.95%, 10/1/2042	2,888	2,420
4.05%, 8/15/2052	5,192	4,290
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	3,095	2,983
4.20%, 4/1/2027 (b)	2,525	2,383
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	3,000	2,764
3.25%, 3/15/2032	12,450	9,678
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,802
4.10%, 9/15/2067	1,962	1,593
		81,513
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	4,273
Broadcom, Inc.
2.45%, 2/15/2031 (b)	31,809	25,096

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
3.14%, 11/15/2035 (b)	40,051	29,681
3.19%, 11/15/2036 (b)	5,766	4,199
KLA Corp. 3.30%, 3/1/2050	7,000	5,244
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,365
Microchip Technology, Inc.
2.67%, 9/1/2023	5,925	5,794
0.97%, 2/15/2024	4,701	4,448
0.98%, 9/1/2024	5,058	4,677
NXP BV (China)
2.50%, 5/11/2031	23,775	18,831
3.25%, 5/11/2041	24,465	17,300
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,296
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	13,000	11,794
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	10,386	10,325
Xilinx, Inc. 2.38%, 6/1/2030	15,185	12,917
		170,240
Software — 0.2%
Microsoft Corp.
3.50%, 2/12/2035	3,459	3,215
2.92%, 3/17/2052	3,816	2,831
3.04%, 3/17/2062	1,820	1,323
Oracle Corp.
3.90%, 5/15/2035	1,952	1,632
3.60%, 4/1/2040	10,434	7,836
3.65%, 3/25/2041	19,515	14,502
4.00%, 7/15/2046	8,872	6,556
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	12,726
2.00%, 6/30/2030	9,380	7,515
VMware, Inc. 4.65%, 5/15/2027	8,800	8,585
		66,721
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,449
Lowe's Cos., Inc.
1.70%, 10/15/2030	2,600	2,065
2.63%, 4/1/2031	4,000	3,359
3.00%, 10/15/2050	7,130	4,787
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,481
		24,141
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
2.45%, 8/4/2026	5,261	4,931
3.45%, 2/9/2045	14,187	11,723
3.85%, 8/4/2046	3,512	3,045
3.75%, 9/12/2047	13,570	11,583
3.75%, 11/13/2047	1,600	1,376

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
2.70%, 8/5/2051	16,470	11,386
Dell International LLC
5.45%, 6/15/2023	2,016	2,017
6.02%, 6/15/2026	33,603	34,317
5.30%, 10/1/2029	6,000	5,935
3.45%, 12/15/2051 (b)	668	431
HP, Inc. 3.00%, 6/17/2027	11,105	10,192
		96,936
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	11,267
1.00%, 1/20/2026 (b)	20,500	18,006
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	11,406	10,040
3.38%, 12/2/2026	4,230	3,911
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	11,367
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	19,850	17,222
		71,813
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	21,171
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	11,736
4.39%, 8/15/2037	9,875	7,778
3.73%, 9/25/2040	8,470	5,968
4.54%, 8/15/2047	18,779	13,625
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	9,751
		70,029
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	9,600	8,936
3.25%, 3/1/2025	6,266	5,940
3.38%, 7/1/2025	15,102	14,251
2.88%, 1/15/2026	24,378	22,456
3.75%, 6/1/2026	3,734	3,510
1.88%, 8/15/2026	15,645	13,679
3.63%, 4/1/2027	2,500	2,295
5.85%, 12/15/2027	12,170	12,088
3.25%, 10/1/2029	15,000	12,708
Aviation Capital Group LLC
3.88%, 5/1/2023 (b)	7,665	7,574
5.50%, 12/15/2024 (b)	19,502	19,094
4.13%, 8/1/2025 (b)	7,958	7,385
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (b)	7,945	7,614
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	4,061
		141,591

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	6,613
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,814
6.59%, 10/15/2037	3,354	3,716
4.00%, 12/1/2046	2,241	1,801
		10,331
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	7,088
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032 (b)	10,000	8,853
4.55%, 3/15/2052 (b)	12,810	10,427
T-Mobile USA, Inc.
3.88%, 4/15/2030	25,095	23,048
3.60%, 11/15/2060	4,000	2,772
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	7,449	6,690
4.88%, 6/19/2049	16,825	14,346
		73,224
Total Corporate Bonds (Cost $8,563,742)		7,312,922
Mortgage-Backed Securities — 18.1%
FHLMC
Pool # 785618, ARM, 3.88%, 7/1/2026 (e)	16	16
Pool # 789758, ARM, 4.47%, 9/1/2032 (e)	19	19
Pool # 847621, ARM, 2.71%, 5/1/2033 (e)	431	430
Pool # 781087, ARM, 2.36%, 12/1/2033 (e)	104	102
Pool # 1B1665, ARM, 2.83%, 4/1/2034 (e)	61	60
Pool # 782870, ARM, 3.56%, 9/1/2034 (e)	421	427
Pool # 782979, ARM, 2.37%, 1/1/2035 (e)	507	511
Pool # 782980, ARM, 2.37%, 1/1/2035 (e)	154	153
Pool # 1G3591, ARM, 3.92%, 8/1/2035 (e)	45	44
Pool # 1Q0007, ARM, 4.02%, 12/1/2035 (e)	75	74
Pool # 1Q0025, ARM, 2.75%, 2/1/2036 (e)	54	54
Pool # 848431, ARM, 4.19%, 2/1/2036 (e)	195	197
Pool # 1G1861, ARM, 2.54%, 3/1/2036 (e)	284	283
Pool # 1J1380, ARM, 3.50%, 3/1/2036 (e)	98	98
Pool # 1H2618, ARM, 3.25%, 5/1/2036 (e)	307	311
Pool # 1L1286, ARM, 3.25%, 5/1/2036 (e)	91	92
Pool # 1G2415, ARM, 3.52%, 5/1/2036 (e)	48	49
Pool # 848068, ARM, 3.23%, 6/1/2036 (e)	463	457
Pool # 1G2557, ARM, 3.35%, 6/1/2036 (e)	607	614
Pool # 848365, ARM, 3.67%, 7/1/2036 (e)	154	156
Pool # 1A1082, ARM, 3.79%, 7/1/2036 (e)	202	206
Pool # 1H2623, ARM, 3.97%, 7/1/2036 (e)	85	86
Pool # 1A1085, ARM, 3.97%, 8/1/2036 (e)	183	186

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1N0206, ARM, 3.99%, 8/1/2036 (e)	261	263
Pool # 1B7242, ARM, 3.57%, 9/1/2036 (e)	459	462
Pool # 1Q0105, ARM, 4.03%, 9/1/2036 (e)	147	149
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (e)	105	103
Pool # 1N0249, ARM, 4.14%, 10/1/2036 (e)	207	206
Pool # 1A1096, ARM, 4.31%, 10/1/2036 (e)	454	459
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (e)	183	181
Pool # 1K0046, ARM, 4.48%, 10/1/2036 (e)	179	177
Pool # 1A1097, ARM, 4.57%, 10/1/2036 (e)	185	185
Pool # 1J1378, ARM, 1.89%, 11/1/2036 (e)	213	212
Pool # 1G2671, ARM, 2.39%, 11/1/2036 (e)	95	92
Pool # 1Q0737, ARM, 3.74%, 11/1/2036 (e)	152	150
Pool # 848115, ARM, 3.76%, 11/1/2036 (e)	132	133
Pool # 782760, ARM, 4.31%, 11/1/2036 (e)	358	364
Pool # 1J1418, ARM, 1.94%, 12/1/2036 (e)	33	32
Pool # 1G1386, ARM, 2.55%, 12/1/2036 (e)	341	338
Pool # 1J1634, ARM, 3.00%, 12/1/2036 (e)	870	875
Pool # 1J1399, ARM, 3.24%, 12/1/2036 (e)	10	10
Pool # 1J1419, ARM, 3.29%, 12/1/2036 (e)	512	508
Pool # 1G1478, ARM, 2.16%, 1/1/2037 (e)	154	151
Pool # 1N1511, ARM, 4.42%, 1/1/2037 (e)	46	46
Pool # 1J1516, ARM, 2.07%, 2/1/2037 (e)	69	69
Pool # 1G1554, ARM, 2.33%, 2/1/2037 (e)	126	123
Pool # 1N0353, ARM, 4.31%, 2/1/2037 (e)	218	218
Pool # 1B7303, ARM, 3.93%, 3/1/2037 (e)	25	25
Pool # 1Q0739, ARM, 4.02%, 3/1/2037 (e)	277	283
Pool # 1J0399, ARM, 2.16%, 4/1/2037 (e)	13	13
Pool # 1J1564, ARM, 2.67%, 4/1/2037 (e)	213	209
Pool # 1Q0783, ARM, 2.56%, 5/1/2037 (e)	236	231
Pool # 1Q0697, ARM, 3.49%, 5/1/2037 (e)	340	344
Pool # 1J1621, ARM, 3.56%, 5/1/2037 (e)	233	233
Pool # 1N1463, ARM, 3.80%, 5/1/2037 (e)	21	20
Pool # 1A1193, ARM, 4.24%, 5/1/2037 (e)	231	229
Pool # 1N1477, ARM, 4.71%, 5/1/2037 (e)	81	83
Pool # 1J0533, ARM, 4.12%, 7/1/2037 (e)	22	22
Pool # 1J2945, ARM, 4.00%, 11/1/2037 (e)	41	40
Pool # 1Q0722, ARM, 2.61%, 4/1/2038 (e)	178	179
Pool # 1Q0789, ARM, 2.82%, 5/1/2038 (e)	48	47
Pool # 848699, ARM, 3.47%, 7/1/2040 (e)	142	144
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	1	1
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	98	98
Pool # C91417, 3.50%, 1/1/2032	1,947	1,909
Pool # C91403, 3.50%, 3/1/2032	756	741
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	1	1
Pool # C00376, 8.00%, 11/1/2024	1	1
Pool # C00414, 7.50%, 8/1/2025	2	2

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C00452, 7.00%, 4/1/2026	3	3
Pool # G00981, 8.50%, 7/1/2028	8	8
Pool # G02210, 7.00%, 12/1/2028	109	112
Pool # C47315, 6.50%, 8/1/2029	478	493
Pool # G03029, 6.00%, 10/1/2029	40	41
Pool # A88871, 7.00%, 1/1/2031	146	149
Pool # C68485, 7.00%, 7/1/2032	20	21
Pool # G01448, 7.00%, 8/1/2032	28	29
Pool # C75791, 5.50%, 1/1/2033	149	152
Pool # A13625, 5.50%, 10/1/2033	164	171
Pool # A16107, 6.00%, 12/1/2033	81	83
Pool # G01864, 5.00%, 1/1/2034	111	115
Pool # A17537, 6.00%, 1/1/2034	126	130
Pool # A23139, 5.00%, 6/1/2034	275	279
Pool # A61572, 5.00%, 9/1/2034	429	443
Pool # A28796, 6.50%, 11/1/2034	33	34
Pool # G03369, 6.50%, 1/1/2035	405	417
Pool # A70350, 5.00%, 3/1/2035	105	105
Pool # A46987, 5.50%, 7/1/2035	375	391
Pool # G05713, 6.50%, 12/1/2035	280	290
Pool # G03777, 5.00%, 11/1/2036	273	281
Pool # C02660, 6.50%, 11/1/2036	84	90
Pool # G02427, 5.50%, 12/1/2036	151	159
Pool # A57681, 6.00%, 12/1/2036	29	31
Pool # G02682, 7.00%, 2/1/2037	36	37
Pool # G04949, 6.50%, 11/1/2037	193	201
Pool # G03666, 7.50%, 1/1/2038	335	357
Pool # G04952, 7.50%, 1/1/2038	122	126
Pool # G04077, 6.50%, 3/1/2038	239	251
Pool # G05671, 5.50%, 8/1/2038	291	304
Pool # G05190, 7.50%, 9/1/2038	134	139
Pool # C03466, 5.50%, 3/1/2040	102	108
Pool # A93383, 5.00%, 8/1/2040	1,112	1,138
Pool # A93511, 5.00%, 8/1/2040	3,749	3,828
Pool # G06493, 4.50%, 5/1/2041	6,988	7,013
Pool # V80351, 3.00%, 8/1/2043	14,484	13,306
Pool # Q52834, 4.00%, 12/1/2047	1,421	1,368
Pool # Z40179, 4.00%, 7/1/2048	24,491	23,588
Pool # Q57995, 5.00%, 8/1/2048	3,484	3,545
Pool # Q61104, 4.00%, 1/1/2049	1,193	1,146
Pool # Q61107, 4.00%, 1/1/2049	2,325	2,238
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	44,034
Pool # P20570, 7.00%, 7/1/2029	6	6
Pool # G20027, 10.00%, 10/1/2030	16	17
Pool # B90491, 7.50%, 1/1/2032	328	340
Pool # U80192, 3.50%, 2/1/2033	971	925
Pool # U80342, 3.50%, 5/1/2033	866	823

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # U80345, 3.50%, 5/1/2033	3,105	2,942
Pool # P50523, 6.50%, 12/1/2035	89	88
Pool # H05030, 6.00%, 11/1/2036	56	56
Pool # L10291, 6.50%, 11/1/2036	775	803
Pool # P51353, 6.50%, 11/1/2036	761	792
Pool # P50595, 6.50%, 12/1/2036	1,153	1,214
Pool # P51361, 6.50%, 12/1/2036	541	569
Pool # G20028, 7.50%, 12/1/2036	1,011	1,042
Pool # P50531, 6.50%, 1/1/2037	57	55
Pool # P51251, 6.50%, 1/1/2037	48	48
Pool # P50536, 6.50%, 2/1/2037	66	66
Pool # P50556, 6.50%, 6/1/2037	41	40
Pool # U90690, 3.50%, 6/1/2042	9,118	8,592
Pool # U90975, 4.00%, 6/1/2042	7,013	6,783
Pool # T65101, 4.00%, 10/1/2042	342	319
Pool # U90402, 3.50%, 11/1/2042	690	650
Pool # U90673, 4.00%, 1/1/2043	935	902
Pool # U91192, 4.00%, 4/1/2043	1,183	1,136
Pool # U91488, 3.50%, 5/1/2043	1,254	1,179
Pool # U99051, 3.50%, 6/1/2043	2,821	2,658
Pool # U99134, 4.00%, 1/1/2046	32,752	31,605
Pool # U69030, 4.50%, 1/1/2046	11,087	11,028
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	9,057	8,869
FHLMC UMBS, 30 Year
Pool # ZT2236, 4.00%, 6/1/2048	19,378	18,554
Pool # ZT2212, 4.00%, 9/1/2048	4,437	4,255
Pool # QA0149, 4.00%, 6/1/2049	3,309	3,193
Pool # QA2578, 3.50%, 9/1/2049	1,250	1,155
Pool # RA2008, 4.00%, 1/1/2050	13,284	12,760
Pool # RA2282, 4.00%, 1/1/2050	8,202	7,969
Pool # QA7351, 3.00%, 2/1/2050	7,513	6,703
Pool # QB0704, 2.50%, 6/1/2050	10,854	9,313
Pool # QB1571, 2.50%, 7/1/2050	11,274	9,721
Pool # QB2879, 2.50%, 8/1/2050	2,625	2,254
Pool # QB7670, 2.50%, 1/1/2051	5,195	4,464
Pool # QB8840, 2.50%, 2/1/2051	8,674	7,448
Pool # RA6459, 2.50%, 12/1/2051	32,243	27,665
Pool # RA6702, 3.00%, 2/1/2052	47,369	42,180
FNMA
Pool # 54844, ARM, 2.80%, 9/1/2027 (e)	13	13
Pool # 303532, ARM, 3.97%, 3/1/2029 (e)	8	8
Pool # 555732, ARM, 3.66%, 8/1/2033 (e)	123	124
Pool # 658481, ARM, 2.74%, 9/1/2033 (e)	195	190
Pool # 746299, ARM, 4.06%, 9/1/2033 (e)	51	52
Pool # 743546, ARM, 3.73%, 11/1/2033 (e)	207	203
Pool # 766610, ARM, 3.36%, 1/1/2034 (e)	28	27
Pool # 777132, ARM, 3.42%, 6/1/2034 (e)	160	161
Pool # 782306, ARM, 4.17%, 7/1/2034 (e)	3	3

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 800422, ARM, 2.46%, 8/1/2034 (e)	111	108
Pool # 790235, ARM, 3.86%, 8/1/2034 (e)	52	52
Pool # 790964, ARM, 3.90%, 9/1/2034 (e)	6	6
Pool # 794792, ARM, 3.70%, 10/1/2034 (e)	39	39
Pool # 896463, ARM, 4.32%, 10/1/2034 (e)	162	163
Pool # 799912, ARM, 3.98%, 11/1/2034 (e)	26	25
Pool # 781563, ARM, 4.12%, 11/1/2034 (e)	25	24
Pool # 809319, ARM, 1.88%, 1/1/2035 (e)	54	53
Pool # 810896, ARM, 4.11%, 1/1/2035 (e)	573	580
Pool # 816594, ARM, 3.79%, 2/1/2035 (e)	19	19
Pool # 820602, ARM, 3.03%, 3/1/2035 (e)	113	111
Pool # 745862, ARM, 3.28%, 4/1/2035 (e)	141	140
Pool # 821378, ARM, 3.04%, 5/1/2035 (e)	42	41
Pool # 823660, ARM, 3.16%, 5/1/2035 (e)	34	33
Pool # 888605, ARM, 2.60%, 7/1/2035 (e)	24	23
Pool # 832801, ARM, 3.90%, 9/1/2035 (e)	86	85
Pool # 851432, ARM, 3.66%, 10/1/2035 (e)	268	265
Pool # 745445, ARM, 3.25%, 1/1/2036 (e)	93	95
Pool # 849251, ARM, 3.61%, 1/1/2036 (e)	343	338
Pool # 920340, ARM, 4.25%, 2/1/2036 (e)	34	33
Pool # 920843, ARM, 3.95%, 3/1/2036 (e)	1,030	1,056
Pool # 868952, ARM, 3.10%, 5/1/2036 (e)	15	15
Pool # 884066, ARM, 3.81%, 6/1/2036 (e)	72	71
Pool # 872825, ARM, 4.09%, 6/1/2036 (e)	292	293
Pool # 892868, ARM, 4.02%, 7/1/2036 (e)	152	150
Pool # 884722, ARM, 3.71%, 8/1/2036 (e)	43	43
Pool # 886558, ARM, 4.02%, 8/1/2036 (e)	314	315
Pool # 745784, ARM, 4.12%, 8/1/2036 (e)	95	93
Pool # 920547, ARM, 3.10%, 9/1/2036 (e)	175	175
Pool # 898179, ARM, 3.67%, 9/1/2036 (e)	472	474
Pool # 893580, ARM, 3.81%, 9/1/2036 (e)	139	138
Pool # 886772, ARM, 3.98%, 9/1/2036 (e)	163	163
Pool # 894452, ARM, 4.07%, 9/1/2036 (e)	108	106
Pool # 894239, ARM, 4.18%, 10/1/2036 (e)	121	119
Pool # 900191, ARM, 4.33%, 10/1/2036 (e)	158	156
Pool # 900197, ARM, 4.33%, 10/1/2036 (e)	358	361
Pool # 902818, ARM, 4.20%, 11/1/2036 (e)	2	2
Pool # 902955, ARM, 4.05%, 12/1/2036 (e)	256	252
Pool # 888184, ARM, 2.49%, 1/1/2037 (e)	78	76
Pool # 920954, ARM, 3.74%, 1/1/2037 (e)	172	174
Pool # 915645, ARM, 3.26%, 2/1/2037 (e)	119	120
Pool # 913984, ARM, 3.71%, 2/1/2037 (e)	241	245
Pool # 888307, ARM, 2.23%, 4/1/2037 (e)	84	82
Pool # 948208, ARM, 3.57%, 7/1/2037 (e)	237	239
Pool # 995919, ARM, 3.83%, 7/1/2037 (e)	211	213
Pool # 938346, ARM, 4.04%, 7/1/2037 (e)	153	150
Pool # 945032, ARM, 4.62%, 8/1/2037 (e)	289	286
Pool # 946362, ARM, 4.01%, 9/1/2037 (e)	34	33

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 946260, ARM, 4.16%, 9/1/2037 (e)	35	34
Pool # 952835, ARM, 4.16%, 9/1/2037 (e)	69	69
Pool # AD0085, ARM, 3.49%, 11/1/2037 (e)	347	345
Pool # 995108, ARM, 4.03%, 11/1/2037 (e)	174	176
Pool # AD0179, ARM, 4.32%, 12/1/2037 (e)	343	345
Pool # 966946, ARM, 2.28%, 1/1/2038 (e)	136	133
FNMA UMBS, 15 Year
Pool # 889634, 6.00%, 2/1/2023	—	—
Pool # AD0364, 5.00%, 5/1/2023	—	—
Pool # 995381, 6.00%, 1/1/2024	33	32
Pool # 995425, 6.00%, 1/1/2024	10	10
Pool # 995456, 6.50%, 2/1/2024	14	14
Pool # AE0081, 6.00%, 7/1/2024	10	10
Pool # AD0133, 5.00%, 8/1/2024	18	18
Pool # FM3386, 3.50%, 7/1/2034	1,462	1,435
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	1	1
Pool # 888656, 6.50%, 4/1/2025	1	1
Pool # AE0096, 5.50%, 7/1/2025	27	27
Pool # 256311, 6.00%, 7/1/2026	77	79
Pool # 256352, 6.50%, 8/1/2026	136	140
Pool # 256803, 6.00%, 7/1/2027	110	113
Pool # 256962, 6.00%, 11/1/2027	61	62
Pool # 257007, 6.00%, 12/1/2027	177	181
Pool # 257048, 6.00%, 1/1/2028	309	316
Pool # 890222, 6.00%, 10/1/2028	217	222
Pool # AE0049, 6.00%, 9/1/2029	145	148
Pool # AO7761, 3.50%, 7/1/2032	490	480
Pool # MA1138, 3.50%, 8/1/2032	3,035	2,972
Pool # AL6238, 4.00%, 1/1/2035	7,963	7,820
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	2	2
Pool # 303031, 7.50%, 10/1/2024	1	1
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	27	27
Pool # 695533, 8.00%, 6/1/2027	25	26
Pool # 313687, 7.00%, 9/1/2027	2	2
Pool # 756024, 8.00%, 9/1/2028	26	26
Pool # 755973, 8.00%, 11/1/2028	76	79
Pool # 455759, 6.00%, 12/1/2028	8	9
Pool # 252211, 6.00%, 1/1/2029	12	12
Pool # 459097, 7.00%, 1/1/2029	4	4
Pool # 889020, 6.50%, 11/1/2029	1,574	1,621
Pool # 598559, 6.50%, 8/1/2031	63	66
Pool # 679886, 6.50%, 2/1/2032	259	266
Pool # 649734, 7.00%, 6/1/2032	10	10

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 682078, 5.50%, 11/1/2032	287	301
Pool # 675555, 6.00%, 12/1/2032	91	93
Pool # AL0045, 6.00%, 12/1/2032	610	636
Pool # 683351, 5.50%, 2/1/2033	7	7
Pool # 357363, 5.50%, 3/1/2033	318	332
Pool # 674349, 6.00%, 3/1/2033	41	42
Pool # 688625, 6.00%, 3/1/2033	17	17
Pool # 688655, 6.00%, 3/1/2033	5	5
Pool # 695584, 6.00%, 3/1/2033	5	5
Pool # 254693, 5.50%, 4/1/2033	221	231
Pool # 702901, 6.00%, 5/1/2033	89	93
Pool # 720576, 5.00%, 6/1/2033	53	53
Pool # 995656, 7.00%, 6/1/2033	338	358
Pool # 723852, 5.00%, 7/1/2033	66	68
Pool # 729296, 5.00%, 7/1/2033	71	73
Pool # 720155, 5.50%, 7/1/2033	42	43
Pool # 729379, 6.00%, 8/1/2033	21	22
Pool # AA0917, 5.50%, 9/1/2033	833	867
Pool # 737825, 6.00%, 9/1/2033	54	56
Pool # 750977, 4.50%, 11/1/2033	45	45
Pool # 725027, 5.00%, 11/1/2033	172	178
Pool # 755109, 5.50%, 11/1/2033	15	15
Pool # 753174, 4.00%, 12/1/2033	239	234
Pool # 725017, 5.50%, 12/1/2033	368	385
Pool # 759424, 5.50%, 1/1/2034	44	46
Pool # 751341, 5.50%, 3/1/2034	38	39
Pool # 770405, 5.00%, 4/1/2034	442	448
Pool # 776708, 5.00%, 5/1/2034	158	162
Pool # AC1317, 4.50%, 9/1/2034	104	103
Pool # 888568, 5.00%, 12/1/2034	120	124
Pool # 810663, 5.00%, 1/1/2035	85	86
Pool # 995003, 7.50%, 1/1/2035	136	145
Pool # 995156, 7.50%, 3/1/2035	204	217
Pool # 735503, 6.00%, 4/1/2035	387	402
Pool # 827776, 5.00%, 7/1/2035	52	52
Pool # 820347, 5.00%, 9/1/2035	245	252
Pool # 745148, 5.00%, 1/1/2036	181	186
Pool # 888417, 6.50%, 1/1/2036	1,031	1,062
Pool # 745275, 5.00%, 2/1/2036	145	149
Pool # 833629, 7.00%, 3/1/2036	8	8
Pool # 745418, 5.50%, 4/1/2036	263	276
Pool # 888016, 5.50%, 5/1/2036	354	372
Pool # 888209, 5.50%, 5/1/2036	224	235
Pool # 870770, 6.50%, 7/1/2036	24	25
Pool # 976871, 6.50%, 8/1/2036	697	719
Pool # AA0922, 6.00%, 9/1/2036	1,259	1,312
Pool # 745948, 6.50%, 10/1/2036	142	150
Pool # AA1019, 6.00%, 11/1/2036	150	156

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 888476, 7.50%, 5/1/2037	95	102
Pool # 928584, 6.50%, 8/1/2037	111	117
Pool # 945870, 6.50%, 8/1/2037	190	195
Pool # 986648, 6.00%, 9/1/2037	347	364
Pool # 928670, 7.00%, 9/1/2037	200	200
Pool # 888890, 6.50%, 10/1/2037	272	287
Pool # 888707, 7.50%, 10/1/2037	628	681
Pool # 888892, 7.50%, 11/1/2037	199	223
Pool # AL0662, 5.50%, 1/1/2038	434	455
Pool # 995505, 8.00%, 1/1/2038	11	11
Pool # 929331, 6.00%, 4/1/2038	82	84
Pool # 909236, 7.00%, 9/1/2038	307	335
Pool # 890268, 6.50%, 10/1/2038	326	344
Pool # 995149, 6.50%, 10/1/2038	1,250	1,317
Pool # 934591, 7.00%, 10/1/2038	340	366
Pool # AB2869, 6.00%, 11/1/2038	330	345
Pool # 991908, 7.00%, 11/1/2038	231	242
Pool # 995504, 7.50%, 11/1/2038	155	167
Pool # 257510, 7.00%, 12/1/2038	781	862
Pool # AD0753, 7.00%, 1/1/2039	1,164	1,291
Pool # AD0780, 7.50%, 4/1/2039	748	819
Pool # AC2948, 5.00%, 9/1/2039	443	452
Pool # AC3740, 5.50%, 9/1/2039	198	201
Pool # AC7296, 5.50%, 12/1/2039	244	249
Pool # AD7790, 5.00%, 8/1/2040	2,369	2,423
Pool # AD9151, 5.00%, 8/1/2040	934	956
Pool # AL2059, 4.00%, 6/1/2042	6,681	6,594
Pool # AB9017, 3.00%, 4/1/2043	9,312	8,545
Pool # AT5891, 3.00%, 6/1/2043	12,209	11,203
Pool # AB9860, 3.00%, 7/1/2043	8,888	8,156
Pool # AL7527, 4.50%, 9/1/2043	4,198	4,208
Pool # AL7496, 3.50%, 5/1/2044	17,791	16,770
Pool # AX9319, 3.50%, 12/1/2044	6,457	6,062
Pool # AL7380, 3.50%, 2/1/2045	10,563	9,960
Pool # AS6479, 3.50%, 1/1/2046	24,469	22,993
Pool # BM1213, 4.00%, 4/1/2047	8,301	8,073
Pool # BH7650, 4.00%, 9/1/2047	5,017	4,878
Pool # BM3500, 4.00%, 9/1/2047	29,973	29,485
Pool # BE8344, 4.00%, 11/1/2047	1,345	1,295
Pool # BJ7248, 4.00%, 12/1/2047	3,652	3,544
Pool # BE8349, 4.00%, 1/1/2048	2,161	2,084
Pool # BJ5756, 4.00%, 1/1/2048	4,902	4,684
Pool # BJ7310, 4.00%, 1/1/2048	8,359	8,095
Pool # BJ8237, 4.00%, 1/1/2048	4,802	4,651
Pool # BJ8264, 4.00%, 1/1/2048	3,524	3,409
Pool # BM3375, 4.00%, 1/1/2048	6,073	5,892
Pool # BK1007, 4.00%, 2/1/2048	1,137	1,101
Pool # BK1134, 4.00%, 2/1/2048	5,084	4,912

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM3665, 4.00%, 3/1/2048	35,931	34,864
Pool # BE8366, 4.50%, 7/1/2048	4,479	4,431
Pool # BK7982, 5.00%, 7/1/2048	4,785	4,905
Pool # BN0271, 4.50%, 9/1/2048	1,391	1,379
Pool # BN1315, 4.50%, 9/1/2048	1,701	1,680
Pool # BN4733, 5.50%, 3/1/2049	246	254
Pool # BK8745, 4.50%, 4/1/2049	2,515	2,478
Pool # FM1939, 4.50%, 5/1/2049	12,587	12,422
Pool # BK8753, 4.50%, 6/1/2049	4,191	4,118
Pool # CA3713, 5.00%, 6/1/2049	2,265	2,276
Pool # BO2305, 4.00%, 7/1/2049	4,936	4,748
Pool # BO5607, 3.50%, 9/1/2049	2,938	2,731
Pool # BO1405, 4.00%, 9/1/2049	5,599	5,341
Pool # BO4392, 3.50%, 1/1/2050	4,510	4,182
Pool # BP5299, 3.50%, 3/1/2050	5,680	5,457
Pool # CA5702, 2.50%, 5/1/2050	51,784	44,860
Pool # CA5729, 3.00%, 5/1/2050	5,686	5,063
Pool # FM3671, 4.50%, 5/1/2050	6,125	6,230
Pool # CA6079, 2.50%, 6/1/2050	48,301	41,630
Pool # BK2746, 2.50%, 7/1/2050	20,768	17,884
Pool # BP9823, 2.50%, 7/1/2050	616	529
Pool # BP9948, 2.50%, 7/1/2050	1,101	946
Pool # CA6361, 2.50%, 7/1/2050	53,685	46,727
Pool # BQ2143, 2.50%, 9/1/2050	14,744	12,698
Pool # BQ1155, 2.50%, 10/1/2050	18,652	16,036
Pool # BQ7669, 2.50%, 10/1/2050	757	650
Pool # BU0070, 2.50%, 10/1/2051	48,836	41,945
Pool # CB1901, 2.50%, 10/1/2051	45,959	39,818
Pool # CB2637, 2.50%, 1/1/2052	69,651	59,872
Pool # FS0196, 2.50%, 1/1/2052	73,228	62,855
Pool # CB2670, 3.00%, 1/1/2052	62,969	55,774
Pool # FS2246, 3.00%, 3/1/2052	46,537	41,788
Pool # BU8924, 3.50%, 4/1/2052	27,763	25,450
Pool # BV7119, 4.50%, 4/1/2052	1,012	985
Pool # BV7121, 4.50%, 4/1/2052	1,164	1,137
Pool # BV7122, 4.50%, 4/1/2052	3,434	3,370
Pool # BV7124, 4.50%, 4/1/2052	1,190	1,164
Pool # FS1669, 4.00%, 5/1/2052	32,964	31,727
Pool # BV7111, 4.50%, 5/1/2052	1,417	1,384
Pool # BV7133, 4.50%, 5/1/2052	1,210	1,184
Pool # CB4642, 6.00%, 9/1/2052	22,397	22,957
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	4	4
Pool # 252409, 6.50%, 3/1/2029	49	50
Pool # 653815, 7.00%, 2/1/2033	8	8
Pool # 752786, 6.00%, 9/1/2033	80	80
Pool # CA3029, 4.00%, 1/1/2049	5,467	5,191
Pool # CA5105, 3.50%, 2/1/2050	7,957	7,403

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AL3594, 2.69%, 4/1/2023 (e)	702	696
Pool # AL3876, 2.40%, 6/1/2023 (e)	1,995	1,967
Pool # AM4716, 3.38%, 12/1/2023	5	5
Pool # AM7654, 2.86%, 1/1/2025	6,108	5,881
Pool # AM7372, 3.05%, 1/1/2025	1,740	1,681
Pool # 470300, 3.64%, 1/1/2025	4,440	4,343
Pool # AM8846, 2.68%, 5/1/2025	5,752	5,490
Pool # AM9149, 2.63%, 6/1/2025	5,920	5,637
Pool # AM9548, 3.17%, 8/1/2025	6,800	6,551
Pool # AM4660, 3.77%, 12/1/2025	9,759	9,590
Pool # AN0767, 3.18%, 1/1/2026	7,895	7,590
Pool # AN1590, 2.40%, 5/1/2026	8,835	8,265
Pool # AN1413, 2.49%, 5/1/2026	20,609	19,305
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,352
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,511
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,251
Pool # 468645, 4.54%, 7/1/2026	2,091	2,096
Pool # AN2367, 2.46%, 8/1/2026	5,998	5,599
Pool # 468927, 4.77%, 8/1/2026	5,059	5,091
Pool # AM6448, 3.25%, 9/1/2026	9,249	8,871
Pool # AM7062, 3.44%, 10/1/2026	7,728	7,460
Pool # AM7117, 3.14%, 12/1/2026	18,329	17,494
Pool # AM7262, 3.19%, 12/1/2026	15,826	15,068
Pool # AM7011, 3.22%, 12/1/2026	2,690	2,574
Pool # FN0029, 4.63%, 12/1/2026 (e)	6,834	6,850
Pool # AM8008, 2.94%, 2/1/2027	11,429	10,818
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,293
Pool # AM8280, 2.91%, 3/1/2027	5,603	5,291
Pool # AM8745, 2.81%, 5/1/2027	9,151	8,583
Pool # AM8803, 2.78%, 6/1/2027	3,847	3,609
Pool # AM9087, 3.00%, 6/1/2027	16,111	15,246
Pool # AM9170, 3.00%, 6/1/2027	4,315	4,086
Pool # AM9345, 3.25%, 7/1/2027	7,256	6,938
Pool # AN7048, 2.90%, 10/1/2027	6,344	5,945
Pool # AM1469, 2.96%, 11/1/2027	3,591	3,382
Pool # AN7669, 2.83%, 12/1/2027	19,587	18,274
Pool # AN8114, 3.00%, 1/1/2028	7,617	7,162
Pool # AN8048, 3.08%, 1/1/2028	43,775	41,128
Pool # AN7943, 3.10%, 1/1/2028	14,537	13,700
Pool # AN1600, 2.59%, 6/1/2028	7,109	6,532
Pool # AN9686, 3.52%, 6/1/2028	40,550	38,929
Pool # AN9486, 3.57%, 6/1/2028	26,476	25,454
Pool # AN2005, 2.73%, 7/1/2028	9,579	8,803
Pool # 387806, 3.55%, 8/1/2028	15,289	14,688
Pool # 109782, 3.55%, 9/1/2028	42,061	40,413
Pool # BL0919, 3.82%, 9/1/2028	18,594	18,114
Pool # BL1040, 3.81%, 12/1/2028	42,090	40,921

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,709
Pool # BL1435, 3.53%, 1/1/2029	23,495	22,516
Pool # BL4317, 2.27%, 9/1/2029	4,610	4,094
Pool # AN6846, 2.93%, 10/1/2029	13,283	12,248
Pool # BL4333, 2.52%, 11/1/2029	41,205	36,838
Pool # AM8123, 2.92%, 2/1/2030	7,620	6,966
Pool # AM7785, 3.17%, 2/1/2030	5,856	5,434
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,424
Pool # AM8692, 3.03%, 4/1/2030	25,000	22,829
Pool # AM8544, 3.08%, 4/1/2030	14,527	13,391
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,211
Pool # AM8151, 2.94%, 5/1/2030	12,000	10,895
Pool # AN9154, 3.64%, 5/1/2030	4,037	3,878
Pool # AM9020, 2.97%, 6/1/2030	7,469	6,828
Pool # AM9154, 3.18%, 6/1/2030	8,618	7,994
Pool # AN9293, 3.71%, 9/1/2030	60,000	57,560
Pool # BL9494, 1.46%, 12/1/2030	10,000	8,021
Pool # BL0979, 4.05%, 12/1/2030	4,125	4,056
Pool # AH9683, 5.00%, 4/1/2031	307	310
Pool # BS2035, 1.84%, 6/1/2031	33,900	27,876
Pool # AN1829, 2.90%, 6/1/2031	7,231	6,517
Pool # BS2422, 1.67%, 7/1/2031	36,050	29,004
Pool # BL4310, 2.35%, 10/1/2031	11,309	9,768
Pool # AN2625, 2.50%, 10/1/2031	9,457	8,232
Pool # AN2513, 2.63%, 10/1/2031	25,000	21,733
Pool # BS4338, 1.82%, 1/1/2032	26,665	21,548
Pool # BS4030, 1.96%, 1/1/2032	20,000	16,525
Pool # BM7037, 1.75%, 3/1/2032 (e)	103,231	82,655
Pool # BL5789, 2.40%, 3/1/2032	12,500	10,723
Pool # BS5130, 2.55%, 4/1/2032	48,505	42,264
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,148
Pool # AN5065, 3.34%, 4/1/2032	26,680	24,491
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,610
Pool # BS5298, 3.07%, 5/1/2032	36,743	32,970
Pool # BS5907, 3.54%, 6/1/2032	10,756	10,032
Pool # BS6033, 3.97%, 7/1/2032	2,081	2,010
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,694
Pool # BS6194, 4.13%, 7/1/2032	3,981	3,895
Pool # BS6301, 3.67%, 8/1/2032	19,145	18,040
Pool # BS6258, 3.70%, 8/1/2032	8,167	7,711
Pool # BS6288, 3.89%, 8/1/2032	11,499	11,047
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,887
Pool # BS6305, 3.68%, 9/1/2032	54,320	51,193
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,977
Pool # BS6440, 3.78%, 9/1/2032	10,642	10,117
Pool # BS6339, 3.80%, 9/1/2032	65,061	61,941
Pool # BS6381, 3.89%, 9/1/2032	22,000	21,027
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,770

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6845, 4.22%, 10/1/2032	43,000	42,379
Pool # BS6915, 4.60%, 10/1/2032	36,000	36,573
Pool # BS6840, 4.18%, 11/1/2032	8,255	8,110
Pool # BS6841, 4.18%, 11/1/2032	11,615	11,412
Pool # BS6995, 4.18%, 11/1/2032	19,825	19,479
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,590
Pool # BS6969, 4.76%, 11/1/2032	13,935	14,345
Pool # AQ7084, 3.50%, 12/1/2032	1,438	1,365
Pool # BS7083, 4.59%, 12/1/2032 (f)	33,890	33,911
Pool # BS7019, IO, 4.60%, 12/1/2032 (f)	33,255	33,463
Pool # BS7320, IO, 4.88%, 12/1/2032 (f)	14,287	14,673
Pool # 650236, 5.00%, 12/1/2032	4	4
Pool # BS7303, IO, 5.34%, 12/1/2032 (f)	10,906	11,587
Pool # BS7147, 4.95%, 1/1/2033	10,746	11,194
Pool # AR7484, 3.50%, 2/1/2033	2,122	2,025
Pool # AT7117, 3.50%, 6/1/2033	871	825
Pool # AN6000, 3.21%, 7/1/2033	9,605	8,679
Pool # AN9695, 3.67%, 7/1/2033	32,550	30,199
Pool # AN9950, 3.89%, 7/1/2033	9,128	8,590
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,318
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,338
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,462
Pool # BS4824, 2.50%, 2/1/2034	60,280	49,285
Pool # 810997, 5.50%, 10/1/2034	100	98
Pool # AM7122, 3.61%, 11/1/2034	5,126	4,759
Pool # BL5976, 2.49%, 4/1/2035	22,962	18,179
Pool # AM8474, 3.45%, 4/1/2035	4,608	4,213
Pool # AM8475, 3.45%, 4/1/2035	1,869	1,709
Pool # BL6315, 2.20%, 5/1/2035	5,081	3,918
Pool # AM9188, 3.12%, 6/1/2035	23,000	19,714
Pool # AM9532, 3.63%, 10/1/2035	3,482	3,207
Pool # BS5413, 3.41%, 12/1/2035	10,250	8,932
Pool # AN0375, 3.76%, 12/1/2035	3,477	3,191
Pool # 256051, 5.50%, 12/1/2035	78	78
Pool # 256128, 6.00%, 2/1/2036	13	13
Pool # 880219, 7.00%, 2/1/2036	60	60
Pool # 868763, 6.50%, 4/1/2036	8	8
Pool # 920934, 6.50%, 1/1/2037	274	282
Pool # 888408, 6.00%, 3/1/2037	203	205
Pool # 888373, 7.00%, 3/1/2037	30	30
Pool # 888412, 7.00%, 4/1/2037	25	26
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,570
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,849
Pool # BS5761, 3.87%, 6/1/2037	10,964	9,935
Pool # 995783, 8.00%, 11/1/2037	75	77
Pool # 257209, 5.50%, 5/1/2038	89	90
Pool # MA0127, 5.50%, 6/1/2039	129	129
Pool # AL2606, 4.00%, 3/1/2042	227	211

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AO7225, 4.00%, 7/1/2042	1,410	1,362
Pool # AO9352, 4.00%, 7/1/2042	1,793	1,732
Pool # AO9353, 4.00%, 7/1/2042	1,968	1,896
Pool # MA1125, 4.00%, 7/1/2042	1,369	1,323
Pool # MA1178, 4.00%, 9/1/2042	7,765	7,503
Pool # MA1213, 3.50%, 10/1/2042	3,386	3,187
Pool # MA1251, 3.50%, 11/1/2042	9,044	8,513
Pool # MA1253, 4.00%, 11/1/2042	6,537	6,301
Pool # AR1397, 3.00%, 1/1/2043	6,424	5,787
Pool # MA1328, 3.50%, 1/1/2043	1,244	1,170
Pool # AQ9999, 3.00%, 2/1/2043	3,440	3,099
Pool # MA1373, 3.50%, 3/1/2043	2,066	1,945
Pool # MA1404, 3.50%, 4/1/2043	6,134	5,773
Pool # AB9096, 4.00%, 4/1/2043	673	649
Pool # AB9196, 3.50%, 5/1/2043	1,766	1,663
Pool # AT4051, 3.50%, 5/1/2043	901	848
Pool # MA1437, 3.50%, 5/1/2043	7,015	6,603
Pool # AT5914, 3.50%, 6/1/2043	4,297	4,044
Pool # MA1463, 3.50%, 6/1/2043	8,522	8,021
Pool # AB9704, 4.00%, 6/1/2043	1,710	1,648
Pool # MA1711, 4.50%, 12/1/2043	9,603	9,531
Pool # AL6167, 3.50%, 1/1/2044	4,515	4,250
Pool # MA1759, 4.00%, 1/1/2044	3,018	2,909
Pool # MA1760, 4.50%, 1/1/2044	2,996	2,974
Pool # AV9286, 4.00%, 2/1/2044	2,450	2,361
Pool # MA1800, 4.00%, 2/1/2044	1,881	1,812
Pool # MA1828, 4.50%, 3/1/2044	7,558	7,502
Pool # MA2429, 4.00%, 10/1/2045	2,272	2,190
Pool # MA2565, 4.00%, 3/1/2046	3,116	3,002
Pool # BM5835, 3.00%, 9/1/2047	11,704	10,604
Pool # AD0523, 6.00%, 11/1/2048	209	208
Pool # BF0131, 3.50%, 8/1/2056	43,671	40,257
Pool # BF0230, 5.50%, 1/1/2058	44,489	46,398
Pool # BF0341, 5.50%, 1/1/2059	19,167	19,837
Pool # BM7076, 4.00%, 4/1/2059	50,607	48,759
Pool # BF0464, 3.50%, 3/1/2060	55,251	51,082
Pool # BF0546, 2.50%, 7/1/2061	82,556	69,034
Pool # BF0562, 3.50%, 9/1/2061	64,106	58,603
Pool # BF0590, 2.50%, 12/1/2061	19,004	15,962
Pool # BF0579, 3.00%, 12/1/2061	23,092	20,308
Pool # BF0583, 4.00%, 12/1/2061	33,576	32,100
Pool # BF0586, 5.00%, 12/1/2061	15,830	15,758
GNMA I, 30 Year
Pool # 345288, 7.50%, 3/15/2023	—	—
Pool # 363030, 7.00%, 9/15/2023	2	2
Pool # 352022, 7.00%, 11/15/2023	—	—
Pool # 366706, 6.50%, 1/15/2024	4	4
Pool # 371281, 7.00%, 2/15/2024	1	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 442119, 7.50%, 11/15/2026	2	2
Pool # 411829, 7.50%, 7/15/2027	5	5
Pool # 554108, 6.50%, 3/15/2028	26	27
Pool # 468149, 8.00%, 8/15/2028	3	3
Pool # 468236, 6.50%, 9/15/2028	69	71
Pool # 486537, 7.50%, 9/15/2028	14	14
Pool # 486631, 6.50%, 10/15/2028	4	4
Pool # 466406, 6.00%, 11/15/2028	15	15
Pool # 781328, 7.00%, 9/15/2031	318	333
Pool # 569568, 6.50%, 1/15/2032	276	287
Pool # 591882, 6.50%, 7/15/2032	16	16
Pool # 607645, 6.50%, 2/15/2033	59	61
Pool # 607724, 7.00%, 2/15/2033	40	41
Pool # 783123, 5.50%, 4/15/2033	1,427	1,523
Pool # 604209, 6.50%, 4/15/2033	43	45
Pool # 614546, 5.50%, 6/15/2033	13	14
Pool # 781614, 7.00%, 6/15/2033	93	99
Pool # 781689, 5.50%, 12/15/2033	53	57
Pool # 632415, 5.50%, 7/15/2034	22	23
Pool # 574710, 5.50%, 9/15/2034	20	21
Pool # 782615, 7.00%, 6/15/2035	726	765
Pool # 782025, 6.50%, 12/15/2035	284	297
Pool # 617486, 7.00%, 4/15/2037	81	81
Pool # 782212, 7.50%, 10/15/2037	141	149
Pool # BI6868, 5.00%, 3/15/2049	2,552	2,641
Pool # BM1726, 5.00%, 3/15/2049	1,907	1,973
Pool # CO1894, 4.50%, 7/15/2052	7,724	7,657
GNMA II
Pool # CE5521, ARM, 5.83%, 8/20/2071 (e)	12,536	12,959
Pool # CE5523, ARM, 5.96%, 8/20/2071 (e)	19,121	19,787
Pool # CE9356, ARM, 5.70%, 9/20/2071 (e)	9,178	9,375
Pool # CE5537, ARM, 5.81%, 9/20/2071 (e)	33,388	34,497
Pool # CE5533, ARM, 5.87%, 9/20/2071 (e)	37,156	38,384
Pool # CE5536, ARM, 5.91%, 9/20/2071 (e)	32,107	33,233
Pool # CE5544, ARM, 5.79%, 10/20/2071 (e)	35,900	36,999
Pool # CE5550, ARM, 5.82%, 10/20/2071 (e)	17,932	18,495
Pool # CE5552, ARM, 5.81%, 11/20/2071 (e)	35,164	36,310
Pool # CK2783, ARM, 5.79%, 2/20/2072 (e)	85,551	88,236
Pool # CK2789, ARM, 5.82%, 2/20/2072 (e)	33,784	34,898
Pool # CM0227, ARM, 5.85%, 2/20/2072 (e)	29,678	30,640
Pool # CM0228, ARM, 6.12%, 2/20/2072 (e)	21,542	22,550
Pool # CL8129, ARM, 5.75%, 3/20/2072 (e)	19,862	20,404
Pool # CK2802, ARM, 5.76%, 3/20/2072 (e)	26,012	26,793
Pool # CK2800, ARM, 5.80%, 3/20/2072 (e)	23,377	24,140
Pool # CK2791, ARM, 5.81%, 3/20/2072 (e)	40,296	41,635
Pool # CK2794, ARM, 5.81%, 3/20/2072 (e)	44,096	45,527
Pool # CK2793, ARM, 5.83%, 3/20/2072 (e)	40,408	41,784

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CM9946, ARM, 5.83%, 3/20/2072 (e)	17,925	18,502
Pool # CM0234, ARM, 5.84%, 3/20/2072 (e)	31,599	32,632
Pool # CK2803, ARM, 5.75%, 4/20/2072 (e)	41,796	43,089
Pool # BL8377, ARM, 5.84%, 4/20/2072 (e)	36,378	37,648
Pool # CN0126, ARM, 5.86%, 5/20/2072 (e)	35,132	36,309
Pool # CN7634, ARM, 5.88%, 6/20/2072 (e)	25,651	26,635
Pool # 786250, ARM, 6.03%, 6/20/2072 (e)	38,991	40,875
Pool # CL8191, ARM, 5.99%, 7/20/2072 (e)	20,211	21,112
Pool # CO0363, ARM, 5.99%, 7/20/2072 (e)	29,385	30,770
GNMA II, 30 Year
Pool # 1974, 8.50%, 3/20/2025	—	—
Pool # 1989, 8.50%, 4/20/2025	3	3
Pool # 2006, 8.50%, 5/20/2025	2	2
Pool # 2141, 8.00%, 12/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	4	4
Pool # 2270, 8.00%, 8/20/2026	3	3
Pool # 2285, 8.00%, 9/20/2026	4	4
Pool # 2324, 8.00%, 11/20/2026	2	2
Pool # 2499, 8.00%, 10/20/2027	7	7
Pool # 2512, 8.00%, 11/20/2027	7	7
Pool # 2525, 8.00%, 12/20/2027	5	5
Pool # 2549, 7.50%, 2/20/2028	4	4
Pool # 2562, 6.00%, 3/20/2028	20	20
Pool # 2633, 8.00%, 8/20/2028	—	—
Pool # 2646, 7.50%, 9/20/2028	13	14
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	300	306
Pool # 4224, 7.00%, 8/20/2038	67	72
Pool # 4245, 6.00%, 9/20/2038	1,781	1,889
Pool # 783389, 6.00%, 8/20/2039	850	903
Pool # 783444, 5.50%, 9/20/2039	472	487
Pool # 783967, 4.25%, 12/20/2044	4,663	4,610
Pool # AK8791, 3.75%, 7/20/2045	1,486	1,420
Pool # BD0481, 4.00%, 12/20/2047	1,522	1,469
Pool # BD0484, 4.50%, 12/20/2047	6,586	6,465
Pool # BE0207, 4.50%, 2/20/2048	4,609	4,539
Pool # BE0208, 4.50%, 2/20/2048	5,559	5,478
Pool # BE5169, 4.50%, 2/20/2048	5,432	5,362
Pool # BA7567, 4.50%, 5/20/2048	1,745	1,706
Pool # BG6360, 5.00%, 5/20/2048	7,412	7,670
Pool # BF2574, 5.50%, 5/20/2048	132	136
Pool # BI0728, 5.00%, 7/20/2048	8,091	8,280
Pool # BD0551, 4.50%, 8/20/2048	2,224	2,205
Pool # BI5288, 5.00%, 8/20/2048	9,574	9,744
Pool # BI5289, 5.00%, 8/20/2048	14,791	15,237
Pool # AY2411, 4.25%, 9/20/2048	3,702	3,592
Pool # 784598, 5.00%, 9/20/2048	10,827	11,110
Pool # 784626, 4.50%, 10/20/2048	1,358	1,339

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BK2586, 5.00%, 11/20/2048	1,888	1,923
Pool # BJ7082, 5.00%, 12/20/2048	519	521
Pool # BJ7085, 5.00%, 12/20/2048	1,145	1,178
Pool # BK7169, 5.00%, 12/20/2048	7,915	8,033
Pool # BK8878, 4.50%, 2/20/2049	2,549	2,516
Pool # BK7189, 5.00%, 2/20/2049	7,104	7,238
Pool # BJ9972, 5.50%, 2/20/2049	1,365	1,400
Pool # BK7198, 4.50%, 3/20/2049	2,956	2,900
Pool # BK7199, 5.00%, 3/20/2049	1,684	1,721
Pool # BL8042, 5.00%, 3/20/2049	6,644	6,808
Pool # BL9333, 5.00%, 3/20/2049	2,891	2,983
Pool # BG0079, 5.50%, 3/20/2049	837	855
Pool # BL6756, 5.50%, 3/20/2049	311	317
Pool # BJ1322, 5.00%, 4/20/2049	4,717	4,902
Pool # BJ9622, 5.00%, 4/20/2049	2,452	2,465
Pool # BK7209, 5.00%, 4/20/2049	6,360	6,498
Pool # BL6758, 5.50%, 4/20/2049	1,452	1,486
Pool # BM9664, 4.50%, 5/20/2049	8,284	8,265
Pool # BM9683, 5.00%, 6/20/2049	16,329	16,713
Pool # BO2880, 5.00%, 6/20/2049	440	442
Pool # BN3950, 5.50%, 6/20/2049	2,635	2,695
Pool # BN2629, 4.00%, 7/20/2049	12,890	12,711
Pool # BI0926, 5.00%, 7/20/2049	881	885
Pool # BI0927, 5.00%, 7/20/2049	612	615
Pool # BM2186, 5.00%, 7/20/2049	614	617
Pool # BM2187, 5.00%, 7/20/2049	313	314
Pool # BO2871, 5.00%, 7/20/2049	378	378
Pool # BO2872, 5.00%, 7/20/2049	987	1,009
Pool # BO2878, 5.00%, 7/20/2049	632	635
Pool # BO2879, 5.00%, 7/20/2049	664	667
Pool # BO3162, 5.00%, 7/20/2049	48,382	50,836
Pool # BO3173, 5.00%, 7/20/2049	1,188	1,193
Pool # BO3174, 5.00%, 7/20/2049	364	364
Pool # BO3175, 5.00%, 7/20/2049	223	230
Pool # BO8226, 5.00%, 7/20/2049	392	393
Pool # BO8229, 5.00%, 7/20/2049	5,744	5,954
Pool # BO8235, 5.00%, 7/20/2049	655	659
Pool # BO8236, 5.00%, 7/20/2049	433	436
Pool # BP4243, 5.00%, 8/20/2049	12,292	12,622
Pool # BN2649, 3.50%, 9/20/2049	4,030	3,768
Pool # BM9713, 4.50%, 9/20/2049	2,819	2,773
Pool # BP4337, 4.50%, 9/20/2049	15,965	16,084
Pool # BQ3224, 4.50%, 9/20/2049	14,012	13,927
Pool # 784810, 5.00%, 9/20/2049	13,500	13,595
Pool # BM9734, 4.00%, 10/20/2049	4,222	4,108
Pool # 784847, 4.50%, 11/20/2049	22,603	22,155
Pool # BQ8694, 4.50%, 11/20/2049	988	984
Pool # BQ8696, 4.50%, 11/20/2049	926	925

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR2686, 4.50%, 11/20/2049	2,490	2,457
Pool # BR2687, 4.50%, 11/20/2049	4,633	4,601
Pool # BR2688, 4.50%, 11/20/2049	2,842	2,814
Pool # BR2689, 4.50%, 11/20/2049	3,608	3,626
Pool # BR2739, 4.50%, 11/20/2049	1,629	1,646
Pool # BR2756, 4.50%, 11/20/2049	2,147	2,145
Pool # BR2757, 4.50%, 11/20/2049	2,394	2,386
Pool # BR3820, 4.50%, 11/20/2049	355	348
Pool # BR3821, 4.50%, 11/20/2049	947	931
Pool # BS0953, 4.50%, 11/20/2049	1,760	1,778
Pool # BQ4131, 3.50%, 12/20/2049	13,511	12,753
Pool # BI0940, 4.50%, 12/20/2049	632	624
Pool # BQ3796, 4.50%, 12/20/2049	2,244	2,248
Pool # BR2730, 4.50%, 12/20/2049	901	889
Pool # BR2731, 4.50%, 12/20/2049	711	706
Pool # BR2732, 4.50%, 12/20/2049	1,480	1,502
Pool # BR2755, 4.50%, 12/20/2049	1,236	1,220
Pool # BR3822, 4.50%, 12/20/2049	885	869
Pool # BR3823, 4.50%, 12/20/2049	1,207	1,201
Pool # BR3824, 4.50%, 12/20/2049	1,151	1,158
Pool # BS0951, 4.50%, 12/20/2049	1,894	1,876
Pool # BS0952, 4.50%, 12/20/2049	1,347	1,347
Pool # BQ4132, 3.50%, 1/20/2050	5,611	5,247
Pool # BQ4133, 3.50%, 1/20/2050	5,984	5,624
Pool # BR1548, 3.50%, 1/20/2050	4,245	4,106
Pool # BS8380, 4.50%, 2/20/2050	3,720	3,789
Pool # BP8085, 3.00%, 3/20/2050	4,169	3,767
Pool # BR3892, 4.00%, 3/20/2050	11,300	10,862
Pool # BT8094, 4.00%, 4/20/2050	1,224	1,176
Pool # BT8095, 4.00%, 4/20/2050	5,956	5,725
Pool # BT8096, 4.00%, 4/20/2050	8,077	7,766
Pool # BT8097, 4.00%, 4/20/2050	8,148	7,908
Pool # BT8098, 4.00%, 4/20/2050	10,210	9,953
Pool # BT8099, 4.00%, 4/20/2050	7,752	7,599
Pool # BW7042, 3.50%, 9/20/2050	21,568	20,035
Pool # 785294, 3.50%, 1/20/2051	61,227	56,280
Pool # MA7534, 2.50%, 8/20/2051	266,990	235,362
Pool # MA7649, 2.50%, 10/20/2051	38,936	34,295
Pool # CH9031, 3.50%, 10/20/2051	22,761	21,141
Pool # CI9257, 3.50%, 11/20/2051	27,104	25,176
Pool # CK1527, 3.50%, 12/20/2051	7,617	7,122
Pool # CK1600, 4.00%, 1/20/2052	17,576	16,829
Pool # CK7137, 4.00%, 1/20/2052	30,038	28,687
Pool # CL2553, 4.00%, 2/20/2052	19,966	19,068
Pool # CM2213, 3.00%, 3/20/2052	8,276	7,396
Pool # CL2574, 4.00%, 3/20/2052	12,781	12,206
Pool # CL2575, 4.00%, 3/20/2052	6,154	5,879
Pool # CM1194, 4.00%, 4/20/2052	15,104	14,425

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8200, 4.00%, 8/20/2052	163,970	156,596
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	552	532
Pool # 4285, 6.00%, 11/20/2038	12	12
Pool # AD0862, 3.75%, 1/20/2039	1,089	1,037
Pool # 784879, 4.13%, 11/20/2069 (e)	14,150	13,564
Pool # 785137, 3.09%, 8/20/2070 (e)	17,839	16,115
Pool # 785183, 2.94%, 10/20/2070 (e)	35,487	31,965
Pool # 785863, 3.09%, 12/20/2071 (e)	12,287	11,045
Total Mortgage-Backed Securities (Cost $6,209,358)		5,785,687
Asset-Backed Securities — 13.7%
Academic Loan Funding Trust Series 2013-1A, Class A, 4.82%, 12/26/2044 (b) (e)	1,628	1,564
ACC Series 2019-AA, 0.25%, 9/15/2022 ‡	58,783	58,489
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	5,975	5,718
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	8,145	7,377
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,689	3,329
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	6,841	5,866
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	6,593	5,307
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	242	207
Series 2015-2, Class A, 4.00%, 9/22/2027	10,555	8,562
Series 2016-2, Class A, 3.65%, 6/15/2028	5,194	3,994
Series 2016-3, Class AA, 3.00%, 10/15/2028	8,448	7,453
Series 2017-2, Class A, 3.60%, 10/15/2029	8,450	6,555
Series 2021-1, Class B, 3.95%, 7/11/2030	12,081	9,862
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (b)	1,181	1,174
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	14,000	14,161
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	10,718	10,273
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 ‡ (b)	2,400	2,298
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 ‡ (b)	8,100	7,799
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,115
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	8,517	8,159
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,629
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	16,970	16,740
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	15,680	14,905
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡ (b)	7,420	7,197
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 ‡ (b)	1,415	1,378
American Tower Trust #1, 3.07%, 3/15/2023 (b)	6,220	6,166
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	40,100	36,649
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (b)	2,949	2,667
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 ‡ (b)	15,495	14,133
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	12,912	11,817
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	9,600	8,558

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	20,000	17,657
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 ‡ (b)	19,000	16,735
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 ‡ (b)	7,800	6,768
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 ‡ (b)	28,018	24,648
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 ‡ (b)	22,000	19,152
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	2,935	2,887
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	4,502	4,233
Series 2020-AA, Class B, 2.79%, 7/17/2046 ‡ (b)	2,750	2,421
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 (b)	31,250	28,698
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	22,025
Bridge Trust Series 2022-SFR1, 4.45%, 11/17/2037 (b)	17,966	15,835
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	6,537	5,913
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	10,490	8,774
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	8,615	7,356
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	12,967	11,752
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	27,304	23,766
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	75,258	68,630
Camillo Issuer LLC
Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	37,958	37,635
Series 2018-SFR1, Class A, 5.25%, 6/5/2028 ‡ (b)	41,036	40,700
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	12,242	10,781
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,708	4,997
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,956	4,937
Carvana Auto Receivables Trust Series 2019-4A, Class C, 2.72%, 1/15/2025 (b)	3,313	3,304
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	73,400	70,097
Chase Funding Trust
Series 2003-4, Class 1A5, 4.89%, 5/25/2033 ‡ (d)	608	567
Series 2003-6, Class 1A5, 4.88%, 11/25/2034 ‡ (d)	739	723
Series 2003-6, Class 1A7, 4.88%, 11/25/2034 ‡ (d)	1,260	1,232
CIG Auto Receivables Trust Series 2019-1A, Class C, 3.82%, 8/15/2024 (b)	1,164	1,162
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,047
CN MEZZ P FRN Series 2022-SFR1, 3.95%, 4/15/2026 ‡	6,250	6,094
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 7.99%, 3/24/2023 (b) (e)	29,136	29,195
Series 2021-1, Class A1Y, 7.99%, 3/24/2023 (b) (e)	6,889	6,793
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	60,885	58,222
COOF Securitization Trust Ltd. Series 2014-1, Class A, 2.90%, 6/25/2040 ‡ (b) (e)	2,691	141
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (b)	5,250	4,615
Series 2019-2, Class C, 3.68%, 6/15/2052 ‡ (b)	5,526	4,693
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	21,844	20,463
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	10,000	10,088
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class C, 2.59%, 6/15/2029 (b)	25,115	24,685

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	12,000	11,203
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	41,457
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	48,564
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	5,509	5,367
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	1,011	1,002
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,084
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.79%, 3/25/2034 ‡ (e)	51	50
Series 2004-1, Class M2, 4.87%, 3/25/2034 ‡ (e)	42	42
Series 2004-1, Class 3A, 4.60%, 4/25/2034 ‡ (e)	220	194
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.94%, 10/25/2034 (e)	68	66
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	49,746	48,438
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	11,603	11,392
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (b)	2,811	2,806
Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	6,815	6,578
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	15,250	15,287
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 ‡ (b)	1,807	1,714
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	1,220	1,152
Exeter Automobile Receivables Trust
Series 2019-1A, Class D, 4.13%, 12/16/2024 (b)	2,595	2,590
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	13,582	13,315
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	22,035	21,720
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,584
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	38,614
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,545
Series 2022-6A, Class D, 8.03%, 4/6/2029 (f)	13,806	13,802
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	6,901	6,589
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	41,794	41,339
FirstKey Homes Trust
Series 2022-SFR3, Class D, 3.50%, 7/17/2026 (b) (f)	7,187	6,184
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (b)	6,450	5,726
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (b)	11,250	9,917
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	57,000	50,040
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (b)	14,400	11,927
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (b)	12,500	10,205
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (b)	36,486	31,252
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (b)	50,000	42,026
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (b)	11,330	11,466
FMC GMSR Issuer Trust
3.65%, 2/25/2024 (b) (e)	116,200	111,145
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (e)	56,650	49,413
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (e)	43,050	35,062
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	51,910	41,751
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	65,000	57,389
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	36,504

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,272	81,070
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	5,893	5,761
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (b)	18,930	18,132
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	21,553	20,619
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	900	838
FREED ABS Trust
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (b)	3,488	3,468
Series 2022-3FP, Class C, 7.05%, 8/20/2029 ‡ (b)	8,000	7,828
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (b)	24,000	23,974
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (b)	14,500	14,567
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (e)	41,328	40,555
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 ‡ (e)	91	74
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	15,905	15,313
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	18,563
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	251	246
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (b)	21,358	18,383
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 (b)	9,238	8,357
Series 2017-1A, Class A, 3.74%, 10/15/2052 (b)	2,703	2,506
Series 2017-2A, Class A, 3.26%, 10/15/2053 (b)	12,779	11,480
Harvest SBA Loan Trust Series 2021-1, Class A, 5.36%, 4/25/2048 (b) (e)	5,714	5,604
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	8,970	8,280
Series 2018-1A, Class A2, 4.67%, 9/20/2048 (b)	11,416	10,838
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	4,137	3,513
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	1,146	1,095
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (b)	3,257	3,034
Series 2016-4A, Class A1, 3.57%, 9/20/2047 (b)	992	935
Series 2016-4A, Class A2, 4.29%, 9/20/2047 (b)	2,067	1,964
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (b)	7,295	6,911
Hilton Grand Vacations Trust
Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	758	744
Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	7,759	7,288
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 ‡ (b)	14,478	14,127
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 ‡ (b)	39,826	32,564
Series 2021-2, Class E2, 2.95%, 12/17/2026 ‡ (b)	9,491	7,759
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	42,196	34,976
INVH Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	34,125
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	2,165	2,116
Series 2020-1, Class B, 7.75%, 11/15/2028	4,748	4,600
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 (b)	37,455	37,193

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (b) (e)	251	—
Series 2014-1, Class A, IO, 1.53%, 10/25/2032 ‡ (b) (e)	9,143	279
Series 2012-4, Class A, IO, 0.95%, 9/25/2037 ‡ (b) (e)	17,885	406
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 ‡ (b) (e)	10,128	148
Series 2013-2, Class A, IO, 1.75%, 3/25/2039 ‡ (b) (e)	9,799	344
Series 2012-6, Class A, IO, 0.56%, 5/25/2039 ‡ (b) (e)	9,141	111
Series 2014-2, Class A, IO, 2.97%, 4/25/2040 ‡ (b) (e)	2,759	142
Series 2015-2, Class A, IO, 3.03%, 7/25/2041 ‡ (b) (e)	2,407	248
Lendingpoint Asset Securitization Trust
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	9,461	9,324
Series 2022-C, Class C, 8.68%, 2/15/2030 ‡ (b)	5,400	5,380
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 ‡ (b)	32,938	31,953
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 8.13%, 12/15/2026 (b) (e)	17,940	17,940
Series 2020-VFN1, Class A2B1, 8.13%, 12/15/2026 (b) (e)	6,272	6,259
Lendmark Funding Trust
Series 2019-2A, Class A, 2.78%, 4/20/2028 (b)	15,958	15,438
Series 2019-2A, Class B, 3.22%, 4/20/2028 ‡ (b)	6,150	5,667
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	7,428
Series 2022-1A, Class D, 8.16%, 7/20/2032 ‡ (b)	27,660	26,478
LFT CRE Ltd. Series 2021-FL1, Class C, 5.83%, 6/15/2039 ‡ (b) (e)	29,810	28,559
LMREC LLC Series 2021-CRE4, Class A, 5.09%, 4/22/2037 (b) (e)	17,348	16,947
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 4.79%, 2/25/2034 ‡ (e)	673	632
Series 2004-3, Class M1, 4.90%, 7/25/2034 ‡ (e)	238	222
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028	19,205	18,936
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (b)	23,776	23,412
Series 2021-BA, Class D, 3.42%, 11/20/2036 ‡ (b)	11,935	9,284
Series 2022-AA, Class B, 7.20%, 10/20/2037 ‡ (b)	17,850	17,818
Marlette Funding Trust Series 2022-2A, Class B, 5.50%, 8/15/2032 ‡ (b)	13,500	13,154
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	38,420	36,440
Series 2021-1A, Class B, 2.33%, 3/20/2026 (b)	8,740	8,067
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 ‡ (b)	3,671	3,541
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	5,522	5,215
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.83%, 11/25/2033 ‡ (d)	828	772
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	23,866	21,721
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	36,044	31,884
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	49,000	43,149
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 ‡ (b)	4,908	4,713
Series 2022-1A, Class D, 5.54%, 2/20/2029 ‡ (b)	4,235	4,009
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030	1,380	1,353
Series 2018, Class B, 4.61%, 2/9/2030 ‡	431	422

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	36,115	35,101
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	20,285	18,601
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	43,054	42,646
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	38,800	33,742
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	26,300	25,303
Series 2022-A, Class B, 5.25%, 6/9/2031 ‡ (b)	13,299	12,056
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 ‡ (b)	4,841	4,550
Pendoor Proper0.00%, 2/15/2026 ‡ (b)	68,650	65,389
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 7.80%, 5/25/2027 (b) (e)	60,745	57,114
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (b)	8,700	8,680
Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	5,800	5,811
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (b) (d)	22,530	20,824
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	37,764	33,141
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (b) (d)	44,768	40,425
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (d)	25,451	22,833
Progress Residential Trust
Series 2020-SFRMEZZ6.38%, 10/16/2025 ‡	45,000	43,650
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	55,300	47,504
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	27,421	25,139
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (b)	16,700	13,970
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,582	6,482
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	35,000	28,854
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 ‡ (b)	11,560	9,267
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 ‡ (b)	23,735	18,913
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	44,321
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 ‡ (b)	14,649	12,274
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 ‡ (b)	21,816	17,870
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 (b)	47,061	45,804
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 6.50%, 12/27/2044 (b) (e)	9,998	9,483
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	16,100	14,891
Series 2022-2B, Class B, 8.51%, 11/17/2032 ‡ (b)	12,000	12,148
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 ‡ (d)	96	29
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (b)	3,454	3,125
Repo Buyer Series 2019-PC, 6.85%, 8/15/2024 ‡ (e)	20,502	19,502
RFLF 1 Issuer LLC Series 2018-1A, Class A, 5.25%, 6/12/2022 (b)	39,792	39,637
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	7,491	7,324
Santander Drive Auto Receivables Trust Series 7, Class C, 6.69%, 3/17/2031	13,325	13,427
SART
Series 2019-1-RR A3.25%, 10/15/2024 ‡	1,049	1,045
Series 2A2.75%, 4/15/2026 ‡	2,118	2,094
Series 32.50%, 7/15/2027 ‡	3,646	3,589
SART CRR (Italy) Series 4A, 2.51%, 10/15/2024 ‡	3,822	3,650

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 ‡ (b)	10,690	9,249
Series 2022-2A, Class B, 6.50%, 2/20/2032 (b)	15,677	15,633
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	19,930	18,217
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.91%, 1/25/2036 ‡ (d)	384	295
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 ‡ (b)	4,098	3,859
Series 2022-1A, Class C, 3.94%, 10/20/2038 ‡ (b)	5,172	4,869
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	11,975	11,838
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,275	2,832
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (b) (d)	24,090	21,353
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 ‡ (d)	154	151
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 ‡ (d)	123	121
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	50	44
Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	207	120
Tricolor Auto Securitization Trust
Series 2022-1A, Class B, 4.34%, 5/15/2025 (b)	3,367	3,284
Series 2022-1A, Class C, 4.71%, 8/15/2025 (b)	3,495	3,400
Series 2022-1A, Class D, 5.38%, 1/15/2026 (b)	6,285	6,016
Series 2020-1A, Class A, 4.88%, 11/15/2026 (b)	662	661
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 ‡ (b)	4,641	4,180
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 ‡ (b)	11,000	9,851
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	1,661	1,595
Series 2013-1, Class A, 4.30%, 8/15/2025	15,589	14,567
Series 2016-2, Class B, 3.65%, 10/7/2025	16,338	14,341
Series 2016-1, Class B, 3.65%, 1/7/2026	1,849	1,666
Series 2018-1, Class B, 4.60%, 3/1/2026	15,534	14,113
Series 2014-1, Class A, 4.00%, 4/11/2026	4,618	4,282
Series 2014-2, Class A, 3.75%, 9/3/2026	8,627	7,940
Series 2019-2, Class B, 3.50%, 5/1/2028	8,700	7,470
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,135	1,899
Series 2016-1, Class A, 3.45%, 7/7/2028	20,245	16,583
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,324	1,136
Series 2016-2, Class A, 3.10%, 10/7/2028	15,362	12,035
Series 2018-1, Class AA, 3.50%, 3/1/2030	16,507	14,141
Series 2018-1, Class A, 3.70%, 3/1/2030	2,055	1,653
Series 2019-1, Class AA, 4.15%, 8/25/2031	13,009	11,684
Series 2019-1, Class A, 4.55%, 8/25/2031	11,766	9,928
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,635	5,388
United Auto Credit Securitization Trust
Series 2022-2, Class B, 5.41%, 12/10/2025 (b)	4,500	4,433
Series 2022-2, Class C, 5.81%, 5/10/2027 (b)	1,927	1,894
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	3,632	3,419
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	24,721	24,552

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 (b)	40,434	37,886
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (b)	5,221	5,197
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (d)	23,978	21,676
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 ‡ (b) (d)	14,484	13,165
vMobo, Inc., 7.46%, 7/18/2027 ‡	113,441	106,635
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (d)	7,920	7,022
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (d)	24,284	21,501
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	49,182	43,526
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (d)	42,319	37,353
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (b) (d)	17,877	16,648
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (d)	63,136	56,181
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	46,467	41,444
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 ‡ (b)	3,717	3,555
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (b)	15,769	15,367
Westlake Automobile Receivables Trust Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	42,655	38,483
WILMA, 7.95%, 3/27/2029 ‡	35,000	35,000
Total Asset-Backed Securities (Cost $4,720,625)		4,390,757
Collateralized Mortgage Obligations — 7.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,464	2,428
Series 2005-1CB, Class 1A6, IF, IO, 3.06%, 3/25/2035 ‡ (e)	738	51
Series 2005-22T1, Class A2, IF, IO, 1.03%, 6/25/2035 ‡ (e)	3,764	275
Series 2005-20CB, Class 3A8, IF, IO, 0.71%, 7/25/2035 ‡ (e)	2,687	104
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	1,078	931
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	45	22
Series 2005-37T1, Class A2, IF, IO, 1.01%, 9/25/2035 ‡ (e)	12,485	740
Series 2005-54CB, Class 1A2, IF, IO, 0.81%, 11/25/2035 ‡ (e)	3,534	159
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	894	696
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	13	11
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	429	373
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (e)	3	3
Aml-prop CAP 2022-e Frn, 6.45%, 10/15/2024 ‡	39,111	38,134
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (b)	85,196	80,002
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (b) (d)	43,642	41,298
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (e)	231	222
Baml PIMCO Frn, 0.00%, 4/15/2023 ‡	24,471	23,859
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	109	76
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	105	102
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	150	124
Series 2005-7, Class 30, PO, 11/25/2035	98	88
Series 2005-8, Class 30, PO, 1/25/2036 ‡	29	19
Series 2006-1, Class X, PO, 1/25/2036 ‡	31	17
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 2.75%, 4/25/2033 (e)	17	16
Baring Series 2021-EBO1, Class PA, IO, 0.00%, 4/22/2023 ‡ (e)	28,975	28,250

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Bayview Financing Trust Series 2021-2F, Class M2, 4.79%, 1/10/2032 ‡ (b) (e)	9,091	9,101
Bear Stearns ARM Trust
Series 2003-2, Class A5, 2.93%, 1/25/2033 (b) (e)	496	477
Series 2003-7, Class 3A, 3.48%, 10/25/2033 (e)	20	18
Series 2004-2, Class 14A, 3.10%, 5/25/2034 (e)	189	172
Series 2006-1, Class A1, 6.80%, 2/25/2036 (e)	483	454
Canaan Pte aug32, 4.86%, 8/1/2032 (f)	7,000	7,193
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 (b) (d)	39,448	34,470
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033 ‡	16	11
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034 ‡	24	17
CFMT LLC Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (e)	16,675	16,010
Chase Mortgage Finance Trust
Series 2007-A2, Class 1A1, 3.21%, 6/25/2035 (e)	71	68
Series 2007-A2, Class 2A1, 3.81%, 6/25/2035 (e)	167	159
Series 2007-A1, Class 9A1, 3.09%, 2/25/2037 (e)	120	112
Series 2007-A1, Class 1A3, 3.49%, 2/25/2037 (e)	122	116
Series 2007-A1, Class 2A1, 3.65%, 2/25/2037 (e)	238	219
Series 2007-A1, Class 7A1, 3.73%, 2/25/2037 (e)	24	23
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019	13	8
Series 2002-18, PO, 11/25/2032 ‡	40	29
Series 2004-3, Class A26, 5.50%, 4/25/2034	127	119
Series 2004-3, Class A4, 5.75%, 4/25/2034	86	81
Series 2004-HYB1, Class 2A, 3.33%, 5/20/2034 (e)	60	54
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (e)	245	224
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (e)	35	32
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	510	494
Series 2004-HYB6, Class A3, 3.87%, 11/20/2034 (e)	197	179
Series 2005-14, Class A2, 5.50%, 7/25/2035	83	45
Series 2005-16, Class A23, 5.50%, 9/25/2035	46	30
Series 2005-22, Class 2A1, 3.45%, 11/25/2035 (e)	797	618
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	176	153
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (e)	186	182
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 4.13%, 9/25/2033 (b) (e)	490	473
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	2,031	1,870
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033 ‡	13	9
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	19	18
Series 2003-1, Class 2, PO, 10/25/2033 ‡	1	1
Series 2003-1, Class 2A6, PO, 10/25/2033 ‡	10	8
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	54	52
Series 2004-UST1, Class A6, 3.91%, 8/25/2034 (e)	45	40
Series 2005-1, Class 2A1A, 2.55%, 2/25/2035 (e)	152	118
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	457	436
Series 2005-5, Class 1A2, 4.03%, 8/25/2035 (e)	410	294

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (e)	409	394
Series 2003-AR15, Class 3A1, 3.73%, 6/25/2033 (e)	52	48
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	251	234
Series 2003-23, Class 1P, PO, 10/25/2033 ‡	206	145
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	10	10
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	166	157
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	549	524
Series 2005-9, Class AP, PO, 10/25/2035 ‡	38	27
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035 ‡	953	107
Series 2005-10, Class AP, PO, 11/25/2035 ‡	42	27
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (e)	22,159	20,741
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (e)	21,039	19,763
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (e)	24,994	23,638
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (d)	29,015	27,435
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	4,662	5,035
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.29%, 2/25/2020 (e)	40	39
Fairways Tbird, 4.82%, 5/1/2030 (f)	10,066	10,234
FHLMC - GNMA
Series 8, Class ZA, 7.00%, 3/25/2023	—	—
Series 24, Class ZE, 6.25%, 11/25/2023	4	4
Series 29, Class L, 7.50%, 4/25/2024	30	30
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,296	1,355
Series R007, Class ZA, 6.00%, 5/15/2036	1,718	1,777
FHLMC, REMIC
Series 1455, Class WB, IF, 2.97%, 12/15/2022 (e)	—	—
Series 1470, Class F, 2.03%, 2/15/2023 (e)	—	—
Series 1466, Class PZ, 7.50%, 2/15/2023	2	2
Series 2586, Class HD, 5.50%, 3/15/2023	29	29
Series 1498, Class I, 5.02%, 4/15/2023 (e)	3	3
Series 2595, Class HC, 5.50%, 4/15/2023	39	39
Series 1502, Class PX, 7.00%, 4/15/2023	4	4
Series 1491, Class I, 7.50%, 4/15/2023	1	1
Series 1518, Class G, IF, 4.68%, 5/15/2023 (e)	3	3
Series 1798, Class F, 5.00%, 5/15/2023	6	6
Series 1505, Class Q, 7.00%, 5/15/2023	1	1
Series 2033, Class J, 5.60%, 6/15/2023	10	10
Series 1541, Class O, 3.13%, 7/15/2023 (e)	3	3
Series 2638, Class DS, IF, 4.73%, 7/15/2023 (e)	4	4
Series 1541, Class M, HB, IF, 23.42%, 7/15/2023 (e)	1	1
Series 1570, Class F, 2.79%, 8/15/2023 (e)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	35	35
Series 1573, Class PZ, 7.00%, 9/15/2023	7	7
Series 2571, Class SK, IF, 17.80%, 9/15/2023 (e)	3	3
Series 1591, Class PV, 6.25%, 10/15/2023	4	4

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1602, Class SA, IF, 11.66%, 10/15/2023 (e)	4	4
Series 2709, Class PG, 5.00%, 11/15/2023	141	140
Series 2710, Class HB, 5.50%, 11/15/2023	17	17
Series 1642, Class PJ, 6.00%, 11/15/2023	13	13
Series 2720, Class PC, 5.00%, 12/15/2023	13	13
Series 1983, Class Z, 6.50%, 12/15/2023	9	9
Series 2283, Class K, 6.50%, 12/15/2023	10	10
Series 1658, Class GZ, 7.00%, 1/15/2024	6	6
Series 1865, Class D, PO, 2/15/2024	11	11
Series 1671, Class L, 7.00%, 2/15/2024	3	3
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (e)	4	4
Series 1686, Class SH, IF, 11.56%, 2/15/2024 (e)	—	—
Series 1709, Class FA, 3.27%, 3/15/2024 (e)	—	—
Series 1699, Class FC, 4.01%, 3/15/2024 (e)	1	1
Series 1695, Class EB, 7.00%, 3/15/2024	5	5
Series 1706, Class K, 7.00%, 3/15/2024	27	27
Series 2033, Class SN, HB, IF, 25.62%, 3/15/2024 (e)	3	—
Series 1720, Class PL, 7.50%, 4/15/2024	11	11
Series 2306, Class K, PO, 5/15/2024	5	5
Series 2306, Class SE, IF, IO, 6.48%, 5/15/2024 (e)	12	—
Series 1737, Class L, 6.00%, 6/15/2024	17	17
Series 1745, Class D, 7.50%, 8/15/2024	12	13
Series 3614, Class QB, 4.00%, 12/15/2024	273	269
Series 2903, Class Z, 5.00%, 12/15/2024	61	61
Series 2967, Class S, IF, 12.52%, 4/15/2025 (e)	22	20
Series 3684, Class CY, 4.50%, 6/15/2025	949	941
Series 3022, Class SX, IF, 7.19%, 8/15/2025 (e)	12	11
Series 3051, Class DP, IF, 10.99%, 10/15/2025 (e)	42	40
Series 3793, Class AB, 3.50%, 1/15/2026	1,260	1,233
Series 1829, Class ZB, 6.50%, 3/15/2026	2	2
Series 1863, Class Z, 6.50%, 7/15/2026	19	19
Series 1890, Class H, 7.50%, 9/15/2026	8	8
Series 1899, Class ZE, 8.00%, 9/15/2026	25	26
Series 1927, Class ZA, 6.50%, 1/15/2027	28	29
Series 1927, Class PH, 7.50%, 1/15/2027	60	62
Series 1963, Class Z, 7.50%, 1/15/2027	23	24
Series 1935, Class FL, 4.57%, 2/15/2027 (e)	2	2
Series 1981, Class Z, 6.00%, 5/15/2027	43	43
Series 1970, Class PG, 7.25%, 7/15/2027	3	3
Series 1987, Class PE, 7.50%, 9/15/2027	25	26
Series 2019, Class Z, 6.50%, 12/15/2027	35	36
Series 2038, Class PN, IO, 7.00%, 3/15/2028	35	4
Series 2040, Class PE, 7.50%, 3/15/2028	94	98
Series 2054, Class PV, 7.50%, 5/15/2028	40	41
Series 2063, Class PG, 6.50%, 6/15/2028	53	55
Series 2064, Class TE, 7.00%, 6/15/2028	9	9
Series 2070, Class C, 6.00%, 7/15/2028	40	41
Series 2075, Class PM, 6.25%, 8/15/2028	130	132

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2075, Class PH, 6.50%, 8/15/2028	122	125
Series 2086, Class GB, 6.00%, 9/15/2028	14	14
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	51	4
Series 2095, Class PE, 6.00%, 11/15/2028	101	103
Series 2106, Class ZD, 6.00%, 12/15/2028	219	222
Series 2388, Class FB, 4.47%, 1/15/2029 (e)	48	48
Series 2110, Class PG, 6.00%, 1/15/2029	270	274
Series 2125, Class JZ, 6.00%, 2/15/2029	65	65
Series 2126, Class CB, 6.25%, 2/15/2029	264	268
Series 2132, Class SB, IF, 14.22%, 3/15/2029 (e)	8	8
Series 2141, IO, 7.00%, 4/15/2029	4	—
Series 2169, Class TB, 7.00%, 6/15/2029	241	250
Series 2163, Class PC, IO, 7.50%, 6/15/2029	20	2
Series 2172, Class QC, 7.00%, 7/15/2029	130	137
Series 2176, Class OJ, 7.00%, 8/15/2029	68	71
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	46	48
Series 2204, Class GB, 8.00%, 12/20/2029 (e)	4	1
Series 2208, Class PG, 7.00%, 1/15/2030	130	136
Series 2209, Class TC, 8.00%, 1/15/2030	36	38
Series 2210, Class Z, 8.00%, 1/15/2030	135	145
Series 2224, Class CB, 8.00%, 3/15/2030	31	33
Series 3654, Class DC, 5.00%, 4/15/2030	4,936	4,909
Series 2230, Class Z, 8.00%, 4/15/2030	43	46
Series 2234, Class PZ, 7.50%, 5/15/2030	35	37
Series 2247, Class Z, 7.50%, 8/15/2030	37	39
Series 2256, Class MC, 7.25%, 9/15/2030	67	71
Series 2259, Class ZM, 7.00%, 10/15/2030	96	101
Series 2262, Class Z, 7.50%, 10/15/2030	8	9
Series 2271, Class PC, 7.25%, 12/15/2030	99	105
Series 2296, Class PD, 7.00%, 3/15/2031	67	71
Series 2313, Class LA, 6.50%, 5/15/2031	17	17
Series 2325, Class PM, 7.00%, 6/15/2031	39	41
Series 2359, Class ZB, 8.50%, 6/15/2031	111	121
Series 2332, Class ZH, 7.00%, 7/15/2031	118	125
Series 2344, Class ZD, 6.50%, 8/15/2031	692	717
Series 2344, Class ZJ, 6.50%, 8/15/2031	91	96
Series 2345, Class NE, 6.50%, 8/15/2031	60	63
Series 2351, Class PZ, 6.50%, 8/15/2031	53	55
Series 2367, Class ME, 6.50%, 10/15/2031	77	80
Series 2399, Class OH, 6.50%, 1/15/2032	85	87
Series 2399, Class TH, 6.50%, 1/15/2032	96	100
Series 2475, Class S, IF, IO, 4.13%, 2/15/2032 (e)	286	30
Series 2418, Class FO, 4.77%, 2/15/2032 (e)	176	177
Series 2410, Class QX, IF, IO, 4.78%, 2/15/2032 (e)	58	5
Series 2410, Class OE, 6.38%, 2/15/2032	37	37
Series 2410, Class NG, 6.50%, 2/15/2032	115	120
Series 2420, Class XK, 6.50%, 2/15/2032	149	156

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2412, Class SP, IF, 8.35%, 2/15/2032 (e)	135	140
Series 2410, Class QS, IF, 9.43%, 2/15/2032 (e)	153	167
Series 2444, Class ES, IF, IO, 4.08%, 3/15/2032 (e)	114	11
Series 2450, Class SW, IF, IO, 4.13%, 3/15/2032 (e)	75	8
Series 2423, Class TB, 6.50%, 3/15/2032	220	224
Series 2430, Class WF, 6.50%, 3/15/2032	179	188
Series 2423, Class MC, 7.00%, 3/15/2032	109	115
Series 2423, Class MT, 7.00%, 3/15/2032	134	142
Series 2434, Class ZA, 6.50%, 4/15/2032	338	345
Series 2435, Class CJ, 6.50%, 4/15/2032	297	309
Series 2441, Class GF, 6.50%, 4/15/2032	43	45
Series 2434, Class TC, 7.00%, 4/15/2032	234	247
Series 2436, Class MC, 7.00%, 4/15/2032	61	64
Series 2455, Class GK, 6.50%, 5/15/2032	142	146
Series 2450, Class GZ, 7.00%, 5/15/2032	136	146
Series 2458, Class ZM, 6.50%, 6/15/2032	110	113
Series 2466, Class DH, 6.50%, 6/15/2032	58	61
Series 2466, Class PH, 6.50%, 6/15/2032	169	176
Series 2474, Class NR, 6.50%, 7/15/2032	162	167
Series 2484, Class LZ, 6.50%, 7/15/2032	193	200
Series 3393, Class JO, PO, 9/15/2032	480	410
Series 2500, Class MC, 6.00%, 9/15/2032	197	204
Series 2835, Class QO, PO, 12/15/2032	23	20
Series 2571, Class FY, 4.62%, 12/15/2032 (e)	192	193
Series 2543, Class YX, 6.00%, 12/15/2032	366	375
Series 2544, Class HC, 6.00%, 12/15/2032	137	143
Series 2571, Class SY, IF, 9.30%, 12/15/2032 (e)	113	115
Series 2552, Class ME, 6.00%, 1/15/2033	238	246
Series 2567, Class QD, 6.00%, 2/15/2033	204	212
Series 2575, Class ME, 6.00%, 2/15/2033	909	937
Series 2596, Class QG, 6.00%, 3/15/2033	139	140
Series 2586, Class WI, IO, 6.50%, 3/15/2033	88	15
Series 2631, Class SA, IF, 7.75%, 6/15/2033 (e)	305	323
Series 2642, Class SL, IF, 4.92%, 7/15/2033 (e)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	1,698	1,687
Series 2692, Class SC, IF, 5.54%, 7/15/2033 (e)	119	116
Series 4238, Class WY, 3.00%, 8/15/2033	2,396	2,263
Series 2671, Class S, IF, 7.66%, 9/15/2033 (e)	89	93
Series 2733, Class SB, IF, 4.52%, 10/15/2033 (e)	2,325	2,193
Series 2780, Class SY, IF, 7.98%, 11/15/2033 (e)	45	49
Series 2722, Class PF, 4.47%, 12/15/2033 (e)	761	757
Series 3920, Class LP, 5.00%, 1/15/2034	1,123	1,136
Series 2744, Class PE, 5.50%, 2/15/2034	6	6
Series 2802, Class OH, 6.00%, 5/15/2034	393	400
Series 2990, Class SL, IF, 10.29%, 6/15/2034 (e)	22	22
Series 3611, PO, 7/15/2034	475	403
Series 3305, Class MG, IF, 6.09%, 7/15/2034 (e)	186	191
Series 2990, Class GO, PO, 2/15/2035	152	128

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2929, Class MS, IF, 11.12%, 2/15/2035 (e)	191	172
Series 3077, Class TO, PO, 4/15/2035	109	104
Series 2968, Class EH, 6.00%, 4/15/2035	4,815	4,899
Series 2981, Class FA, 4.27%, 5/15/2035 (e)	242	239
Series 2988, Class AF, 4.17%, 6/15/2035 (e)	385	378
Series 2990, Class WP, IF, 8.22%, 6/15/2035 (e)	5	5
Series 3014, Class OD, PO, 8/15/2035	35	29
Series 3085, Class WF, 4.67%, 8/15/2035 (e)	222	223
Series 3029, Class SO, PO, 9/15/2035	108	95
Series 3064, Class SG, IF, 7.09%, 11/15/2035 (e)	154	168
Series 3101, Class UZ, 6.00%, 1/15/2036	546	574
Series 3102, Class HS, IF, 10.37%, 1/15/2036 (e)	29	29
Series 3117, Class AO, PO, 2/15/2036	266	239
Series 3117, Class EO, PO, 2/15/2036	122	102
Series 3117, Class OG, PO, 2/15/2036	85	73
Series 3117, Class OK, PO, 2/15/2036	108	91
Series 3122, Class OH, PO, 3/15/2036	164	141
Series 3122, Class OP, PO, 3/15/2036	152	137
Series 3134, PO, 3/15/2036	31	27
Series 3122, Class ZB, 6.00%, 3/15/2036	26	30
Series 3138, PO, 4/15/2036	154	129
Series 3147, PO, 4/15/2036	310	279
Series 3607, Class AO, PO, 4/15/2036	294	242
Series 3607, Class BO, PO, 4/15/2036	539	455
Series 3137, Class XP, 6.00%, 4/15/2036	383	399
Series 3219, Class DI, IO, 6.00%, 4/15/2036	276	53
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,814	2,938
Series 3149, Class SO, PO, 5/15/2036	83	66
Series 3151, PO, 5/15/2036	187	150
Series 3153, Class EO, PO, 5/15/2036	231	194
Series 3233, Class OP, PO, 5/15/2036	39	33
Series 3171, Class MO, PO, 6/15/2036	355	316
Series 3164, Class MG, 6.00%, 6/15/2036	68	65
Series 3523, Class SD, IF, 9.01%, 6/15/2036 (e)	113	105
Series 3179, Class OA, PO, 7/15/2036	101	83
Series 3194, Class SA, IF, IO, 3.23%, 7/15/2036 (e)	43	4
Series 3181, Class AZ, 6.50%, 7/15/2036	350	369
Series 3195, Class PD, 6.50%, 7/15/2036	280	288
Series 3200, PO, 8/15/2036	164	132
Series 3202, Class HI, IF, IO, 2.78%, 8/15/2036 (e)	2,332	217
Series 3200, Class AY, 5.50%, 8/15/2036	684	701
Series 3645, Class KZ, 5.50%, 8/15/2036	244	250
Series 3213, Class OA, PO, 9/15/2036	84	71
Series 3218, Class AO, PO, 9/15/2036	77	59
Series 3225, Class EO, PO, 10/15/2036	187	154
Series 3232, Class ST, IF, IO, 2.83%, 10/15/2036 (e)	264	25
Series 3704, Class DT, 7.50%, 11/15/2036	2,332	2,525
Series 3256, PO, 12/15/2036	102	82

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3704, Class CT, 7.00%, 12/15/2036	5,525	5,918
Series 3704, Class ET, 7.50%, 12/15/2036	1,903	2,073
Series 3261, Class OA, PO, 1/15/2037	103	84
Series 3260, Class CS, IF, IO, 2.27%, 1/15/2037 (e)	157	15
Series 3274, Class JO, PO, 2/15/2037	26	23
Series 3510, Class OD, PO, 2/15/2037	259	214
Series 3275, Class FL, 4.31%, 2/15/2037 (e)	153	150
Series 3274, Class B, 6.00%, 2/15/2037	256	257
Series 3286, PO, 3/15/2037	10	8
Series 3290, Class SB, IF, IO, 2.58%, 3/15/2037 (e)	303	25
Series 3443, Class SY, IF, 9.00%, 3/15/2037 (e)	92	96
Series 3373, Class TO, PO, 4/15/2037	107	86
Series 3302, Class UT, 6.00%, 4/15/2037	260	271
Series 3316, PO, 5/15/2037	183	145
Series 3318, Class AO, PO, 5/15/2037	5	4
Series 3607, PO, 5/15/2037	1,071	868
Series 3315, Class HZ, 6.00%, 5/15/2037	186	189
Series 3326, Class JO, PO, 6/15/2037	17	15
Series 3331, PO, 6/15/2037	98	81
Series 3607, Class OP, PO, 7/15/2037	995	806
Series 4032, Class TO, PO, 7/15/2037	1,394	1,102
Series 3344, Class SL, IF, IO, 2.73%, 7/15/2037 (e)	225	19
Series 4048, Class FJ, 3.31%, 7/15/2037 (e)	2,700	2,624
Series 3365, PO, 9/15/2037	153	124
Series 3371, Class FA, 4.47%, 9/15/2037 (e)	73	72
Series 3387, Class SA, IF, IO, 2.55%, 11/15/2037 (e)	1,163	98
Series 3383, Class SA, IF, IO, 2.58%, 11/15/2037 (e)	760	74
Series 3404, Class SC, IF, IO, 2.13%, 1/15/2038 (e)	1,383	106
Series 3422, Class SE, IF, 7.77%, 2/15/2038 (e)	57	59
Series 3423, Class PB, 5.50%, 3/15/2038	1,198	1,235
Series 3424, Class PI, IF, IO, 2.93%, 4/15/2038 (e)	693	76
Series 3453, Class B, 5.50%, 5/15/2038	83	84
Series 3455, Class SE, IF, IO, 2.33%, 6/15/2038 (e)	589	39
Series 3461, Class LZ, 6.00%, 6/15/2038	66	68
Series 3461, Class Z, 6.00%, 6/15/2038	1,621	1,661
Series 3481, Class SJ, IF, IO, 1.98%, 8/15/2038 (e)	930	69
Series 3895, Class WA, 5.65%, 10/15/2038 (e)	302	304
Series 3501, Class CB, 5.50%, 1/15/2039	783	796
Series 3511, Class SA, IF, IO, 2.13%, 2/15/2039 (e)	398	22
Series 3546, Class A, 3.08%, 2/15/2039 (e)	291	286
Series 3531, Class SM, IF, IO, 2.23%, 5/15/2039 (e)	70	3
Series 3531, Class SA, IF, IO, 2.43%, 5/15/2039 (e)	503	11
Series 3549, Class FA, 5.07%, 7/15/2039 (e)	59	59
Series 3607, Class TO, PO, 10/15/2039	514	412
Series 3795, Class EI, IO, 5.00%, 10/15/2039	144	2
Series 3608, Class SC, IF, IO, 2.38%, 12/15/2039 (e)	437	28
Series 3621, Class BO, PO, 1/15/2040	438	367
Series 3802, Class LS, IF, IO, 1.45%, 1/15/2040 (e)	2,601	95

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3632, Class BS, IF, 4.59%, 2/15/2040 (e)	1,370	1,329
Series 3740, Class SB, IF, IO, 2.13%, 10/15/2040 (e)	1,092	68
Series 3740, Class SC, IF, IO, 2.13%, 10/15/2040 (e)	946	99
Series 3779, Class GZ, 4.50%, 12/15/2040	6,765	6,279
Series 3779, Class Z, 4.50%, 12/15/2040	16,417	15,944
Series 3860, Class PZ, 5.00%, 5/15/2041	11,779	11,863
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	744	718
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	1,886	1,861
Series 4048, Class FB, 4.27%, 10/15/2041 (e)	1,947	1,927
Series 3957, Class B, 4.00%, 11/15/2041	1,419	1,374
Series 3966, Class NA, 4.00%, 12/15/2041	1,200	1,172
Series 4012, Class FN, 4.37%, 3/15/2042 (e)	3,476	3,419
Series 4077, Class FB, 4.37%, 7/15/2042 (e)	1,459	1,429
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,574
Series 4257, Class DZ, 2.50%, 10/15/2043	6,143	5,081
Series 3688, Class GT, 7.54%, 11/15/2046 (e)	2,804	2,998
Series 4809, Class ZM, 4.00%, 7/15/2048	26,145	24,892
Series 4837, Class ZB, 4.00%, 10/15/2048	8,940	8,613
FHLMC, STRIPS
Series 197, PO, 4/1/2028	215	196
Series 233, Class 11, IO, 5.00%, 9/15/2035	498	102
Series 233, Class 12, IO, 5.00%, 9/15/2035	431	59
Series 233, Class 13, IO, 5.00%, 9/15/2035	807	163
Series 239, Class S30, IF, IO, 3.83%, 8/15/2036 (e)	1,477	212
Series 262, Class 35, 3.50%, 7/15/2042	15,446	14,592
Series 264, Class F1, 4.42%, 7/15/2042 (e)	5,917	5,835
Series 270, Class F1, 4.37%, 8/15/2042 (e)	2,128	2,173
Series 299, Class 300, 3.00%, 1/15/2043	1,148	1,048
Series 310, PO, 9/15/2043	3,503	2,782
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.42%, 7/25/2032 (e)	342	331
Series T-48, Class 1A, 4.41%, 7/25/2033 (e)	999	958
Series T-76, Class 2A, 2.02%, 10/25/2037 (e)	5,694	4,905
Series T-42, Class A5, 7.50%, 2/25/2042	1,371	1,409
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	270	271
Series T-54, Class 2A, 6.50%, 2/25/2043	1,579	1,666
Series T-54, Class 3A, 7.00%, 2/25/2043	507	524
Series T-56, Class A5, 5.23%, 5/25/2043	3,394	3,310
Series T-57, Class 1AP, PO, 7/25/2043	116	91
Series T-57, Class 1A3, 7.50%, 7/25/2043	327	354
Series T-58, Class A, PO, 9/25/2043	129	92
Series T-58, Class 4A, 7.50%, 9/25/2043	1,837	1,892
Series T-59, Class 1AP, PO, 10/25/2043	143	79
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,747	1,806
Series T-62, Class 1A1, 2.89%, 10/25/2044 (e)	1,990	1,992
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	456	241
Series 2007-FA4, Class 1A2, IF, IO, 1.61%, 8/25/2037 ‡ (e)	4,734	472

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,185	1,248
Series 2003-W8, Class 3F1, 4.42%, 5/25/2042 (e)	163	161
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	310	313
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	532	544
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,864	1,849
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	670	687
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	716	739
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	209	219
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	186	193
Series 2004-W15, Class 2AF, 4.27%, 8/25/2044 (e)	591	585
Series 2005-W3, Class 2AF, 4.24%, 3/25/2045 (e)	5,031	4,975
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	276	279
Series 2006-W2, Class 2A, 2.96%, 11/25/2045 (e)	780	773
Series 2006-W2, Class 1AF1, 4.24%, 2/25/2046 (e)	2,284	2,251
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (e)	321	324
Series 2001-T3, Class A1, 7.50%, 11/25/2040	558	567
Series 2002-T4, Class A1, 6.50%, 12/25/2041	6,545	6,768
Series 2002-T16, Class A2, 7.00%, 7/25/2042	677	716
Series 2004-T2, Class 2A, 3.73%, 7/25/2043 (e)	487	478
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	1,056	1,100
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	118	122
Series 2004-T3, Class PT1, 9.75%, 1/25/2044 (e)	135	143
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,750	1,801
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	705	740
FNMA, REMIC
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series G93-5, Class Z, 6.50%, 2/25/2023	—	—
Series 1997-61, Class ZC, 7.00%, 2/25/2023	2	2
Series 1993-27, Class SA, IF, 15.50%, 2/25/2023 (e)	—	—
Series 2003-17, Class EQ, 5.50%, 3/25/2023	11	11
Series G93-14, Class J, 6.50%, 3/25/2023	—	—
Series 1993-37, Class PX, 7.00%, 3/25/2023	2	2
Series 1993-25, Class J, 7.50%, 3/25/2023	1	1
Series 1993-21, Class KA, 7.70%, 3/25/2023	—	—
Series 1998-4, Class C, PO, 4/25/2023	—	—
Series 2003-23, Class EQ, 5.50%, 4/25/2023	32	32
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (e)	—	—
Series 1993-54, Class Z, 7.00%, 4/25/2023	1	1
Series 1993-62, Class SA, IF, 9.36%, 4/25/2023 (e)	1	1
Series 1998-43, Class SA, IF, IO, 12.43%, 4/25/2023 (e)	1	—
Series 2003-39, Class LW, 5.50%, 5/25/2023	11	11
Series 1993-56, Class PZ, 7.00%, 5/25/2023	23	23
Series 2008-61, Class BH, 4.50%, 7/25/2023	8	8
Series 1993-136, Class ZB, 6.00%, 7/25/2023 (e)	13	13
Series 1993-122, Class M, 6.50%, 7/25/2023	1	1
Series 1993-99, Class Z, 7.00%, 7/25/2023	14	14

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-1, Class G, 7.00%, 7/25/2023	9	9
Series G93-27, Class FD, 4.90%, 8/25/2023 (e)	—	—
Series 1996-14, Class SE, IF, IO, 6.63%, 8/25/2023 (e)	14	—
Series 2002-83, Class CS, 6.88%, 8/25/2023	15	15
Series 1993-141, Class Z, 7.00%, 8/25/2023	25	24
Series 1993-205, Class H, PO, 9/25/2023	1	1
Series G93-37, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 4.70%, 9/25/2023 (e)	1	1
Series 1993-178, Class PK, 6.50%, 9/25/2023	2	2
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (e)	1	1
Series 1993-183, Class KA, 6.50%, 10/25/2023	24	24
Series 1993-189, Class PL, 6.50%, 10/25/2023	9	10
Series 1993-179, Class SB, IF, 8.81%, 10/25/2023 (e)	1	1
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (e)	1	1
Series 1999-52, Class NS, IF, 12.13%, 10/25/2023 (e)	2	2
Series 1994-9, Class E, PO, 11/25/2023	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	11	11
Series 1993-230, Class FA, 4.19%, 12/25/2023 (e)	1	1
Series 1993-247, Class FE, 5.02%, 12/25/2023 (e)	3	3
Series 1993-225, Class UB, 6.50%, 12/25/2023	3	3
Series 1993-247, Class SU, IF, 8.16%, 12/25/2023 (e)	1	1
Series 1993-247, Class SA, IF, 9.80%, 12/25/2023 (e)	3	3
Series 2002-1, Class UD, IF, 10.44%, 12/25/2023 (e)	3	3
Series 1994-37, Class L, 6.50%, 3/25/2024	11	11
Series 1994-40, Class Z, 6.50%, 3/25/2024	79	80
Series 1994-62, Class PK, 7.00%, 4/25/2024	119	119
Series 1994-63, Class PK, 7.00%, 4/25/2024	51	51
Series 2004-53, Class NC, 5.50%, 7/25/2024	5	5
Series 2004-65, Class EY, 5.50%, 8/25/2024	108	107
Series 2004-81, Class JG, 5.00%, 11/25/2024	219	217
Series 1995-2, Class Z, 8.50%, 1/25/2025	4	4
Series G95-1, Class C, 8.80%, 1/25/2025	11	11
Series 2005-67, Class EY, 5.50%, 8/25/2025	250	248
Series 2005-121, Class DX, 5.50%, 1/25/2026	123	122
Series 2006-94, Class GK, IF, 13.17%, 10/25/2026 (e)	43	44
Series 1996-48, Class Z, 7.00%, 11/25/2026	36	36
Series 1997-20, IO, 1.84%, 3/25/2027 (e)	6	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	2	—
Series 1997-27, Class J, 7.50%, 4/18/2027	15	16
Series 1997-29, Class J, 7.50%, 4/20/2027	24	25
Series 1997-32, Class PG, 6.50%, 4/25/2027	50	51
Series 1997-39, Class PD, 7.50%, 5/20/2027	72	74
Series 1997-42, Class ZC, 6.50%, 7/18/2027	4	4
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	21	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	25	26
Series 2008-55, Class S, IF, IO, 3.58%, 7/25/2028 (e)	758	41
Series 2009-11, Class NB, 5.00%, 3/25/2029	390	386
Series 1999-18, Class Z, 5.50%, 4/18/2029	20	20

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1999-17, Class C, 6.35%, 4/25/2029	16	16
Series 1999-62, Class PB, 7.50%, 12/18/2029	27	28
Series 2000-2, Class ZE, 7.50%, 2/25/2030	137	144
Series 2000-20, Class SA, IF, IO, 5.08%, 7/25/2030 (e)	29	1
Series 2000-52, IO, 8.50%, 1/25/2031	9	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	24	25
Series 2011-31, Class DB, 3.50%, 4/25/2031	3,410	3,290
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	127	16
Series 2001-30, Class PM, 7.00%, 7/25/2031	67	69
Series 2001-36, Class DE, 7.00%, 8/25/2031	132	139
Series 2001-49, Class Z, 6.50%, 9/25/2031	34	35
Series 2001-44, Class MY, 7.00%, 9/25/2031	167	177
Series 2001-44, Class PD, 7.00%, 9/25/2031	29	31
Series 2001-44, Class PU, 7.00%, 9/25/2031	23	24
Series 2001-60, Class QS, IF, 10.44%, 9/25/2031 (e)	94	99
Series 2001-52, Class KB, 6.50%, 10/25/2031	24	24
Series 2003-52, Class SX, IF, 10.90%, 10/25/2031 (e)	53	59
Series 2001-60, Class PX, 6.00%, 11/25/2031	216	222
Series 2001-61, Class Z, 7.00%, 11/25/2031	253	266
Series 2004-74, Class SW, IF, 7.68%, 11/25/2031 (e)	71	72
Series 2001-72, Class SX, IF, 8.11%, 12/25/2031 (e)	5	5
Series 2001-81, Class LO, PO, 1/25/2032	7	6
Series 2002-1, Class SA, IF, 12.14%, 2/25/2032 (e)	21	24
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	185	5
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	3	3
Series 2002-21, Class LO, PO, 4/25/2032	7	6
Series 2002-15, Class ZA, 6.00%, 4/25/2032	561	569
Series 2002-21, Class PE, 6.50%, 4/25/2032	97	101
Series 2002-28, Class PK, 6.50%, 5/25/2032	199	207
Series 2002-37, Class Z, 6.50%, 6/25/2032	92	94
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	340	38
Series 2002-48, Class GH, 6.50%, 8/25/2032	249	261
Series 2002-71, Class AP, 5.00%, 11/25/2032	37	37
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,624	1,672
Series 2004-61, Class SH, IF, 7.93%, 11/25/2032 (e)	29	30
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	78	81
Series 2004-59, Class BG, PO, 12/25/2032	46	39
Series 2002-78, Class Z, 5.50%, 12/25/2032	517	521
Series 2002-77, Class S, IF, 7.12%, 12/25/2032 (e)	38	39
Series 2003-9, Class NZ, 6.50%, 2/25/2033	88	91
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	62	2
Series 2003-22, Class UD, 4.00%, 4/25/2033	899	873
Series 2003-35, Class EA, PO, 5/25/2033	27	22
Series 2003-42, Class GB, 4.00%, 5/25/2033	64	62
Series 2003-34, Class AX, 6.00%, 5/25/2033	138	143
Series 2003-34, Class ED, 6.00%, 5/25/2033	692	713
Series 2003-34, Class GE, 6.00%, 5/25/2033	397	407
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	38	6

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	366	64
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	661	60
Series 2003-47, Class PE, 5.75%, 6/25/2033	289	298
Series 2003-64, Class SX, IF, 4.33%, 7/25/2033 (e)	91	84
Series 2003-132, Class OA, PO, 8/25/2033	9	9
Series 2003-71, Class DS, IF, 2.44%, 8/25/2033 (e)	476	419
Series 2003-74, Class SH, IF, 2.94%, 8/25/2033 (e)	70	64
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	923	145
Series 2003-73, Class HC, 5.50%, 8/25/2033	419	428
Series 2005-56, Class TP, IF, 6.10%, 8/25/2033 (e)	68	66
Series 2003-91, Class SD, IF, 5.81%, 9/25/2033 (e)	71	69
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,931	6,536
Series 2003-105, Class AZ, 5.50%, 10/25/2033	3,319	3,390
Series 2003-116, Class SB, IF, IO, 3.58%, 11/25/2033 (e)	465	39
Series 2006-44, Class P, PO, 12/25/2033	405	338
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,636	2,741
Series 2004-87, Class F, 4.77%, 1/25/2034 (e)	547	547
Series 2003-130, Class SX, IF, 5.50%, 1/25/2034 (e)	9	9
Series 2003-131, Class SK, IF, 8.17%, 1/25/2034 (e)	9	9
Series 2004-46, Class EP, PO, 3/25/2034	277	261
Series 2004-28, Class PF, 4.42%, 3/25/2034 (e)	254	253
Series 2004-17, Class H, 5.50%, 4/25/2034	1,023	1,036
Series 2004-25, Class SA, IF, 8.48%, 4/25/2034 (e)	175	182
Series 2004-36, Class FA, 4.42%, 5/25/2034 (e)	971	961
Series 2004-46, Class SK, IF, 5.46%, 5/25/2034 (e)	47	45
Series 2004-46, Class QB, IF, 7.94%, 5/25/2034 (e)	90	91
Series 2004-36, Class SA, IF, 8.48%, 5/25/2034 (e)	415	435
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,691	1,717
Series 2004-51, Class SY, IF, 6.21%, 7/25/2034 (e)	63	59
Series 2005-25, Class PF, 4.37%, 4/25/2035 (e)	473	465
Series 2005-42, Class PS, IF, 6.96%, 5/25/2035 (e)	17	17
Series 2005-74, Class CS, IF, 8.98%, 5/25/2035 (e)	262	256
Series 2005-74, Class SK, IF, 9.09%, 5/25/2035 (e)	180	176
Series 2005-74, Class CP, IF, 10.02%, 5/25/2035 (e)	60	57
Series 2005-59, Class SU, IF, 5.42%, 6/25/2035 (e)	130	130
Series 2005-56, Class S, IF, IO, 2.69%, 7/25/2035 (e)	269	23
Series 2005-66, Class SG, IF, 7.33%, 7/25/2035 (e)	139	149
Series 2005-68, Class PG, 5.50%, 8/25/2035	386	391
Series 2005-73, Class ZB, 5.50%, 8/25/2035	3,076	3,127
Series 2005-73, Class PS, IF, 6.66%, 8/25/2035 (e)	138	141
Series 2005-72, Class SB, IF, 6.83%, 8/25/2035 (e)	108	111
Series 2005-90, PO, 9/25/2035	29	27
Series 2005-75, Class SV, IF, 8.14%, 9/25/2035 (e)	31	30
Series 2010-39, Class OT, PO, 10/25/2035	100	82
Series 2005-84, Class XM, 5.75%, 10/25/2035	304	307
Series 2005-90, Class ES, IF, 6.83%, 10/25/2035 (e)	139	141
Series 2005-106, Class US, IF, 9.84%, 11/25/2035 (e)	646	674
Series 2005-110, Class GL, 5.50%, 12/25/2035	2,134	2,185

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-46, Class UC, 5.50%, 12/25/2035	93	93
Series 2005-109, Class PC, 6.00%, 12/25/2035	47	48
Series 2006-39, Class WC, 5.50%, 1/25/2036	41	40
Series 2006-16, Class OA, PO, 3/25/2036	69	58
Series 2006-8, Class WQ, PO, 3/25/2036	836	665
Series 2006-8, Class WN, IF, IO, 2.68%, 3/25/2036 (e)	3,065	305
Series 2006-12, Class BZ, 5.50%, 3/25/2036	874	890
Series 2006-16, Class HZ, 5.50%, 3/25/2036	191	193
Series 2006-8, Class JZ, 5.50%, 3/25/2036	1,087	1,107
Series 2006-11, Class PS, IF, 9.84%, 3/25/2036 (e)	80	95
Series 2006-22, Class AO, PO, 4/25/2036	259	218
Series 2006-23, Class KO, PO, 4/25/2036	84	75
Series 2006-27, Class OH, PO, 4/25/2036	154	133
Series 2006-23, Class FK, 4.27%, 4/25/2036 (e)	545	534
Series 2006-33, Class LS, IF, 12.08%, 5/25/2036 (e)	83	97
Series 2006-43, PO, 6/25/2036	70	60
Series 2006-43, Class DO, PO, 6/25/2036	204	170
Series 2006-44, Class GO, PO, 6/25/2036	143	121
Series 2006-50, Class JO, PO, 6/25/2036	514	424
Series 2006-50, Class PS, PO, 6/25/2036	624	540
Series 2006-53, Class US, IF, IO, 2.56%, 6/25/2036 (e)	582	53
Series 2006-46, Class FW, 4.42%, 6/25/2036 (e)	152	150
Series 2006-46, Class SW, IF, 9.47%, 6/25/2036 (e)	24	27
Series 2006-58, PO, 7/25/2036	86	72
Series 2006-58, Class AP, PO, 7/25/2036	45	37
Series 2006-65, Class QO, PO, 7/25/2036	163	139
Series 2006-58, Class IG, IF, IO, 2.50%, 7/25/2036 (e)	148	11
Series 2006-56, Class FC, 4.31%, 7/25/2036 (e)	1,343	1,324
Series 2006-58, Class FL, 4.48%, 7/25/2036 (e)	139	138
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,761	1,820
Series 2006-63, Class ZH, 6.50%, 7/25/2036	899	950
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,191	1,256
Series 2006-60, Class AK, IF, 12.74%, 7/25/2036 (e)	90	89
Series 2006-62, Class PS, IF, 15.80%, 7/25/2036 (e)	62	76
Series 2006-72, Class GO, PO, 8/25/2036	286	251
Series 2006-72, Class TO, PO, 8/25/2036	49	41
Series 2006-79, Class DO, PO, 8/25/2036	119	104
Series 2006-79, Class OP, PO, 8/25/2036	174	140
Series 2007-7, Class SG, IF, IO, 2.48%, 8/25/2036 (e)	810	90
Series 2006-79, Class DF, 4.37%, 8/25/2036 (e)	502	495
Series 2006-77, Class PC, 6.50%, 8/25/2036	426	440
Series 2006-78, Class BZ, 6.50%, 8/25/2036	89	93
Series 2006-86, Class OB, PO, 9/25/2036	157	126
Series 2006-90, Class AO, PO, 9/25/2036	122	106
Series 2008-42, Class AO, PO, 9/25/2036	66	54
Series 2006-85, Class MZ, 6.50%, 9/25/2036	39	41
Series 2009-19, Class PW, 4.50%, 10/25/2036	747	735
Series 2006-95, Class SG, IF, 10.14%, 10/25/2036 (e)	92	107

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-109, PO, 11/25/2036	48	39
Series 2006-110, PO, 11/25/2036	239	199
Series 2006-111, Class EO, PO, 11/25/2036	132	109
Series 2006-115, Class OK, PO, 12/25/2036	140	114
Series 2006-119, PO, 12/25/2036	76	66
Series 2006-117, Class GS, IF, IO, 2.63%, 12/25/2036 (e)	547	33
Series 2006-118, Class A2, 3.23%, 12/25/2036 (e)	1,115	1,089
Series 2006-118, Class A1, 3.65%, 12/25/2036 (e)	241	239
Series 2006-115, Class ES, IF, 10.50%, 12/25/2036 (e)	17	18
Series 2006-128, PO, 1/25/2037	144	119
Series 2009-70, Class CO, PO, 1/25/2037	405	343
Series 2006-128, Class BP, 5.50%, 1/25/2037	56	56
Series 2007-10, Class FD, 4.27%, 2/25/2037 (e)	267	263
Series 2007-1, Class SD, IF, 14.90%, 2/25/2037 (e)	73	123
Series 2007-14, Class OP, PO, 3/25/2037	119	101
Series 2007-22, Class SC, IF, IO, 2.06%, 3/25/2037 (e)	16	—
Series 2007-14, Class ES, IF, IO, 2.42%, 3/25/2037 (e)	955	84
Series 2007-77, Class FG, 4.52%, 3/25/2037 (e)	266	263
Series 2007-16, Class FC, 4.77%, 3/25/2037 (e)	170	170
Series 2009-63, Class P, 5.00%, 3/25/2037	15	15
Series 2007-18, Class MZ, 6.00%, 3/25/2037	275	277
Series 2007-28, Class EO, PO, 4/25/2037	382	315
Series 2007-35, Class SI, IF, IO, 2.08%, 4/25/2037 (e)	308	12
Series 2007-29, Class SG, IF, 9.28%, 4/25/2037 (e)	187	205
Series 2007-42, Class AO, PO, 5/25/2037	26	23
Series 2007-43, Class FL, 4.32%, 5/25/2037 (e)	200	195
Series 2007-42, Class B, 6.00%, 5/25/2037	550	569
Series 2007-92, Class YS, IF, IO, 1.76%, 6/25/2037 (e)	156	11
Series 2007-53, Class SH, IF, IO, 2.08%, 6/25/2037 (e)	644	49
Series 2007-54, Class WI, IF, IO, 2.08%, 6/25/2037 (e)	198	17
Series 2007-98, Class FB, 4.47%, 6/25/2037 (e)	106	108
Series 2007-92, Class YA, 6.50%, 6/25/2037	93	98
Series 2007-67, PO, 7/25/2037	271	230
Series 2007-72, Class EK, IF, IO, 2.38%, 7/25/2037 (e)	1,805	172
Series 2007-65, Class KI, IF, IO, 2.60%, 7/25/2037 (e)	595	60
Series 2007-60, Class AX, IF, IO, 3.13%, 7/25/2037 (e)	2,874	386
Series 2007-97, Class FC, 4.52%, 7/25/2037 (e)	162	160
Series 2007-70, Class Z, 5.50%, 7/25/2037	646	657
Series 2007-62, Class SE, IF, 6.46%, 7/25/2037 (e)	124	121
Series 2007-76, Class AZ, 5.50%, 8/25/2037	161	162
Series 2007-76, Class ZG, 6.00%, 8/25/2037	175	178
Series 2007-78, Class CB, 6.00%, 8/25/2037	73	75
Series 2007-78, Class PE, 6.00%, 8/25/2037	168	172
Series 2007-81, Class GE, 6.00%, 8/25/2037	252	257
Series 2007-79, Class SB, IF, 9.29%, 8/25/2037 (e)	248	273
Series 2007-88, Class VI, IF, IO, 2.52%, 9/25/2037 (e)	965	94
Series 2007-85, Class SL, IF, 6.11%, 9/25/2037 (e)	48	47
Series 2009-86, Class OT, PO, 10/25/2037	2,448	1,992

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-100, Class SM, IF, IO, 2.43%, 10/25/2037 (e)	607	61
Series 2007-91, Class ES, IF, IO, 2.44%, 10/25/2037 (e)	1,032	89
Series 2007-108, Class SA, IF, IO, 2.34%, 12/25/2037 (e)	28	2
Series 2007-109, Class AI, IF, IO, 2.38%, 12/25/2037 (e)	859	57
Series 2007-112, Class SA, IF, IO, 2.43%, 12/25/2037 (e)	981	107
Series 2007-112, Class MJ, 6.50%, 12/25/2037	654	683
Series 2007-116, Class HI, IO, 0.99%, 1/25/2038 (e)	1,398	42
Series 2008-1, Class BI, IF, IO, 1.89%, 2/25/2038 (e)	770	60
Series 2008-4, Class SD, IF, IO, 1.98%, 2/25/2038 (e)	2,021	151
Series 2008-16, Class IS, IF, IO, 2.18%, 3/25/2038 (e)	244	18
Series 2008-10, Class XI, IF, IO, 2.21%, 3/25/2038 (e)	277	20
Series 2008-20, Class SA, IF, IO, 2.97%, 3/25/2038 (e)	360	36
Series 2008-18, Class FA, 4.92%, 3/25/2038 (e)	204	204
Series 2008-18, Class SP, IF, 5.97%, 3/25/2038 (e)	127	112
Series 2008-32, Class SA, IF, IO, 2.83%, 4/25/2038 (e)	137	12
Series 2008-27, Class SN, IF, IO, 2.88%, 4/25/2038 (e)	300	33
Series 2008-28, Class QS, IF, 8.65%, 4/25/2038 (e)	131	137
Series 2008-44, PO, 5/25/2038	11	9
Series 2008-46, Class HI, IO, 1.30%, 6/25/2038 (e)	423	21
Series 2008-53, Class CI, IF, IO, 3.18%, 7/25/2038 (e)	209	20
Series 2008-56, Class AC, 5.00%, 7/25/2038	161	160
Series 2008-60, Class JC, 5.00%, 7/25/2038	218	217
Series 2011-47, Class ZA, 5.50%, 7/25/2038	783	788
Series 2008-80, Class SA, IF, IO, 1.83%, 9/25/2038 (e)	707	52
Series 2008-81, Class SB, IF, IO, 1.83%, 9/25/2038 (e)	656	42
Series 2009-6, Class GS, IF, IO, 2.53%, 2/25/2039 (e)	484	49
Series 2009-4, Class BD, 4.50%, 2/25/2039	14	13
Series 2009-17, Class QS, IF, IO, 2.63%, 3/25/2039 (e)	160	11
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	350	65
Series 2009-47, Class MT, 7.00%, 7/25/2039	10	10
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,403	1,402
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,717	1,775
Series 2009-65, Class MT, 5.00%, 9/25/2039	296	300
Series 2009-69, Class WA, 6.03%, 9/25/2039 (e)	536	549
Series 2009-84, Class WS, IF, IO, 1.88%, 10/25/2039 (e)	215	13
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	823	155
Series 2009-99, Class SC, IF, IO, 2.16%, 12/25/2039 (e)	253	18
Series 2009-103, Class MB, 3.32%, 12/25/2039 (e)	767	767
Series 2009-99, Class WA, 6.30%, 12/25/2039 (e)	1,443	1,482
Series 2009-113, Class AO, PO, 1/25/2040	215	176
Series 2009-112, Class ST, IF, IO, 2.23%, 1/25/2040 (e)	600	52
Series 2010-1, Class WA, 6.22%, 2/25/2040 (e)	241	249
Series 2010-49, Class SC, IF, 4.63%, 3/25/2040 (e)	920	895
Series 2010-16, Class WB, 6.16%, 3/25/2040 (e)	1,057	1,090
Series 2010-16, Class WA, 6.44%, 3/25/2040 (e)	998	1,026
Series 2010-35, Class SB, IF, IO, 2.40%, 4/25/2040 (e)	424	32
Series 2010-35, Class SJ, IF, 4.28%, 4/25/2040 (e)	577	552
Series 2010-40, Class FJ, 4.62%, 4/25/2040 (e)	149	149

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-42, Class S, IF, IO, 2.38%, 5/25/2040 (e)	295	18
Series 2010-43, Class FD, 4.62%, 5/25/2040 (e)	283	281
Series 2010-63, Class AP, PO, 6/25/2040	333	277
Series 2010-64, Class DM, 5.00%, 6/25/2040	2,051	2,061
Series 2010-58, Class MB, 5.50%, 6/25/2040	3,704	3,734
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,194	1,227
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,373	1,374
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,918	4,023
Series 2010-125, Class SA, IF, IO, 0.42%, 11/25/2040 (e)	1,636	59
Series 2010-147, Class SA, IF, IO, 2.51%, 1/25/2041 (e)	3,042	362
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (e)	2,091	97
Series 2011-149, Class EF, 4.52%, 7/25/2041 (e)	159	158
Series 2011-75, Class FA, 4.57%, 8/25/2041 (e)	445	443
Series 2011-149, Class MF, 4.52%, 11/25/2041 (e)	695	689
Series 2011-118, Class LB, 7.00%, 11/25/2041	3,824	4,112
Series 2011-118, Class MT, 7.00%, 11/25/2041	4,599	4,917
Series 2011-118, Class NT, 7.00%, 11/25/2041	3,979	4,229
Series 2012-99, Class FA, 4.47%, 9/25/2042 (e)	1,109	1,083
Series 2012-101, Class FC, 4.52%, 9/25/2042 (e)	604	592
Series 2012-97, Class FB, 4.52%, 9/25/2042 (e)	2,203	2,157
Series 2012-108, Class F, 4.52%, 10/25/2042 (e)	1,754	1,718
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,831	2,719
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,400	1,314
Series 2013-92, PO, 9/25/2043	4,387	3,327
Series 2013-101, Class DO, PO, 10/25/2043	3,917	2,910
Series 2013-128, PO, 12/25/2043	6,857	5,411
Series 2013-135, PO, 1/25/2044	2,519	1,978
Series 2014-29, Class PS, IF, IO, 2.03%, 5/25/2044 (e)	2,261	215
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,838	1,731
Series 2018-94, Class DZ, 4.00%, 1/25/2049	12,435	11,821
Series 2010-103, Class SB, IF, IO, 2.08%, 11/25/2049 (e)	416	33
Series 2011-2, Class WA, 5.88%, 2/25/2051 (e)	386	393
Series 2011-58, Class WA, 5.50%, 7/25/2051 (e)	166	168
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	2,227	2,240
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	144	146
Series 2007-W5, PO, 6/25/2037	111	86
Series 2007-W7, Class 1A4, IF, 15.08%, 7/25/2037 (e)	80	95
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	11,876	11,875
Series 2003-W4, Class 2A, 5.21%, 10/25/2042 (e)	81	81
Series 2003-W1, Class 1A1, 4.84%, 12/25/2042 (e)	570	548
Series 2003-W1, Class 2A, 5.31%, 12/25/2042 (e)	158	153
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	443	459
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	819	854
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	519	516
Series 2007-W10, Class 2A, 6.31%, 8/25/2047 (e)	58	58
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,932	1,969

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 3.96%, 6/27/2036 (e)	1,915	1,887
Series 2007-54, Class FA, 4.42%, 6/25/2037 (e)	901	884
Series 2007-64, Class FB, 4.39%, 7/25/2037 (e)	282	277
Series 2007-106, Class A7, 6.24%, 10/25/2037 (e)	213	221
Series 2002-90, Class A1, 6.50%, 6/25/2042	319	332
FNMA, STRIPS
Series 218, Class 2, IO, 7.50%, 4/25/2023	—	—
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	51	49
Series 329, Class 1, PO, 1/25/2033	36	31
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	51	7
Series 365, Class 8, IO, 5.50%, 5/25/2036	186	41
Series 374, Class 5, IO, 5.50%, 8/25/2036	136	26
Series 393, Class 6, IO, 5.50%, 4/25/2037	48	6
Series 383, Class 33, IO, 6.00%, 1/25/2038	126	26
Series 412, Class F2, 4.52%, 8/25/2042 (e)	2,228	2,246
Series 411, Class F1, 4.57%, 8/25/2042 (e)	5,029	5,047
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.28%, 11/25/2046 (e)	3,871	3,828
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035 (e)	320	285
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	316	316
Series 2001-35, Class SA, IF, IO, 4.36%, 8/16/2031 (e)	66	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	314	313
Series 2011-43, Class ZQ, 5.50%, 1/16/2033	1,602	1,597
Series 2003-58, Class BE, 6.50%, 1/20/2033	411	411
Series 2003-12, Class SP, IF, IO, 3.76%, 2/20/2033 (e)	101	2
Series 2003-25, Class PZ, 5.50%, 4/20/2033	884	882
Series 2003-46, Class MG, 6.50%, 5/20/2033	324	328
Series 2003-52, Class AP, PO, 6/16/2033	186	167
Series 2003-75, Class ZX, 6.00%, 9/16/2033	518	527
Series 2003-90, PO, 10/20/2033	26	26
Series 2010-41, Class WA, 5.83%, 10/20/2033 (e)	615	630
Series 2003-97, Class SA, IF, IO, 2.66%, 11/16/2033 (e)	295	9
Series 2003-112, Class SA, IF, IO, 2.66%, 12/16/2033 (e)	339	8
Series 2004-28, Class S, IF, 8.97%, 4/16/2034 (e)	164	173
Series 2005-7, Class JM, IF, 8.17%, 5/18/2034 (e)	6	6
Series 2004-46, PO, 6/20/2034	285	259
Series 2004-49, Class Z, 6.00%, 6/20/2034	1,169	1,197
Series 2010-103, Class WA, 5.68%, 8/20/2034 (e)	327	336
Series 2004-73, Class JL, IF, IO, 2.66%, 9/16/2034 (e)	1,177	101
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (e)	121	122
Series 2004-71, Class SB, IF, 10.12%, 9/20/2034 (e)	121	124
Series 2004-83, Class AP, IF, 5.86%, 10/16/2034 (e)	1	1
Series 2004-89, Class LS, IF, 10.13%, 10/16/2034 (e)	107	114
Series 2004-90, Class SI, IF, IO, 2.16%, 10/20/2034 (e)	1,698	88
Series 2004-96, Class SC, IF, IO, 2.14%, 11/20/2034 (e)	1,015	1
Series 2005-3, Class SK, IF, IO, 2.81%, 1/20/2035 (e)	1,130	91

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-68, Class DP, IF, 7.07%, 6/17/2035 (e)	334	315
Series 2008-79, Class CS, IF, 2.86%, 6/20/2035 (e)	555	511
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	111	16
Series 2005-66, Class SP, IF, 7.88%, 8/16/2035 (e)	68	66
Series 2010-14, Class CO, PO, 8/20/2035	656	560
Series 2005-65, Class SA, IF, 7.81%, 8/20/2035 (e)	27	24
Series 2005-68, Class KI, IF, IO, 2.36%, 9/20/2035 (e)	2,290	197
Series 2005-72, Class AZ, 5.50%, 9/20/2035	601	609
Series 2005-82, PO, 10/20/2035	155	129
Series 2010-14, Class BO, PO, 11/20/2035	226	181
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	235	30
Series 2006-20, Class QA, 5.75%, 2/20/2036	6	6
Series 2006-16, Class OP, PO, 3/20/2036	189	161
Series 2006-22, Class AO, PO, 5/20/2036	267	240
Series 2006-38, Class SW, IF, IO, 2.56%, 6/20/2036 (e)	6	—
Series 2006-34, PO, 7/20/2036	36	31
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,187	1,240
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,529	1,554
Series 2006-59, Class SD, IF, IO, 2.76%, 10/20/2036 (e)	357	22
Series 2006-57, Class PZ, 5.56%, 10/20/2036	671	672
Series 2006-65, Class SA, IF, IO, 2.86%, 11/20/2036 (e)	610	14
Series 2011-22, Class WA, 5.89%, 2/20/2037 (e)	232	239
Series 2007-57, PO, 3/20/2037	289	274
Series 2007-9, Class CI, IF, IO, 2.26%, 3/20/2037 (e)	707	36
Series 2007-17, Class JO, PO, 4/16/2037	371	306
Series 2007-17, Class JI, IF, IO, 2.92%, 4/16/2037 (e)	957	86
Series 2007-19, Class SD, IF, IO, 2.26%, 4/20/2037 (e)	357	8
Series 2010-129, Class AW, 5.93%, 4/20/2037 (e)	420	433
Series 2007-25, Class FN, 4.19%, 5/16/2037 (e)	303	299
Series 2007-28, Class BO, PO, 5/20/2037	53	45
Series 2007-26, Class SC, IF, IO, 2.26%, 5/20/2037 (e)	636	24
Series 2007-27, Class SD, IF, IO, 2.26%, 5/20/2037 (e)	703	26
Series 2007-35, PO, 6/16/2037	949	799
Series 2007-36, Class HO, PO, 6/16/2037	97	87
Series 2007-36, Class SE, IF, IO, 2.58%, 6/16/2037 (e)	417	17
Series 2007-36, Class SJ, IF, IO, 2.31%, 6/20/2037 (e)	514	12
Series 2007-45, Class QA, IF, IO, 2.70%, 7/20/2037 (e)	819	41
Series 2007-40, Class SN, IF, IO, 2.74%, 7/20/2037 (e)	781	25
Series 2007-40, Class SD, IF, IO, 2.81%, 7/20/2037 (e)	561	36
Series 2007-53, Class ES, IF, IO, 2.61%, 9/20/2037 (e)	561	23
Series 2007-53, Class SW, IF, 8.39%, 9/20/2037 (e)	128	133
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	112	1
Series 2008-7, Class SP, IF, 5.52%, 10/20/2037 (e)	96	87
Series 2009-79, Class OK, PO, 11/16/2037	1,011	850
Series 2007-74, Class SL, IF, IO, 2.65%, 11/16/2037 (e)	711	52
Series 2007-73, Class MI, IF, IO, 2.06%, 11/20/2037 (e)	640	14
Series 2007-76, Class SB, IF, IO, 2.56%, 11/20/2037 (e)	1,239	28
Series 2007-67, Class SI, IF, IO, 2.57%, 11/20/2037 (e)	687	27

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-72, Class US, IF, IO, 2.61%, 11/20/2037 (e)	564	15
Series 2008-7, Class SK, IF, 8.13%, 11/20/2037 (e)	67	63
Series 2007-79, Class SY, IF, IO, 2.61%, 12/20/2037 (e)	849	28
Series 2008-1, PO, 1/20/2038	37	30
Series 2015-137, Class WA, 5.55%, 1/20/2038 (e)	2,302	2,390
Series 2009-106, Class ST, IF, IO, 2.06%, 2/20/2038 (e)	5,269	292
Series 2008-17, IO, 5.50%, 2/20/2038	125	—
Series 2008-33, Class XS, IF, IO, 3.81%, 4/16/2038 (e)	353	23
Series 2008-36, Class SH, IF, IO, 2.36%, 4/20/2038 (e)	834	1
Series 2008-40, Class SA, IF, IO, 2.51%, 5/16/2038 (e)	2,834	172
Series 2008-55, Class SA, IF, IO, 2.26%, 6/20/2038 (e)	208	7
Series 2008-50, Class KB, 6.00%, 6/20/2038	430	441
Series 2008-60, Class CS, IF, IO, 2.21%, 7/20/2038 (e)	706	18
Series 2008-69, Class QD, 5.75%, 7/20/2038	300	301
Series 2008-71, Class SC, IF, IO, 2.06%, 8/20/2038 (e)	241	8
Series 2012-59, Class WA, 5.58%, 8/20/2038 (e)	1,071	1,096
Series 2008-76, Class US, IF, IO, 1.96%, 9/20/2038 (e)	859	30
Series 2008-81, Class S, IF, IO, 2.26%, 9/20/2038 (e)	1,798	36
Series 2009-25, Class SE, IF, IO, 3.66%, 9/20/2038 (e)	368	19
Series 2011-97, Class WA, 6.11%, 11/20/2038 (e)	625	654
Series 2008-93, Class AS, IF, IO, 1.76%, 12/20/2038 (e)	958	47
Series 2008-96, Class SL, IF, IO, 2.06%, 12/20/2038 (e)	526	10
Series 2008-95, Class DS, IF, IO, 3.36%, 12/20/2038 (e)	1,555	78
Series 2011-163, Class WA, 5.89%, 12/20/2038 (e)	2,561	2,656
Series 2014-6, Class W, 5.36%, 1/20/2039 (e)	1,774	1,808
Series 2009-6, Class SA, IF, IO, 2.21%, 2/16/2039 (e)	359	3
Series 2009-11, Class SC, IF, IO, 2.26%, 2/16/2039 (e)	482	11
Series 2009-10, Class SA, IF, IO, 2.01%, 2/20/2039 (e)	667	32
Series 2009-6, Class SH, IF, IO, 2.10%, 2/20/2039 (e)	411	3
Series 2009-31, Class TS, IF, IO, 2.36%, 3/20/2039 (e)	430	7
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	235	32
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	522	78
Series 2009-22, Class SA, IF, IO, 2.33%, 4/20/2039 (e)	1,135	59
Series 2009-35, Class ZB, 5.50%, 5/16/2039	9,942	10,012
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	145	17
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	195	29
Series 2009-43, Class SA, IF, IO, 2.01%, 6/20/2039 (e)	661	25
Series 2009-42, Class SC, IF, IO, 2.14%, 6/20/2039 (e)	898	61
Series 2009-64, Class SN, IF, IO, 2.21%, 7/16/2039 (e)	887	49
Series 2009-72, Class SM, IF, IO, 2.36%, 8/16/2039 (e)	1,014	65
Series 2009-104, Class AB, 7.00%, 8/16/2039	197	198
Series 2009-81, Class SB, IF, IO, 2.15%, 9/20/2039 (e)	1,790	129
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,733	2,826
Series 2009-106, Class AS, IF, IO, 2.51%, 11/16/2039 (e)	1,447	122
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,734
Series 2015-91, Class W, 5.25%, 5/20/2040 (e)	2,077	2,118
Series 2013-75, Class WA, 5.12%, 6/20/2040 (e)	585	592
Series 2011-137, Class WA, 5.59%, 7/20/2040 (e)	1,014	1,063

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,868	1,997
Series 2010-157, Class OP, PO, 12/20/2040	2,006	1,673
Series 2011-75, Class SM, IF, IO, 2.66%, 5/20/2041 (e)	1,314	84
Series 2013-26, Class AK, 4.68%, 9/20/2041 (e)	1,458	1,463
Series 2014-188, Class W, 4.55%, 10/20/2041 (e)	1,458	1,442
Series 2012-141, Class WA, 4.52%, 11/16/2041 (e)	1,637	1,623
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,332
Series 2012-141, Class WC, 3.73%, 1/20/2042 (e)	1,373	1,326
Series 2012-141, Class WB, 4.02%, 9/16/2042 (e)	891	873
Series 2014-41, Class W, 4.69%, 10/20/2042 (e)	1,514	1,503
Series 2013-54, Class WA, 4.88%, 11/20/2042 (e)	955	958
Series 2013-91, Class WA, 4.46%, 4/20/2043 (e)	1,266	1,234
Series 2019-78, Class SW, IF, IO, 2.16%, 6/20/2049 (e)	8,791	521
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (e)	50,730	1,111
Series 2012-H24, Class FA, 3.59%, 3/20/2060 (e)	156	153
Series 2012-H24, Class FG, 3.57%, 4/20/2060 (e)	75	74
Series 2013-H03, Class FA, 3.44%, 8/20/2060 (e)	3	3
Series 2011-H05, Class FB, 3.64%, 12/20/2060 (e)	1,161	1,149
Series 2011-H06, Class FA, 3.59%, 2/20/2061 (e)	1,301	1,287
Series 2012-H21, Class CF, 3.84%, 5/20/2061 (e)	95	93
Series 2011-H19, Class FA, 3.61%, 8/20/2061 (e)	1,175	1,165
Series 2012-H26, Class JA, 3.69%, 10/20/2061 (e)	20	19
Series 2012-H10, Class FA, 3.69%, 12/20/2061 (e)	9,087	9,014
Series 2012-H08, Class FB, 3.74%, 3/20/2062 (e)	2,531	2,513
Series 2013-H07, Class MA, 3.69%, 4/20/2062 (e)	9	9
Series 2012-H08, Class FS, 3.84%, 4/20/2062 (e)	3,908	3,876
Series 2012-H15, Class FA, 3.59%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 3.69%, 7/20/2062 (e)	38	37
Series 2012-H18, Class NA, 3.66%, 8/20/2062 (e)	613	608
Series 2012-H28, Class FA, 3.72%, 9/20/2062 (e)	50	49
Series 2012-H29, Class FA, 3.66%, 10/20/2062 (e)	6,547	6,492
Series 2012-H24, Class FE, 3.74%, 10/20/2062 (e)	84	82
Series 2013-H02, Class HF, 3.44%, 11/20/2062 (e)	4	4
Series 2013-H01, Class FA, 1.65%, 1/20/2063	8	7
Series 2013-H01, Class JA, 3.46%, 1/20/2063 (e)	2,650	2,618
Series 2013-H04, Class SA, 3.56%, 2/20/2063 (e)	1,192	1,174
Series 2013-H08, Class FC, 3.59%, 2/20/2063 (e)	1,781	1,762
Series 2013-H07, Class HA, 3.55%, 3/20/2063 (e)	3,375	3,338
Series 2013-H09, Class HA, 1.65%, 4/20/2063	68	63
Series 2013-H14, Class FG, 3.61%, 5/20/2063 (e)	750	743
Series 2013-H14, Class FC, 3.61%, 6/20/2063 (e)	701	694
Series 2014-H01, Class FD, 3.79%, 1/20/2064 (e)	8,079	8,032
Series 2014-H05, Class FA, 3.83%, 2/20/2064 (e)	8,246	8,173
Series 2014-H06, Class HB, 3.79%, 3/20/2064 (e)	1,595	1,585
Series 2014-H09, Class TA, 3.74%, 4/20/2064 (e)	5,477	5,443
Series 2014-H10, Class TA, 3.74%, 4/20/2064 (e)	12,734	12,586
Series 2014-H11, Class VA, 3.64%, 6/20/2064 (e)	13,413	13,225
Series 2014-H15, Class FA, 3.64%, 7/20/2064 (e)	13,347	13,164

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-H17, Class FC, 3.64%, 7/20/2064 (e)	8,523	8,376
Series 2014-H19, Class FE, 3.61%, 9/20/2064 (e)	11,843	11,688
Series 2014-H20, Class LF, 3.74%, 10/20/2064 (e)	6,252	6,158
Series 2015-H02, Class FB, 3.64%, 12/20/2064 (e)	3,461	3,426
Series 2015-H03, Class FA, 3.64%, 12/20/2064 (e)	3,557	3,526
Series 2015-H07, Class ES, 3.10%, 2/20/2065 (e)	6,054	5,981
Series 2015-H05, Class FC, 3.62%, 2/20/2065 (e)	21,988	21,632
Series 2015-H06, Class FA, 3.62%, 2/20/2065 (e)	9,559	9,445
Series 2015-H08, Class FC, 3.62%, 3/20/2065 (e)	30,088	29,729
Series 2015-H10, Class FC, 3.62%, 4/20/2065 (e)	25,701	25,365
Series 2015-H12, Class FA, 3.62%, 5/20/2065 (e)	14,849	14,668
Series 2015-H15, Class FD, 3.58%, 6/20/2065 (e)	7,118	7,019
Series 2015-H15, Class FJ, 3.58%, 6/20/2065 (e)	10,963	10,820
Series 2015-H18, Class FA, 3.59%, 6/20/2065 (e)	6,953	6,873
Series 2015-H16, Class FG, 3.58%, 7/20/2065 (e)	12,362	12,184
Series 2015-H16, Class FL, 3.58%, 7/20/2065 (e)	17,270	17,029
Series 2015-H20, Class FA, 3.61%, 8/20/2065 (e)	10,892	10,744
Series 2015-H26, Class FG, 3.66%, 10/20/2065 (e)	3,206	3,154
Series 2015-H32, Class FH, 3.80%, 12/20/2065 (e)	7,263	7,193
Series 2016-H07, Class FA, 3.89%, 3/20/2066 (e)	30,656	30,420
Series 2016-H07, Class FB, 3.89%, 3/20/2066 (e)	7,735	7,675
Series 2016-H11, Class FD, 2.57%, 5/20/2066 (e)	14,999	14,698
Series 2016-H26, Class FC, 4.14%, 12/20/2066 (e)	10,095	9,968
Series 2017-H08, Class XI, IO, 1.90%, 3/20/2067 (e)	45,306	2,379
Series 2017-H14, Class XI, IO, 1.23%, 6/20/2067 (e)	34,768	1,526
Series 2018-H09, Class FE, 2.61%, 6/20/2068 (e)	2,732	2,660
Series 2019-H20, Class ID, IO, 0.02%, 12/20/2069 (e)	19,015	1,380
Series 2020-H02, Class MI, IO, 0.01%, 1/20/2070 (e)	41,995	1,638
Series 2020-H05, IO, 0.02%, 3/20/2070 (e)	38,865	2,468
Series 2020-H09, Class CI, IO, 0.02%, 5/20/2070 (e)	40,695	2,181
Series 2020-H09, IO, 0.03%, 5/20/2070 (e)	44,885	2,253
Series 2020-H09, Class IC, IO, 0.29%, 5/20/2070 (e)	46,384	1,740
Series 2020-H11, IO, 0.29%, 6/20/2070 (e)	24,705	1,329
Series 2020-H12, Class IJ, IO, 0.66%, 7/20/2070 (e)	34,755	2,141
Series 2020-H12, Class HI, IO, 1.05%, 7/20/2070 (e)	29,979	1,552
Series 2020-H15, IO, 0.72%, 8/20/2070 (e)	44,611	2,851
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	12,138	11,228
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 4.44%, 6/25/2034 (b) (e)	319	273
Series 2005-RP2, Class 1AF, 4.39%, 3/25/2035 (b) (e)	545	509
Series 2005-RP3, Class 1AS, IO, 0.53%, 9/25/2035 ‡ (b) (e)	2,744	38
Series 2005-RP3, Class 1AF, 4.39%, 9/25/2035 (b) (e)	3,722	3,171
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	51	48
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	241	230
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	193	191
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	131	124
Series 2005-5F, Class 8A3, 4.54%, 6/25/2035 (e)	93	86

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-AR6, Class 3A1, 3.01%, 9/25/2035 (e)	26	23
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	486	461
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	124	210
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,564	813
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (b) (e)	30,000	27,975
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 7.02%, 10/25/2034 ‡ (b) (e)	9,350	9,079
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A1, 3.23%, 8/25/2025 (b) (d)	16,024	15,977
Impac CMB Trust Series 2005-4, Class 2A1, 4.62%, 5/25/2035 (e)	672	558
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	325	269
Impac Secured Assets Trust Series 2006-1, Class 2A1, 4.74%, 5/25/2036 (e)	457	384
Jonah nov37 144a, 7.80%, 11/10/2037 ‡ (b)	43,120	42,285
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (e)	757	716
Series 2004-A3, Class 4A1, 3.63%, 7/25/2034 (e)	13	13
Series 2006-A2, Class 4A1, 3.65%, 8/25/2034 (e)	1,737	1,702
Series 2006-A3, Class 6A1, 3.75%, 8/25/2034 (e)	220	209
Series 2004-A4, Class 1A1, 3.93%, 9/25/2034 (e)	78	70
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	19
Series 2005-A1, Class 3A4, 3.53%, 2/25/2035 (e)	296	274
Series 2007-A1, Class 5A1, 3.35%, 7/25/2035 (e)	183	176
Series 2007-A1, Class 5A2, 3.35%, 7/25/2035 (e)	73	70
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 2.88%, 10/25/2059 (b) (d)	6,819	6,798
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (b) (d)	9,747	9,407
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (d)	20,845	18,719
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.91%, 4/25/2036 (e)	358	236
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	96	77
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,928	666
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024 (b)	651	651
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (e)	492	460
Series 2004-3, Class 4A2, 2.69%, 4/25/2034 (e)	160	140
Series 2004-15, Class 3A1, 3.44%, 12/25/2034 (e)	68	62
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	3	3
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	190	183
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	103	97
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	1,060	1,024
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	173	169
Series 2004-6, Class 30, PO, 7/25/2034 ‡	124	91
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	92	86
Series 2004-7, Class 30, PO, 8/25/2034 ‡	94	69
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	69	48
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033 ‡	9	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	67	61
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	173	165
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	89	72
Series 2004-1, Class 30, PO, 2/25/2034 ‡	10	7
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 4.39%, 5/25/2035 (b) (e)	5,634	2,991
Series 2006-2, Class 1A1, 4.05%, 5/25/2036 (b) (e)	596	474
Mastr Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 ‡ (b)	85	52
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 4.66%, 10/25/2028 (e)	275	253
Series 2003-F, Class A1, 4.68%, 10/25/2028 (e)	462	428
Series 2004-A, Class A1, 4.50%, 4/25/2029 (e)	106	95
Series 2004-C, Class A2, 3.44%, 7/25/2029 (e)	183	175
Series 2003-A5, Class 2A6, 3.31%, 8/25/2033 (e)	111	102
Series 2004-A4, Class A2, 3.52%, 8/25/2034 (e)	283	258
Series 2004-1, Class 2A1, 3.01%, 12/25/2034 (e)	298	273
Series 2005-A2, Class A1, 2.83%, 2/25/2035 (e)	486	449
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 3.82%, 6/25/2037 (e)	213	195
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (b) (e)	44,582	40,441
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.21%, 10/25/2019 (e)	60	52
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (e)	754	723
MRA Issuance Trust
Series 2021-EBO7, Class A1X, 2.86%, 2/15/2023 (b) (e)	40,398	36,713
Series 2021-EBO7, Class A1Y, 2.86%, 2/15/2023 (b) (e)	14,088	12,860
Series 2022-EBO1, Class A1X, 7.80%, 3/23/2023 (b) (e)	18,355	18,375
Series 2022-EBO1, Class A1Y, 7.80%, 3/23/2023 (b) (e)	6,118	6,125
Series 2021-EBO2, Class A, 4.35%, 4/5/2023 (b) (e)	66,333	63,600
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 4.36%, 6/15/2030 (e)	623	594
Series 2000-TBC3, Class A1, 4.32%, 12/15/2030 (e)	147	137
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	293	251
Nited Mortgage Mezz sep23, 8.00%, 9/15/2023 ‡	30,000	29,250
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	66
Series 2003-A1, Class A1, 5.50%, 5/25/2033	18	17
Series 2003-A1, Class A2, 6.00%, 5/25/2033	66	62
Ocwen Series 2021-GNMSR1, 5.00%, 3/15/2023 ‡	25,457	24,693
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (b) (d)	19,447	18,417
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	248	238
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (e)	42,249	39,171
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	54,480	50,091
RALI Trust
Series 2002-QS16, Class A3, IF, 8.22%, 10/25/2017 (e)	1	1
Series 2003-QS12, Class A2A, IF, IO, 4.01%, 6/25/2018 ‡ (e)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	—(g)
Series 2005-QA6, Class A32, 4.26%, 5/25/2035 (e)	655	374

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	78	59
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 ‡ (b)	34	18
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
Rillion Capital Iii Frn, 7.25%, 11/15/2024 ‡	95,725	95,725
SART Series 2017-1, 4.75%, 7/15/2024	9,361	9,160
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	10,439	9,899
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	29,900	27,024
Series 2018-4, Class MA, 3.50%, 3/25/2058 ‡	11,779	11,218
Series 2018-4, Class MZ, 3.50%, 3/25/2058 ‡	13,841	11,123
Series 2019-1, Class MT, 3.50%, 7/25/2058	40,750	36,637
Series 2019-1, Class M55D, 4.00%, 7/25/2058	23,306	22,289
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,447	22,864
Series 2020-1, Class M55G, 3.00%, 8/25/2059	36,880	33,920
Series 2020-2, Class MB, 2.00%, 11/25/2059 ‡	11,990	8,585
Series 2020-3, Class MT, 2.00%, 5/25/2060 ‡	51,784	42,901
Series 2022-1, Class MTU, 3.25%, 11/25/2061	71,772	63,360
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	9,467	9,077
Sequoia Mortgage Trust
Series 2004-8, Class A2, 4.25%, 9/20/2034 (e)	535	498
Series 2004-8, Class A1, 4.64%, 9/20/2034 (e)	436	377
Series 2004-10, Class A1A, 4.56%, 11/20/2034 (e)	174	153
Series 2004-11, Class A1, 4.54%, 12/20/2034 (e)	513	453
Series 2004-12, Class A3, 3.07%, 1/20/2035 (e)	544	491
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	7,450
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 4.60%, 10/19/2034 (e)	430	399
Series 2005-AR5, Class A3, 4.44%, 7/19/2035 (e)	1,890	1,665
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.07%, 2/25/2034 (d)	1,003	939
Series 2005-RF3, Class 1A, 4.39%, 6/25/2035 (b) (e)	405	374
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 3.96%, 11/25/2033 (e)	82	79
Series 2003-37A, Class 2A, 3.72%, 12/25/2033 (e)	710	652
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 4.68%, 9/25/2043 (e)	1,168	1,084
Series 2004-4, Class 3A, 2.71%, 12/25/2044 (e)	753	689
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 ‡ (b) (d)	23,849	22,437
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	98,473	79,494
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	9,388
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (e)	102,150	102,150
Vendee Mortgage Trust
Series 1993-1, Class ZB, 7.25%, 2/15/2023	82	82
Series 1994-1, Class 1, 4.62%, 2/15/2024 (e)	60	60
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	191	191
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	312	318
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	130	133

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	444	456
Series 1998-1, Class 2E, 7.00%, 3/15/2028	336	339
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (b) (e)	47,353	44,613
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 6.34%, 6/25/2033 (e)	75	72
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	169	159
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	319	311
Series 2003-AR7, Class A7, 3.80%, 8/25/2033 (e)	297	269
Series 2003-AR9, Class 1A6, 4.13%, 9/25/2033 (e)	1,483	1,353
Series 2003-AR9, Class 2A, 4.17%, 9/25/2033 (e)	154	137
Series 2003-S9, Class P, PO, 10/25/2033 ‡	13	9
Series 2003-AR11, Class A6, 4.23%, 10/25/2033 (e)	842	763
Series 2003-S9, Class A8, 5.25%, 10/25/2033	993	954
Series 2004-AR3, Class A1, 3.10%, 6/25/2034 (e)	341	310
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (e)	438	398
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	723	698
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	55	53
Series 2006-AR10, Class 2P, 3.57%, 9/25/2036 ‡ (e)	37	35
Series 2006-AR8, Class 1A2, 3.68%, 8/25/2046 (e)	260	226
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035 ‡	37	24
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	393	351
Series 2005-2, Class 2A3, IF, IO, 0.96%, 4/25/2035 ‡ (e)	676	28
Series 2005-2, Class 1A4, IF, IO, 1.01%, 4/25/2035 ‡ (e)	3,129	117
Series 2005-4, Class CB7, 5.50%, 6/25/2035	1,091	978
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035 ‡	1,131	180
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	158	132
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	84	75
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033 ‡	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033 ‡	12	9
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	103	79
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	54	45
WH Master Fund Frn 144a, 9.65%, 11/15/2024 ‡ (b)	35,309	35,309
Total Collateralized Mortgage Obligations (Cost $2,684,561)		2,515,109
Commercial Mortgage-Backed Securities — 7.5%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 ‡ (b) (e)	21,000	18,154
Series 2018-20TS, Class E, 3.20%, 5/15/2035 ‡ (b) (e)	13,399	11,315
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (b)	37,000	34,503
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 ‡ (b) (e)	7,700	5,689
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK30, PO, 6/27/2045 (b)	3,200	3,088
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	43,560
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 ‡ (b) (e)	520	—
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.67%, 2/28/2025 (b) (e)	13,760	12,368

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class BKW1, 1.68%, 1/29/2026 ‡ (b) (e)	14,340	11,897
Series 2021-FRR1, Class AKW1, 2.01%, 1/29/2026 (b) (e)	16,010	13,982
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (e)	14,570	12,678
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	15,119
Series 2021-FRR1, Class AK58, 2.36%, 9/29/2029 (b) (e)	28,730	24,868
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (b) (e)	748	2
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,366
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (e)	53,745	48,568
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (b) (e)	6,150	6,049
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	6,946
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (b)	14,250	12,927
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,296
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	8,789
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	16,786
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 ‡ (b) (e)	15,593	—
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	2,600	2,348
Series 2014-USA, Class D, 4.37%, 9/15/2037 ‡ (b)	16,830	12,924
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (e)	4,000	3,504
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	13,313	12,432
Series KJ17, Class A2, 2.98%, 11/25/2025	16,547	15,952
Series K737, Class AM, 2.10%, 10/25/2026	24,520	22,403
Series K061, Class AM, 3.44%, 11/25/2026 (e)	20,000	19,197
Series K065, Class AM, 3.33%, 5/25/2027	11,657	11,128
Series K066, Class A2, 3.12%, 6/25/2027	8,171	7,756
Series K070, Class A2, 3.30%, 11/25/2027 (e)	17,323	16,547
Series K072, Class A2, 3.44%, 12/25/2027	14,689	14,120
Series K072, Class AM, 3.50%, 12/25/2027 (e)	19,000	18,061
Series W5FX, Class AFX, 3.34%, 4/25/2028 (e)	21,769	20,462
Series K081, Class A2, 3.90%, 8/25/2028 (e)	13,531	13,221
Series K082, Class AM, 3.92%, 9/25/2028 (e)	12,035	11,698
Series K087, Class A2, 3.77%, 12/25/2028	4,150	4,019
Series K088, Class A2, 3.69%, 1/25/2029	355	342
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (e)	44,581	4,216
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (e)	21,865	1,600
Series K137, Class AM, 1.98%, 12/25/2031 (e)	29,800	24,342
Series K138, Class AM, 1.89%, 1/25/2032	22,150	17,889
Series K142, Class A2, 2.40%, 3/25/2032	58,400	49,802
Series K-150, Class AM, 3.52%, 9/25/2032 (e)	25,000	23,139
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	50,460	47,731
Series K-151, Class A2, 3.80%, 10/25/2032 (e)	100,650	95,903
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	16,769
Series Q013, Class APT2, 1.17%, 5/25/2050 (e)	14,564	12,890
Series K146, Class A2, 2.92%, 6/25/2054	27,100	24,060
Series K146, Class AM, 2.92%, 6/25/2054	27,000	23,700
Series K145, Class A2, 2.58%, 6/25/2055	40,795	35,131

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K145, Class AM, 2.58%, 6/25/2055	42,900	36,523
FHLMC, Multi-Family WI Certificates Series K153, Class A2, 3.82%, 1/25/2033	75,000	71,091
FNMA ACES
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (e)	593	590
Series 2013-M13, Class A2, 2.60%, 4/25/2023 (e)	575	567
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	5,006	4,916
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	5,373	5,270
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	5,955	5,762
Series 2015-M1, Class A2, 2.53%, 9/25/2024	8,105	7,763
Series 2015-M7, Class A2, 2.59%, 12/25/2024	4,831	4,620
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (e)	8,421	8,108
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (e)	8,984	8,623
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (e)	52,237	49,577
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (e)	96,850	89,667
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (e)	8,261	7,658
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	40,435	38,449
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	30,486	28,866
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (e)	30,729	29,015
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (e)	9,338	8,810
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	21,011	19,725
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (e)	23,058	21,654
Series 2018-M9, Class APT2, 3.22%, 4/25/2028 (e)	86,523	81,471
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	32,039	30,264
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	45,168	42,917
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (e)	31,143	29,800
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	8,534	7,406
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (e)	49,812	3,643
Series 2019-M7, Class A2, 3.14%, 4/25/2029	35,640	33,045
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (e)	6,559	6,126
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,669	13,492
Series 2020-M5, Class A2, 2.21%, 1/25/2030	44,138	38,385
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	15,738	14,501
Series 2020-M50, Class A1, 0.67%, 10/25/2030	19,517	17,993
Series 2020-M50, Class A2, 1.20%, 10/25/2030	12,140	10,479
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (e)	190,874	14,356
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (e)	40,500	32,513
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	48,740	40,201
Series 2022-M13, Class A2, 2.68%, 6/25/2032	60,253	51,724
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (e)	56,250	52,701
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	13,992	13,043
Series 2021-M3, Class X1, IO, 2.06%, 11/25/2033 (e)	148,626	13,485
Series 2022-M5, Class A1, 2.45%, 1/1/2034 (e)	16,252	14,632
Series 2019-M10, Class X, IO, 1.02%, 5/25/2049 (e)	88,159	4,930
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.87%, 7/25/2024 (b) (e)	27,500	26,362
Series 2018-KSL1, Class B, 3.83%, 11/25/2025 (b) (e)	10,011	9,131
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (e)	5,645	4,937
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (e)	13,500	11,295

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (b) (e)	5,000	4,084
Series 2015-K44, Class B, 3.85%, 1/25/2048 (b) (e)	769	732
Series 2015-K45, Class B, 3.73%, 4/25/2048 (b) (e)	11,025	10,530
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b) (e)	5,000	4,746
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b) (e)	10,000	9,554
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (e)	8,451	7,998
Series 2016-K722, Class B, 4.06%, 7/25/2049 (b) (e)	21,565	21,384
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (e)	8,500	7,877
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (e)	8,000	7,635
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (e)	20,000	18,576
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (e)	6,000	5,097
Series 2019-K90, Class B, 4.46%, 2/25/2052 (b) (e)	8,500	7,839
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (e)	10,000	9,120
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	33,913
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK36, 2.09%, 12/27/2046 (b) (e)	14,610	13,873
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.20%, 8/12/2037 ‡ (b) (e)	6,809	—
Series 2006-CB15, Class X1, IO, 0.45%, 6/12/2043 ‡ (e)	5,766	—
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 ‡ (e)	6,525	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	8,012
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 5.98%, 4/15/2038 ‡ (b) (e)	15,700	14,727
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	35,419
Series 2019-PARK, Class E, 2.72%, 12/15/2036 ‡ (b)	81,600	71,900
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	40,900	39,366
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,450	4,405
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	24,215	20,670
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	54,053
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	492	491
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	2,357	2,337
Series 2012-C2, Class XA, IO, 0.67%, 5/10/2063 ‡ (b) (e)	6,845	—
Series 2012-C2, Class A4, 3.53%, 5/10/2063	2	2
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 ‡ (b) (e)	2,611	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,278
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.41%, 3/15/2045 ‡ (b) (e)	2,500	2,305
Total Commercial Mortgage-Backed Securities (Cost $2,578,046)		2,399,245
Municipal Bonds — 0.5% (h)
California — 0.1%
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,940	3,252
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	13,586
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	2,960
Total California		19,798
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	2,240	2,373

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,747
Series 165, Rev., 5.65%, 11/1/2040	3,780	4,049
Series 174, Rev., 4.46%, 10/1/2062	17,925	16,120
Total New York		34,289
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	14,145
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	2,904
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	13,125
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	3,478	2,968
Series 2011-A, Rev., 4.80%, 6/1/2111	9,576	8,155
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,282
Total Ohio		46,579
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Company Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,832
Oklahoma Development Finance Authority, Public Service Company Series 2022, Rev., 4.62%, 6/1/2044	27,500	26,030
Total Oklahoma		36,862
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Rev., 3.31%, 6/1/2051	11,130	7,452
Total Municipal Bonds (Cost $166,445)		144,980
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,175
3.45%, 2/2/2061 (b)	4,399	3,149
Republic of Chile 2.55%, 1/27/2032	9,568	8,012
Republic of Panama
3.16%, 1/23/2030	8,850	7,676
4.50%, 4/16/2050	5,100	3,930
Republic of Peru 5.63%, 11/18/2050	737	739
Republic of South Africa 5.88%, 9/16/2025	3,502	3,521
United Arab Emirates Government Bond 2.88%, 10/19/2041 (b)	15,748	11,888
United Mexican States
4.13%, 1/21/2026	5,155	5,044
3.75%, 1/11/2028	22,959	21,983
2.66%, 5/24/2031	20,674	17,149
3.50%, 2/12/2034	6,211	5,177
4.75%, 3/8/2044	3,906	3,294
4.60%, 1/23/2046	15,089	12,354
4.35%, 1/15/2047	4,228	3,340
4.60%, 2/10/2048	1,928	1,564
4.40%, 2/12/2052	14,965	11,613

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
3.77%, 5/24/2061	11,682	7,900
5.75%, 10/12/2110	5,118	4,428
Total Foreign Government Securities (Cost $170,344)		140,936
U.S. Government Agency Securities — 0.4%
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,284
2.14%, 11/1/2024 (a)	5,000	4,568
5.50%, 9/18/2033	6,771	7,498
Resolution Funding Corp. STRIPS
DN, 3.24%, 1/15/2030 (a)	30,700	22,524
DN, 2.93%, 4/15/2030 (a)	26,456	19,122
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	35,502
5.50%, 6/15/2038	493	527
4.63%, 9/15/2060	4,157	3,946
4.25%, 9/15/2065	2,604	2,328
Tennessee Valley Authority STRIPS
DN, 4.42%, 11/1/2025 (a)	17,495	15,453
DN, 6.00%, 7/15/2028 (a)	3,119	2,442
DN, 3.94%, 12/15/2028 (a)	3,500	2,698
DN, 5.39%, 6/15/2035 (a)	2,242	1,262
Total U.S. Government Agency Securities (Cost $137,882)		125,154
Loan Assignments — 0.1% (c) (i)
Diversified Financial Services — 0.1%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.88%), 3.88%, 1/15/2031(Cost $55,571)	54,996	46,723
Total Loan Assignments (Cost $55,571)		46,723
	SHARES (000)
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (j) (k) (Cost $253,581)	253,620	253,696
Total Investments — 99.9% (Cost $35,752,278)		31,979,132
Other Assets Less Liabilities — 0.1%		42,463
NET ASSETS — 100.0%		32,021,595

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2022.
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RE	Reinsured
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Value is zero.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,720	03/22/2023	USD	423,324	3,305
U.S. Treasury 2 Year Note	3,843	03/31/2023	USD	789,947	2,881
U.S. Treasury 5 Year Note	4,829	03/31/2023	USD	525,380	4,216
					10,402

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,000,508	$1,390,249	$4,390,757
Collateralized Mortgage Obligations	—	2,041,926	473,183	2,515,109
Commercial Mortgage-Backed Securities	—	2,163,536	235,709	2,399,245
Corporate Bonds	—	7,312,922	—	7,312,922
Foreign Government Securities	—	140,936	—	140,936
Loan Assignments	—	46,723	—	46,723
Mortgage-Backed Securities	—	5,785,687	—	5,785,687
Municipal Bonds	—	144,980	—	144,980
U.S. Government Agency Securities	—	125,154	—	125,154
U.S. Treasury Obligations	—	8,863,923	—	8,863,923
Short-Term Investments
Investment Companies	253,696	—	—	253,696
Total Investments in Securities	$253,696	$29,626,295	$2,099,141	$31,979,132
Appreciation in Other Financial Instruments
Futures Contracts	$10,402	$—	$—	$10,402
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$781,986	$—(b)	$(87,407)	$(1,121)	$530,863	$(156,646)	$268,722	$(72,054)	$125,906	$1,390,249
Collateralized Mortgage Obligations	669,441	(8,547)	(13,375)	(944)	271,812	(215,241)	14,171	(75,328)	(168,806)	473,183
Commercial Mortgage-Backed Securities	217,967	—	(20,504)	187	57	(4,898)	—	—	42,900	235,709
Total	$1,669,394	$(8,547)	$(121,286)	$(1,878)	$802,732	$(376,785)	$282,893	$(147,382)	$—	$2,099,141

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(129,972).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$772,901	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (18.30%)
			Constant Default Rate	0.00% - 5.03% (0.06%)
			Yield (Discount Rate of Cash Flows)	6.01% - 13.14% (7.72%)

Asset-Backed Securities	772,901
	112,824	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (90.55%)
			Constant Default Rate	0.00% - 6.69% (0.06%)
			Yield (Discount Rate of Cash Flows)	5.24% - 27.49% (5.80%)

Collateralized Mortgage Obligations	112,824
	149,941	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	6.01% - 81.25% (16.61%)

Commercial Mortgage- Backed Securities	149,941
Total	$1,035,666

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30 2022, the value of these investments was $ 1,063,475. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$1,584,083	$7,964,707	$9,295,097	$206	$(203)	$253,696	253,620	$10,616	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.